UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21771

YieldQuest Funds Trust

(Exact name of registrant as specified in charter)

3280 Peachtree Rd, Suite 2600
Atlanta, GA 30305

(Address of principal executive offices) (Zip code)

Jay K. Chitnis
3280 Peachtree Rd, Suite 2600
Atlanta, GA 30305

(Name and address of agent for service)

registrant’s telephone number, including area code: 404-446-3370

Date of fiscal year end: October 31

Date of reporting period: October 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

YIELDQUEST CORE EQUITY FUND
YIELDQUEST TOTAL RETURN BOND FUND
YIELDQUEST TAX-EXEMPT BOND FUND
YIELDQUEST FLEXIBLE INCOME FUND
YIELDQUEST LOW DURATION BOND FUND
YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND

ANNUAL REPORT
OCTOBER 31, 2008

3280 PEACHTREE ROAD, SUITE 2600
ATLANTA, GA 30305
1-877-497-3634
www.YieldQuest-Funds.com

Distributed by YieldQuest Securities, LLC
FINRA Member

SHAREHOLDER LETTER – YIELDQUEST CORE EQUITY FUND

To Our Shareholders:

The YieldQuest Core Equity Fund (Institutional Class) had a total return of -49.06% for the fiscal year, compared to -36.10.% for the S&P 500 Index. At year end, the Fund had net assets of $12.9 million.

The Fund’s level of underperformance below the benchmark index may be attributed to a unique market environment that perhaps has been best characterized by former Fed Chairman Alan Greenspan, along with many other prominent economists and financial market professionals, as a “once in a century” financial disruption. Though the current crisis was initially triggered well over one year ago by the breakdown of subprime mortgages and the complex derivative products they spawned, 2008 saw the sharp downturn in housing mutate and morph into a full blown, global credit and financial market crisis, driving multiple waves of panic selling across the spectrum of fixed income and equity market sectors. Most market experts agree that rarely have the financial markets been characterized by such a complete lack of confidence across the spectrum of market participants – from banks and financial institutions who lend to one another, right through to professional and amateur/household investors. This high degree of mistrust, in turn, provided a fertile ground for fear and panic to dominate the pricing of securities, thereby allowing their valuations to diverge, in some cases, dramatically so, from their underlying fundamentals and credit quality.

Thus, while the Fund itself may have had a very limited exposure to subprime mortgages and/or complex structured products, the reverberation and “domino effect” of extreme selling pressure from panicked global investors and deleveraging/forced selling by institutions/hedge funds across the spectrum of global equity markets and risk assets more broadly, negatively impacted the performance of equity index benchmarks in general and that of our Fund, in particular. More specifically, much of our Fund’s underperformance this fiscal year may be traced to the extreme widening in equity closed-end fund discounts to net asset value, which were pushed to multi-decade wide levels and, in some cases, to the widest levels ever. In fact, because this sector is dominated by retail investors, who have a penchant for “selling first and asking questions later”, it is fair to say that pricing dislocations within the equity closed-end fund universe during times of market stress tend to be particularly severe. In addition, marked weakness in the Financials and Consumer Discretionary sectors, two of the hardest hit sectors in the prolonged equity market selloff, also contributed to Fund underperformance.

We believe placing current events into the appropriate historical perspective is critical, because it should help our shareholders gain some comfort that both the nominal and relative underperformance of our Fund this fiscal year may be more accurately viewed as an aberration, rather than as an indication of expected future performance. Indeed, we believe that, in terms of the Fund’s look-forward performance potential, these dramatic pricing aberrations may have provided us with a unique opportunity to nicely position our portfolio to potentially capture significant intermediate to longer-term outperformance going forward, as sector share prices eventually retrace towards valuations that are more in line with their underlying fundamentals – a process that has indeed occurred following every other financial crisis in history. For example, we have capitalized on multi-year wide discounts to net asset values in the equity closed end fund sector by raising our allocation close to the maximum level. We believe our maximum allocation to equity closed-end funds may provide a significant tailwind to the risk-adjusted performance of our Fund’s equity portfolio over the next 12 to 24 months, as these historically wide discounts should narrow over time and move towards their long term historical averages. In addition, we have also utilized the severe pricing dislocations across a wide array of equity market sectors, including Financials, Consumer Discretionary, Emerging Markets, and Energy, to raise the beta of our equity portfolio, with a broad-based and diversified approach, as we believe current valuation levels may represent a uniquely attractive outperformance opportunity over the intermediate-to-longer term.

We thank you for your continued confidence in our firm as a shareholder of the YieldQuest Core Equity Fund.

As always, we welcome your comments and questions.

PORTFOLIO REVIEW

Average Annual Total Returns as of October 31, 2008

	Inception		Since
	Date	1-Year	Inception

YieldQuest Core Equity Fund - Institutional Class	11/01/2005	-49.06%	-12.52%

S&P 500 Index		-36.10%	-5.21%

Total Returns as of October 31, 2008

	Inception	Since
	Date	Inception

YieldQuest Core Equity Fund - Investor Class	02/28/2008	-43.84%

S&P 500 Index		-28.16%

Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling the Fund at 1-877-497-3634.

Past performance is not predictive of future performance. The returns shown do not reflect the reduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Total returns above reflect fee reductions in effect from the Fund’s inception through October 31, 2008. Voluntary reductions may be discontinued at any time after October 31, 2009. If such fee reductions had not occurred, the quoted performance would be lower.

Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

The S&P 500TM Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, that is a measure of the U.S. stock market as a whole.

PORTFOLIO REVIEW (Continued)

*	“Other/Short-Term” includes short-term investments, plus other investments not included in the categories in the pie chart that compromised less than 2% of the Fund’s total investments.

SHAREHOLDER LETTER – YIELDQUEST TOTAL RETURN BOND FUND

To Our Shareholders:

The YieldQuest Total Return Bond Fund (Institutional Class) had a total return of -17.66% for the fiscal year, compared to +0.30% for the Barclays Capital Aggregate Bond Index. At year end, the Fund had net assets of $192.3 million.

The Fund’s level of underperformance below the benchmark index may be attributed to a unique market environment that perhaps has been best characterized by former Fed Chairman Alan Greenspan, along with many other prominent economists and financial market professionals, as a “once in a century” financial disruption. Though the current crisis was initially triggered well over one year ago by the breakdown of subprime mortgages and the complex derivative products they spawned, 2008 saw the sharp downturn in housing mutate and morph into a full blown, global credit and financial market crisis, driving multiple waves of panic selling across the spectrum of fixed income and equity market sectors. Most market experts agree that rarely have the financial markets been characterized by such a complete lack of confidence across the spectrum of market participants – from banks and financial institutions who lend to one another, right through to professional and amateur/household investors. This high degree of mistrust, in turn, provided a fertile ground for fear and panic to dominate the pricing of securities, thereby allowing their valuations to diverge, in some cases, dramatically so, from their underlying fundamentals and credit quality.

Thus, while the Fund itself may have had a very limited exposure to subprime mortgages and/or complex structured products, the reverberation and “domino effect” of extreme selling pressure from panicked global investors and deleveraging/forced selling by institutions/hedge funds across the spectrum of fixed income assets, including those of high credit quality, negatively impacted both the performance of fixed income assets in general (with the notable exception of Treasury securities), and our Fund’s performance, in particular. More specifically, much of our Fund’s underperformance this fiscal year may be traced to the extreme widening in closed-end fund discounts to net asset value, which were pushed to multi-decade wide levels and, in some cases, to the widest levels ever. In fact, because this sector is dominated by retail investors, who have a penchant for “selling first and asking questions later”, it is fair to say that pricing dislocations within the closed-end fund universe during times of market stress tend to be particularly severe. In addition, virtually all spread products, including corporate credit, mortgages and agency MBS, saw spreads widen sharply to record premiums over Treasuries. Within the corporate credit sector, in particular, even the debt of the highest quality companies, including many household names, was not spared by investors fleeing risk, as these spreads widened to levels not seen since the Great Depression! Finally, our short duration position in Treasury securities also somewhat contributed to Fund underperformance, as worsening credit conditions drove fearful investors to increasingly focus on the return of their principal, rather than the return on their principal. The resulting severe flight to safety pushed Treasury bond yields to five year lows and Treasury bill yields to virtually zero!

We believe placing current events into the appropriate historical perspective is critical, because it should help our shareholders gain some comfort that both the nominal and relative underperformance of our Fund this fiscal year may be more accurately viewed as an aberration, rather than as an indication of expected future performance. Indeed, we believe that, in terms of the Fund’s look-forward performance potential, these dramatic pricing aberrations may have provided us with a unique opportunity to nicely position our portfolio to potentially capture significant intermediate to longer-term outperformance going forward, as fixed income asset prices eventually retrace towards valuations that are more in line with their underlying fundamentals – a process that has indeed occurred following every other financial crisis in history. For example, we have capitalized on multi-year wide discounts to net asset values in the closed end fund sector by raising our allocation close to the maximum level. We believe our maximum allocation to closed-end funds may provide a significant tailwind to the risk-adjusted performance of our Fund’s fixed income portfolio over the next 12 to 24 months, as these historically wide discounts should narrow over time and move towards their long term historical averages. In addition, we have also utilized the severe pricing dislocations in fixed income assets more broadly to raise our allocations to high quality fixed income sectors, especially high quality corporate credit, as we believe that the current, record-wide spread levels in these sectors may also present a very attractive opportunity for risk-adjusted outperformance going forward.

We thank you for your continued confidence in our firm as a shareholder of the YieldQuest Total Return Bond Fund.

As always, we welcome your comments and questions.

PORTFOLIO REVIEW

Average Annual Total Returns as of October 31, 2008

	Inception		Since
	Date	1-Year	Inception

YieldQuest Total Return Bond Fund - Institutional Class	11/01/2005	-17.66%	-3.73%

Barclays Capital Aggregate Bond Index		0.30%	3.60%

Barclays Capital U.S. Corporate Investment Grade Index		-13.82%	-1.77%

Barclays Capital U.S. Corporate High Yield Bond Index		-25.81%	-4.40%

S&P Preferred Stock Index		-37.88%	-11.66%

Total Returns as of October 31, 2008

	Inception	Since
	Date	Inception

YieldQuest Total Return Bond Fund - Investor Class	02/28/08	-17.76%

Barclays Capital Aggregate Bond Index		-2.91%

Barclays Capital U.S. Corporate Investment Grade Index		-14.84%

Barclays Capital U.S. Corporate High Yield Bond Index		-22.65%

S&P Preferred Stock Index		-36.31%

Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling the Fund at 1-877-497-3634.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Total returns above reflect fee reductions in effect from the Fund’s inception through October 31, 2008. Voluntary reductions may be discontinued at any time after October 31, 2009. If such fee reductions had not occurred, the quoted performance would be lower.

PORTFOLIO REVIEW (Continued)

Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

The Barclays Capital Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities).

Barclays Capital U.S. Corporate Investment Grade Index includes issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. Must be an investment grade credit security.

Barclays Capital U.S. Corporate High Yield Bond Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included.

S&P Preferred Stock Index is designed to serve the investment community’s need for an investable benchmark representing the U.S. preferred stock market. The index includes all preferred stocks issued by US corporations & those trading in major exchanges, subject to related criteria.

*	“Other/Short-Term” includes short-term investments, plus other investments not included in the categories in the pie chart that compromised less than 2% of the Fund’s total investments.

SHAREHOLDER LETTER – YIELDQUEST TAX-EXEMPT BOND FUND

To Our Shareholders:

The YieldQuest Tax-Exempt Bond Fund (Institutional Class) had a total return of -11.88% for the fiscal year, compared to 1.91% over the same period for the Barclays Capital 7 Year Municipal Bond Index. At year end, the Fund had net assets of $103.5 million.

The Fund’s level of underperformance below the benchmark index may be attributed to a unique market environment that perhaps has been best characterized by former Fed Chairman Alan Greenspan, along with many other prominent economists and financial market professionals, as a “once in a century” financial disruption. Though the current crisis was initially triggered well over one year ago by the breakdown of subprime mortgages and the complex derivative products they spawned, 2008 saw the sharp downturn in housing mutate and morph into a full blown, global credit and financial market crisis, driving multiple waves of panic selling across the spectrum of fixed income and equity market sectors. Most market experts agree that rarely have the financial markets been characterized by such a complete lack of confidence across the spectrum of market participants – from banks and financial institutions who lend to one another, right through to professional and amateur/household investors. This high degree of mistrust, in turn, provided a fertile ground for fear and panic to dominate the pricing of securities, thereby allowing their valuations to diverge, in some cases, dramatically so, from their underlying fundamentals and credit quality.

Thus, while the Fund itself may have had a very limited exposure to subprime mortgages and/or complex structured products, the reverberation and “domino effect” of extreme selling pressure from panicked global investors and deleveraging/forced selling by institutions/hedge funds across the spectrum of fixed income assets, including those of high credit quality municipal bonds, negatively impacted both the performance of fixed income assets in general (with the notable exception of Treasury securities), and our Fund’s performance, in particular. More specifically, much of our Fund’s underperformance this fiscal year may be traced to the extreme widening in municipal closed-end fund discounts to net asset value, which were pushed to multi-decade wide levels and, in some cases, to the widest levels ever. In fact, because this sector is dominated by retail investors, who have a penchant for “selling first and asking questions later”, it is fair to say that pricing dislocations within the municipal closed-end fund universe during times of market stress tend to be particularly severe. In addition, the market for individual municipal bonds also suffered severe price declines, even though the credit quality of these issuers tends to be superior to that of even the highest rated corporate credits, based on very low default rates historically. Finally, our short duration position in Treasury securities also somewhat contributed to Fund underperformance, as worsening credit conditions drove fearful investors to increasingly focus on the return of their principal, rather than the return on their principal. The resulting severe flight to safety pushed Treasury bond yields to five year lows and Treasury bill yields to virtually zero!

We believe placing current events into the appropriate historical perspective is critical, because it should help our shareholders gain some comfort that both the nominal and relative underperformance of our Fund this fiscal year may be more accurately viewed as an aberration, rather than as an indication of expected future performance. Indeed, we believe that, in terms of the Fund’s look-forward performance potential, these dramatic pricing aberrations may have provided us with a unique opportunity to nicely position our portfolio to potentially capture significant intermediate to longer-term outperformance going forward, as fixed income asset prices, including within the municipal bond and municipal closed end fund universes, eventually retrace towards valuations that are more in line with their underlying fundamentals – a process that has indeed occurred following every other financial crisis in history. For example, we have capitalized on multi-year wide discounts to net asset values in the municipal closed end fund sector by raising our allocation close to the maximum level. We believe our maximum allocation to municipal closed-end funds may provide a significant tailwind to the risk-adjusted performance of our Fund’s tax-exempt fixed income portfolio over the next 12 to 24 months, as these historically wide discounts should narrow over time and move towards their long term historical averages. In addition, we have also utilized the severe pricing dislocations within the individual municipal bond sector to raise our allocations, as we believe that the current, historically attractive municipal yield levels relative to Treasuries may also present a very attractive opportunity for risk-adjusted outperformance going forward.

We thank you for your continued confidence in our firm as a shareholder of the YieldQuest Tax-Exempt Bond Fund.

As always, we welcome your comments and questions.

PORTFOLIO REVIEW

Average Annual Total Returns as of October 31, 2008

	Inception		Since
	Date	1-Year	Inception

YieldQuest Tax-Exempt Bond Fund - Institutional Class	11/01/2005	-11.88%	-1.63%

Barclays Capital 7 Year Municipal Bond Index		1.91%	3.50%

Barclays Capital Municipal Long Bond Index		-13.76%	-1.91%

Total Returns as of October 31, 2008

	Inception	Since
	Date	Inception

YieldQuest Tax-Exempt Bond Fund - Investor Class	02/28/08	-11.04%

Barclays Capital 7 Year Municipal Bond Index		0.84%

Barclays Capital Municipal Long Bond Index		-7.49%

Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling the Fund at 1-877-497-3634.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Total returns above reflect fee reductions in effect from the Fund’s inception through October 31, 2008. Voluntary reductions may be discontinued at any time after October 31, 2009. If such fee reductions had not occurred, the quoted performance would be lower.

Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

The Barclays Capital 7 Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years.

The Barclays Capital Municipal Long Bond Index is the Long Bond (22+) component of the Municipal Bond Index. The Barclays Capital Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be rated investment-grade.

PORTFOLIO REVIEW (Continued)

*	“Other/Short-Term” includes short-term investments, plus other investments not included in the categories in the pie chart that compromised less than 2% of the Fund’s total investments.

SHAREHOLDER LETTER – YIELDQUEST FLEXIBLE INCOME FUND

To Our Shareholders:

The YieldQuest Flexible Income Fund (Institutional Class) had a total return of -38.24% for the fiscal year, compared to -1.06% over the same period for the Barclays Capital U.S. Government/Credit Index. At year end, the Fund had net assets of $17.9 million.

The Fund’s level of underperformance below the benchmark index may be attributed to a unique market environment that perhaps has been best characterized by former Fed Chairman Alan Greenspan, along with many other prominent economists and financial market professionals, as a “once in a century” financial disruption. Though the current crisis was initially triggered well over one year ago by the breakdown of subprime mortgages and the complex derivative products they spawned, 2008 saw the sharp downturn in housing mutate and morph into a full blown, global credit and financial market crisis, driving multiple waves of panic selling across the spectrum of fixed income and equity market sectors. Most market experts agree that rarely have the financial markets been characterized by such a complete lack of confidence across the spectrum of market participants – from banks and financial institutions who lend to one another, right through to professional and amateur/household investors. This high degree of mistrust, in turn, provided a fertile ground for fear and panic to dominate the pricing of securities, thereby allowing their valuations to diverge, in some cases, dramatically so, from their underlying fundamentals and credit quality.

Thus, while the Fund itself may have had a very limited exposure to subprime mortgages and/or complex structured products, the reverberation and “domino effect” of extreme selling pressure from panicked global investors and deleveraging/forced selling by institutions/hedge funds across the spectrum of fixed income assets, including those of high credit quality, negatively impacted both the performance of fixed income assets in general (with the notable exception of Treasury securities), and our Fund’s performance, in particular. More specifically, much of our Fund’s underperformance this fiscal year may be traced to the extreme widening in closed-end fund discounts to net asset value, which were pushed to multi-decade wide levels and, in some cases, to the widest levels ever. In fact, because this sector is dominated by retail investors, who have a penchant for “selling first and asking questions later”, it is fair to say that pricing dislocations within the closed-end fund universe during times of market stress tend to be particularly severe. In addition, virtually all spread product, including corporate credit, mortgages and agency MBS, saw spreads widen sharply to record premiums over Treasuries. Within the corporate credit sector, in particular, even the debt of the highest quality companies, including many household names, was not spared by investors fleeing risk, as these spreads widened to levels not seen since the Great Depression! Finally, our short duration position in Treasury securities also somewhat contributed to Fund underperformance, as worsening credit conditions drove fearful investors to increasingly focus on the return of their principal, rather than the return on their principal. The resulting severe flight to safety pushed Treasury bond yields to five year lows and Treasury bill yields to virtually zero!

We believe placing current events into the appropriate historical perspective is critical, because it should help our shareholders gain some comfort that both the nominal and relative underperformance of our Fund this fiscal year may be more accurately viewed as an aberration, rather than as an indication of expected future performance. Indeed, we believe that, in terms of the Fund’s look-forward performance potential, these dramatic pricing aberrations may have provided us with a unique opportunity to nicely position our portfolio to potentially capture significant intermediate to longer-term out performance going forward, as fixed income asset prices eventually retrace towards valuations that are more in line with their underlying fundamentals – a process that has indeed occurred following every other financial crisis in history. For example, we have capitalized on multi-year wide discounts to net asset values in the closed end fund sector by raising our allocation close to the maximum level. We believe our maximum allocation to closed-end funds may provide a significant tailwind to the risk-adjusted performance of our Fund’s fixed income portfolio over the next 12 to 24 months, as these historically wide discounts should narrow over time and move towards their long term historical averages. In addition, we have also utilized the severe pricing dislocations in fixed income assets more broadly to raise our allocations to high quality fixed income sectors, especially high quality corporate credit, as we believe that the current, record-wide spread levels in these sectors may also present a very attractive opportunity for risk-adjusted out performance going forward.

We thank you for your continued confidence in our firm as a shareholder of the YieldQuest Flexible Income Fund.

As always, we welcome your comments and questions.

PORTFOLIO REVIEW

Average Annual Total Returns as of October 31, 2008

	Inception		Since
	Date	1-Year	Inception

YieldQuest Flexible Income Fund - Institutional Class	06/11/2007	-38.24%	-28.62%

Barclays Capital U.S. Government/Credit Index		-1.06%	2.61%

Barclays Capital U.S. Corporate Investment Grade Index		-13.82%	-7.62%

Barclays Capital U.S. Corporate High Yield Bond Index		-25.81%	-19.34%

S&P Preferred Stock Index		-37.88%	-29.42%

Total Returns as of October 31, 2008

	Inception	Since
	Date	Inception

YieldQuest Flexible Income Fund - Investor Class	02/28/2008	-39.11%

Barclays Capital U.S. Government/Credit Index		-4.82%

Barclays Capital U.S. Corporate Investment Grade Index		-14.84%

Barclays Capital U.S. Corporate High Yield Bond Index		-22.65%

S&P Preferred Stock Index		-36.31%

Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling the Fund at 1-877-497-3634.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Total returns above reflect fee reductions in effect from the Fund’s inception through October 31, 2008. Voluntary reductions may be discontinued at any time after October 31, 2009. If such fee reductions had not occurred, the quoted performance would be lower.

PORTFOLIO REVIEW (Continued)

Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

The Barclays Capital U.S. Government/Credit Index is an unmanaged index that tracks the performance of a selection of U.S. government and investment grade U.S. corporate bonds.

Barclays Capital U.S. Corporate Investment Grade Index includes issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. Must be an investment grade credit security.

Barclays Capital U.S. Corporate High Yield Bond Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included.

S&P Preferred Stock Index is designed to serve the investment community’s need for an investable benchmark representing the U.S. preferred stock market. The index includes all preferred stocks issued by US corporations & those trading in major exchanges, subject to related criteria.

*	“Other/Short-Term” includes short-term investments, plus other investments not included in the categories in the pie chart that compromised less than 2% of the Fund’s total investments.

SHAREHOLDER LETTER – YIELDQUEST LOW DURATION BOND FUND

To Our Shareholders:

The YieldQuest Low Duration Bond Fund had a total return of -7.31% for the fiscal year, compared to 3.98% over the same period for the Barclays Capital U.S. Aggregate 1-3 Year Bond Index. At year end, the Fund had net assets of $5.0 million.

The Fund’s level of underperformance below the benchmark index may be attributed to a unique market environment that perhaps has been best characterized by former Fed Chairman Alan Greenspan, along with many other prominent economists and financial market professionals, as a “once in a century” financial disruption. Though the current crisis was initially triggered well over one year ago by the breakdown of subprime mortgages and the complex derivative products they spawned, 2008 saw the sharp downturn in housing mutate and morph into a full blown, global credit and financial market crisis, driving multiple waves of panic selling across the spectrum of fixed income and equity market sectors. Most market experts agree that rarely have the financial markets been characterized by such a complete lack of confidence across the spectrum of market participants – from banks and financial institutions who lend to one another, right through to professional and amateur/household investors. This high degree of mistrust, in turn, provided a fertile ground for fear and panic to dominate the pricing of securities, thereby allowing their valuations to diverge, in some cases, dramatically so, from their underlying fundamentals and credit quality.

Thus, while the Fund itself may have had a very limited exposure to subprime mortgages and/or complex structured products, the reverberation and “domino effect” of extreme selling pressure from panicked global investors and deleveraging/forced selling by institutions/hedge funds across the spectrum of fixed income assets, including those of high credit quality, negatively impacted both the performance of fixed income assets in general (with the notable exception of Treasury securities), and our Fund’s performance, in particular. More specifically, much of our Fund’s underperformance this fiscal year may be traced to the extreme widening in closed-end fund discounts to net asset value, which were pushed to multi-decade wide levels and, in some cases, to the widest levels ever. In fact, because this sector is dominated by retail investors, who have a penchant for “selling first and asking questions later”, it is fair to say that pricing dislocations within the closed-end fund universe during times of market stress tend to be particularly severe. In addition, virtually all spread product, including corporate credit, mortgages and agency MBS, saw spreads widen sharply to record premiums over Treasuries. Within the corporate credit sector, in particular, even the debt of the highest quality companies, including many household names, was not spared by investors fleeing risk, as these spreads widened to levels not seen since the Great Depression! Finally, our short duration position in Treasury securities also somewhat contributed to Fund underperformance, as worsening credit conditions drove fearful investors to increasingly focus on the return of their principal, rather than the return on their principal. The resulting severe flight to safety pushed Treasury bond yields to five year lows and Treasury bill yields to virtually zero!

We believe placing current events into the appropriate historical perspective is critical, because it should help our shareholders gain some comfort that both the nominal and relative underperformance of our Fund this fiscal year may be more accurately viewed as an aberration, rather than as an indication of expected future performance. Indeed, we believe that, in terms of the Fund’s look-forward performance potential, these dramatic pricing aberrations may have provided us with a unique opportunity to nicely position our portfolio to potentially capture significant intermediate to longer-term outperformance going forward, as fixed income asset prices eventually retrace towards valuations that are more in line with their underlying fundamentals – a process that has indeed occurred following every other financial crisis in history. For example, we have capitalized on multi-year wide discounts to net asset values in the closed end fund sector by raising our allocation close to the maximum level. We believe our maximum allocation to closed-end funds may provide a significant tailwind to the risk-adjusted performance of our Fund’s fixed income portfolio over the next 12 to 24 months, as these historically wide discounts should narrow over time and move towards their long term historical averages. In addition, we have also utilized the severe pricing dislocations in fixed income assets more broadly to raise our allocations to high quality fixed income sectors, especially high quality corporate credit, as we believe that the current, record-wide spread levels in these sectors may also present a very attractive opportunity for risk-adjusted outperformance going forward.

We thank you for your continued confidence in our firm as a shareholder of the YieldQuest Low Duration Bond Fund.

As always, we welcome your comments and questions.

PORTFOLIO REVIEW

Average Annual Total Returns as of October 31, 2008

	Inception		Since
	Date	1-Year	Inception

YieldQuest Low Duration Bond Fund -
Institutional Class	06/11/2007	-7.31%	-4.87%

Barclays Capital U.S. Aggregate 1-3 Year Bond Index		3.98%	5.21%

Barclays Capital U.S. Corporate 1-3 Year Bond Index		-3.87%	-0.94%

Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling the Fund at 1-877-497-3634.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Total returns above reflect fee reductions in effect from the Fund’s inception through October 31, 2008. Voluntary reductions may be discontinued at any time after October 31, 2009. If such fee reductions had not occurred, the quoted performance would be lower.

Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

The Barclays Capital U.S. Aggregate 1-3 Year Bond Index is representative of the U.S. investment grade fixed-income bond market with maturities of one to three years.

Barclays Capital U.S. Corporate 1-3 Year Bond Index is the 1-3 year component of the U.S. Corporate Investment Grade Index.

SIGNIFICANT AREAS OF INVESTMENT AS A PERCENTAGE OF TOTAL INVESTMENTS

SHAREHOLDER LETTER – YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND

To Our Shareholders:

The YieldQuest Low Duration Tax-Exempt Bond Fund had a total return of -3.89% for the fiscal year, compared to 4.26% over the same period for the Barclays Capital 3-Year Municipal Bond Index. At year end, the Fund had net assets of $4.5 million.

The Fund’s level of underperformance below the benchmark index may be attributed to a unique market environment that perhaps has been best characterized by former Fed Chairman Alan Greenspan, along with many other prominent economists and financial market professionals, as a “once in a century” financial disruption. Though the current crisis was initially triggered well over one year ago by the breakdown of subprime mortgages and the complex derivative products they spawned, 2008 saw the sharp downturn in housing mutate and morph into a full blown, global credit and financial market crisis, driving multiple waves of panic selling across the spectrum of fixed income and equity market sectors. Most market experts agree that rarely have the financial markets been characterized by such a complete lack of confidence across the spectrum of market participants – from banks and financial institutions who lend to one another, right through to professional and amateur/household investors. This high degree of mistrust, in turn, provided a fertile ground for fear and panic to dominate the pricing of securities, thereby allowing their valuations to diverge, in some cases, dramatically so, from their underlying fundamentals and credit quality.

Thus, while the Fund itself may have had a very limited exposure to subprime mortgages and/or complex structured products, the reverberation and “domino effect” of extreme selling pressure from panicked global investors and deleveraging/forced selling by institutions/hedge funds across the spectrum of fixed income assets, including those of high credit quality municipal bonds, negatively impacted both the performance of fixed income assets in general (with the notable exception of Treasury securities), and our Fund’s performance, in particular. More specifically, much of our Fund’s underperformance this fiscal year may be traced to the extreme widening in municipal closed-end fund discounts to net asset value, which were pushed to multi-decade wide levels and, in some cases, to the widest levels ever. In fact, because this sector is dominated by retail investors, who have a penchant for “selling first and asking questions later”, it is fair to say that pricing dislocations within the municipal closed-end fund universe during times of market stress tend to be particularly severe. In addition, the market for individual municipal bonds also suffered severe price declines, even though the credit quality of these issuers tends to be superior to that of even the highest rated corporate credits, based on very low default rates historically. Finally, our short duration position in Treasury securities also somewhat contributed to Fund underperformance, as worsening credit conditions drove fearful investors to increasingly focus on the return of their principal, rather than the return on their principal. The resulting severe flight to safety pushed Treasury bond yields to five year lows and Treasury bill yields to virtually zero!

We believe placing current events into the appropriate historical perspective is critical, because it should help our shareholders gain some comfort that both the nominal and relative underperformance of our Fund this fiscal year may be more accurately viewed as an aberration, rather than as an indication of expected future performance. Indeed, we believe that, in terms of the Fund’s look-forward performance potential, these dramatic pricing aberrations may have provided us with a unique opportunity to nicely position our portfolio to potentially capture significant intermediate to longer-term outperformance going forward, as fixed income asset prices, including within the municipal bond and municipal closed end fund universes, eventually retrace towards valuations that are more in line with their underlying fundamentals – a process that has indeed occurred following every other financial crisis in history. For example, we have capitalized on multi-year wide discounts to net asset values in the municipal closed end fund sector by raising our allocation close to the maximum level. We believe our maximum allocation to municipal closed-end funds may provide a significant tailwind to the risk-adjusted performance of our Fund’s tax-exempt fixed income portfolio over the next 12 to 24 months, as these historically wide discounts should narrow over time and move towards their long term historical averages. In addition, we have also utilized the severe pricing dislocations within the individual municipal bond sector to raise our allocations, as we believe that the current, historically attractive municipal yield levels relative to Treasuries may also present a very attractive opportunity for risk-adjusted outperformance going forward.

We thank you for your continued confidence in our firm as a shareholder of the YieldQuest Low Duration Tax-Exempt Bond Fund.

As always, we welcome your comments and questions.

PORTFOLIO REVIEW

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTED IN THE
YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND VS. BENCHMARK

From June 11, 2007 to October 31, 2008

Average Annual Total Returns as of October 31, 2008

	Inception		Since
	Date	1-Year	Inception

YieldQuest Low Duration Tax-Exempt Bond Fund -
Institutional Class	06/11/2007	-3.89%	-1.75%

Barclays Capital 3-Year Municipal Bond Index		4.26%	5.00%

Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling the Fund at 1-877-497-3634.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

Total returns above reflect fee reductions in effect from the Fund’s inception through October 31, 2008. Voluntary reductions may be discontinued at any time after October 31, 2009. If such fee reductions had not occurred, the quoted performance would be lower.

Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

The Barclays Capital 3-Year Municipal Bond Index is a broad based, unmanaged index of investment grade bonds with maturities of greater than two years and less than four years.

SIGNIFICANT AREAS OF INVESTMENT AS A PERCENTAGE OF TOTAL INVESTMENTS

*	“Other/Short-Term” includes short-term investments, plus other investments not included in the categories in the pie chart that compromised less than 2% of the Fund’s total investments.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS	October 31, 2008
% of
Net Assets	Description	Shares	Value

0.14%	COMMON STOCKS
0.05%	Airlines
	Singapore Airlines Ltd.	886	$6,620

0.01%	Financial Services
	Reinet Investments SCA (a)	89	916

0.08%	Tobacco
	British American Tobacco PLC	397	10,870

	Total Common Stocks
	(Cost $35,294)		18,406

95.33%	EXCHANGE TRADED/CLOSED-END FUNDS
4.64%	Asset Allocation Closed-End Funds
	Advent/Claymore Enhanced Growth & Income Fund	6,000	53,820
	Chartwell Dividend & Income Fund, Inc. (b)	22,390	82,395
	Clough Global Allocation Fund	3,800	44,840
	Clough Global Opportunities Fund (b)	5,740	59,179
	Dividend Capital Realty Income Allocation Fund (b)	14,400	36,288
	DWS Dreman Value Income Edge Fund (b)	10,100	58,580
	Eaton Vance Tax-Advantaged Dividend Income Fund	4,490	58,101
	Evergreen International Balanced Income Fund (b)	11,430	136,360
	NFJ Dividend, Interest & Premium Strategy Fund	2,850	40,926
	Nuveen Global Value Opportunities Fund	2,400	26,808

			597,297

38.73%	Equity Closed-End Funds
	Adams Express Co. (b)	12,450	111,676
	BlackRock Dividend Achievers Trust (b)	11,400	104,880
	BlackRock Global Energy & Resources Trust (b)	8,150	146,618
	BlackRock Global Opportunities Equity Trust (b)	3,700	58,793
	BlackRock International Growth & Income Trust (b)	8,700	79,083
	BlackRock Preferred and Equity Advantage Trust (b)	4,260	39,874
	BlackRock Real Asset Equity Trust (b)	21,333	165,117
	BlackRock S&P Quality Rankings Global Equity Managed Trust	2,300	24,150
	BlackRock Strategic Dividend Achievers Trust (b)	5,660	50,997
	BlackRock World Investment Trust (b)	15,500	142,910
	Blue Chip Value Fund, Inc. (b)	28,500	80,085
	Calamos Global Dynamic Income Fund (b)	12,000	76,200
	Calamos Strategic Total Return Fund (b)	12,400	86,056
	Clough Global Equity Fund (b)	6,350	69,787
	Cohen & Steers Global Income Builder, Inc. (b)	7,400	67,710
	Dow 30 Premium & Dividend Income Fund, Inc. (b)	3,400	44,778
	DWS RREEF Real Estate Fund II, Inc.	5,400	15,552
	Eaton Vance Enhanced Equity Income Fund (b)	6,330	77,859
	Eaton Vance Enhanced Equity Income Fund II (b)	9,350	107,899
	Eaton Vance Tax-Advantaged Global Dividend Income Fund (b)	5,050	62,115
	Eaton Vance Tax-Managed Buy-Write Income Fund (b)	6,500	77,805
	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,925	21,598
	Eaton Vance Tax-Managed Diversified Equity Income Fund	2,000	23,800
	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	2,350	24,557
	Evergreen Global Dividend Opportunity Fund (b)	3,150	34,618
	First Opportunity Fund, Inc. (b)	14,400	81,648
	First Israel Fund, Inc. (b)	11,000	122,650
	First Trust Enhanced Equity Income Fund (b)	6,600	64,416
	General American Investors Co., Inc. (b)	1,300	25,779
	H&Q Life Sciences Investors	276	2,581
	ING Clarion Global Real Estate Income Fund	8,100	45,441
	ING Global Advantage & Premium Opportunity Fund (b)	4,620	49,157
	ING Risk Managed Natural Resources Fund (b)	9,400	123,516

See accompanying notes to financial statements.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008
% of
Net Assets	Description	Shares	Value

	Equity Closed-End Funds (Continued)
	John Hancock Tax-Advantaged Dividend Income Fund (b)	10,345	$118,761
	Lazard Global Total Return and Income Fund, Inc.	2,400	31,128
	Liberty All-Star Equity Fund (b)	36,980	143,482
	Liberty All-Star Growth Fund, Inc. (b)	36,200	108,238
	Macquarie Global Infrastructure Total Return Fund (b)	8,000	104,640
	Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (b)	7,000	78,470
	Madison Strategic Sector Premium Fund (b)	5,825	57,959
	Madison/Claymore Covered Call & Equity Strategy Fund (b)	10,060	70,822
	Morgan Stanley China A Share Fund (b)	13,800	300,564
	NASDAQ Premium Income & Growth Fund, Inc.	10,000	109,100
	New Germany Fund, Inc. (b)	8,500	62,730
	New Ireland Fund, Inc. (b)	7,800	69,810
	Nicholas-Applegate International & Premium Strategy Fund (b)	8,200	93,890
	Nuveen Core Equity Alpha Fund (b)	9,550	100,562
	Nuveen Equity Premium & Growth Fund (b)	13,360	158,182
	Nuveen Equity Premium Income Fund (b)	4,550	55,510
	Nuveen Equity Premium Opportunity Fund (b)	10,600	123,490
	Nuveen Tax-Advantage Dividend Growth Fund (b)	18,880	185,024
	Nuveen Tax-Advantaged Total Return Strategy Fund	4,750	42,085
	Old Mutual/Claymore Long-Short Fund (b)	9,850	93,083
	RMR Asia Pacific Real Estate Fund	3,661	25,810
	RMR Asia Real Estate Fund	8,100	55,080
	Royce Micro-Cap Trust, Inc. (b)	10,550	71,529
	Royce Value Trust, Inc. (b)	11,820	114,063
	Seligman Lasalle International Real Estate Fund, Inc. (b)	10,800	75,276
	Source Capital, Inc. (b)	1,132	40,186
	SunAmerica Focused Alpha Growth Fund, Inc. (b)	4,600	49,450
	SunAmerica Focused Alpha Large-Cap Fund, Inc. (b)	2,400	26,880
	Swiss Helvetia Fund, Inc. (b)	6,000	71,100
	Zweig Fund, Inc.	14,250	42,893

			4,989,502

51.96%	Equity Exchange Traded Funds
	Claymore/BNY BRIC ETF	50,800	1,266,952
	Consumer Discretionary Select Sector SPDR Fund (b)	24,500	563,010
	Energy Select Sector SPDR Fund	12,000	616,800
	Financial Select Sector SPDR Fund	51,000	792,030
	Industrial Select Sector SPDR Fund (b)	40,700	1,024,826
	iShares MSCI Emerging Markets Index (b)	51,800	1,320,382
	iShares MSCI Japan Index Fund	26,000	233,740
	iShares S&P North American Technology-Semiconductors Index Fund	7,700	257,103
	Materials Select Sector SPDR Trust (b)	20,300	526,176
	Regional Bank HOLDRs Trust (b)	1,000	93,870

			6,694,889

	Total Exchange Traded/closed-end Funds
	(Cost $12,555,981)		12,281,688

		Contracts

0.50%	PURCHASED OPTIONS (a)
	CBOE SPX Volatility Index:
	11/19/2008, Call @ $55	74	45,880
	11/19/2008, Call @ $60	40	18,800

	Total Purchased Options
	(Cost $51,375)		64,680

See accompanying notes to financial statements.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008
% of
Net Assets	Description	Shares	Value

11.50%	SHORT-TERM INVESTMENT
	Dreyfus Institutional Reserves Money Market Fund 2.15% (c)	1,481,246	$1,481,246

	Total Short-Term Investment
	(Cost $1,481,246)		1,481,246

107.47%	Total Investments
	(Cost $14,123,896)		13,846,020

(7.47)%	Net other assets (liabilities)		(962,891)

100.00%	NET ASSETS		$12,883,129

(a)	Non-income producing security.
(b)	All or a portion of the security is pledged as collateral for securities sold short.
(c)	Rate represents effective yield.
CBOE	Chicago Board Options Exchange
ETF	Exchange-Traded Fund
HOLDRs	Holding Company Depositary Receipts
PLC	Public Liability Co.
SPDR	S&P Depositary Receipts
SPX	S&P 500 Index

		Shares	Value

10.18%	EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
	Powershares Golden Dragon Halter USX China Portfolio	21,500	$311,750
	Vanguard Emerging Markets ETF	39,670	1,000,081

	Total Exchange Traded/Closed-End Funds Sold Short
	(Proceeds $3,070,658)		$1,311,831

		Principal

8.37%	U.S. TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Note, 4.250%, 11/15/2017	$140,000	$144,036
	U.S. Treasury Note, 3.875%, 05/15/2018	150,000	149,801
	U.S. Treasury Note, 4.000%, 08/15/2018	150,000	150,246
	U.S. Treasury Bond, 4.500%, 05/15/2038	620,000	633,901

	Total U.S. Treasury Securities Sold Short
	(Proceeds $1,087,801)
			$1,077,984

		Notional	Unrealized
	Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
Dow Jones EURO STOXX 50, expires 12/19/2008	50	$1,651,818	$104,646
Nasdaq 100 E-mini, expires 12/19/2008	42	1,123,080	43,089
S&P 500 E-mini, expires 12/19/2008	87	4,207,755	251,940

Total			$399,675

	Notional	Buy/Sell	Pay/Receive	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain/(Loss)

CREDIT DEFAULT SWAP
ABX Home Equity AA Index, Series 2007-1	$350,000	Sell	0.150%	08/25/2037	$(49,042)

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS	October 31, 2008
% of
Net Assets	Description	Principal	Value

16.14%	CORPORATE BONDS
4.66%	Airlines
	American Airlines, Inc.:
	6.817%, 05/23/2011, Series 01-1 (a)	$402,000	$273,360
	6.977%, 05/23/2021, Series 01-1	907,649	544,590
	7.377%, 05/23/2019, Series 01-1 (a)	771,141	347,013
	7.379%, 05/23/2016, Series 01-1 (a)	503,661	201,464
	7.858%, 10/01/2011, Series 01-2 (a)	100,000	79,500
	AMR Corp.:
	9.750%, 08/15/2021 (a)	469,000	268,502
	9.880%, 06/15/2020 (a)	343,000	176,645
	10.550%, 03/12/2021 (a)	100,000	50,000
	Continental Airlines, Inc.:
	6.648%, 09/15/2017, Series 981A (a)	255,010	214,209
	6.703%, 06/15/2021, Series 01-1 (a)	126,847	104,015
	6.748%, 03/15/2017, Series 981B (a)	264,729	185,310
	6.795%, 08/02/2018, Series 991B (a)	202,320	139,601
	6.954%, 08/02/2009, Series 991C (a)	47,036	44,155
	7.033%, 06/15/2011, Series 01-1 (a)	209,456	142,430
	7.339%, 04/19/2014, Series C	200,000	150,000
	7.461%, 04/01/2013, Series 971B (a)	59,875	53,738
	7.461%, 04/01/2015, Series 971A (a)	1,263,084	947,313
	7.566%, 03/15/2020, Series 99-2 (a)	176,200	121,578
	8.388%, 11/01/2020, Series 00-1 (a)	191,658	145,660
	8.560%, 07/02/2014, Series 962B	78,318	67,745
	Delta Airlines, Inc.:
	6.619%, 03/18/2011, Series 01-1 (a)	301,097	258,944
	6.718%, 01/02/2023	792,502	594,376
	7.711%, 09/18/2011, Series 01-1	925,000	629,000
	7.920%, 11/18/2010, Series 00-1 (a)	700,000	525,000
	Northwest Airlines, Inc.:
	7.691%, 04/01/2017, Series 01-B (a)	385,718	231,431
	7.950%, 03/01/2015, Series 992B	782,728	602,700
	Southwest Airlines Co.:
	6.650%, 08/01/2022, Series 07-1	580,045	528,033
	7.220%, 07/01/2013, Series 95A3, Callable 12/04/2008 @ 100 (a)	130,249	126,753
	United Airlines, Inc.:
	6.602%, 09/01/2013, Series 01-1 (a)	105,553	104,497
	7.032%, 10/01/2010, Series 00-2 (a)	313,890	309,966
	7.336%, 07/02/2019 (b)	913,752	534,545
	7.730%, 07/01/2010, Series 00-1 (a)	260,738	261,064

			8,963,137

0.20%	Automotive
	Ford Motor Co.:
	7.400%, 11/01/2046 (a)	850,000	259,250
	8.900%, 01/15/2032 (a)	360,000	120,600

			379,850

0.19%	Beverages
	Anheuser-Busch Cos., Inc., 4.500%, 04/01/2018 (a)	500,000	355,270

0.49%	Chemicals
	Dow Chemical Co., 6.000%, 10/01/2012	1,000,000	949,230

0.47%	Entertainment
	Time Warner, Inc., 6.875%, 05/01/2012	1,000,000	899,190

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008
% of
Net Assets	Description	Principal	Value

8.96%	Financial Services
	American Express Credit Co., 5.875%, 05/02/2013, Series C, MTN	$2,150,000	$1,798,952
	Bank of America Corp.:
	4.750%, 08/01/2015	750,000	640,783
	5.750%, 08/15/2016	600,000	494,245
	Bank One Corp., 5.250%, 01/30/2013 (a)	500,000	469,776
	Bear, Stearns & Co., Inc.:
	5.550%, 01/22/2017	790,000	670,528
	6.400%, 10/02/2017 (a)	1,625,000	1,446,716
	Citigroup, Inc., 5.500%, 02/15/2017	975,000	733,490
	Credit Suisse First Boston USA, Inc., 6.500%, 01/15/2012 (a)	80,000	77,991
	Ford Motor Credit Co., LLC, 9.875%, 08/10/2011	1,000,000	630,498
	General Electric Capital Corp.:
	4.375%, 11/21/2011 (a)	230,000	210,635
	5.000%, 01/08/2016 (a)	500,000	401,916
	6.000%, 06/15/2012	500,000	478,403
	6.875%, 11/15/2010 (a)	250,000	249,804
	8.125%, 05/15/2012 (a)	2,000,000	2,021,296
	General Motors Acceptance Corp., LLC:
	5.850%, 01/14/2009	1,115,000	1,036,135
	7.000%, 02/01/2012	700,000	392,468
	General Motors Corp., 9.400%, 07/15/2021 (a)	800,000	268,000
	Goldman Sachs Group, Inc.:
	4.500%, 06/15/2010 (a)	80,000	75,507
	4.750%, 07/15/2013	800,000	676,802
	5.250%, 04/01/2013 (a)	300,000	260,733
	5.625%, 01/15/2017	1,475,000	1,082,486
	HSBC Finance Corp., 5.875%, 02/01/2009 (a)	80,000	79,604
	Lehman Brothers Holdings:
	5.625%, 01/24/2013 (c)	500,000	67,500
	6.500%, 07/19/2017 (a) (c)	1,175,000	4,406
	MBIA Insurance Co., 14.000%, 01/15/2033, Callable 01/15/2013 @ 100 (b) (d)	1,175,000	634,999
	Merrill Lynch & Co., Inc.:
	5.700%, 05/02/2017	1,000,000	785,566
	6.050%, 08/15/2012, Series C	800,000	728,800
	Morgan Stanley & Co., Inc., 5.550%, 04/27/2017, Series MTN	1,000,000	797,670
	Washington Mutual Bank NV, 6.875%, 06/15/2011, Series 11 (a)	910,000	9,100

			17,224,809

0.48%	Metals & Mining
	Alcoa, Inc.:
	5.375%, 01/15/2013	1,000,000	852,278
	6.000%, 01/15/2012 (a)	80,000	73,532

			925,810

0.69%	Retail
	Sears Roebuck Acceptance Corp., 6.750%, 08/15/2011	1,840,000	1,327,564

	Total Corporate Bonds
	(Cost $42,655,410)		31,024,860

4.52%	COLLATERALIZED MORTGAGE OBLIGATIONS
4.52%	U.S. Government & Agency
	Federal Home Loan Bank, 4.720%, 09/20/2012
	Series 9M-2012, Class A	1,088,634	1,077,800
	Federal Home Loan Mortgage Corp.:
	4.250%, 12/15/2014, Series 2752, Class CR (a)	1,880,429	1,810,680
	5.750%, 12/15/2018, Series R009, Class AJ (a)	3,192,645	3,214,956
	6.000%, 04/15/2018, Series 3337, Class NU (a)	1,817,357	1,837,140

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008
% of
Net Assets	Description	Principal	Value

	U.S. Government & Agency (Continued)
	Small Business Administration, 5.325%, 04/25/2019 (a)	$709,042	$759,775

			8,700,351

	Total Collateralized Mortgage Obligations
	(Cost $8,647,165)		8,700,351

0.48%	U.S. GOVERNMENT & AGENCY
	Federal Farm Credit Bank, 3.500%, 04/15/2009 (a)	100,000	100,465
	Federal Home Loan Bank:
	3.875%, 02/12/2010, Series RH10 (a)	150,000	151,268
	4.375%, 03/17/2010 (a)	150,000	152,308
	Federal Home Loan Mortgage Corp. 5.500%, 07/18/2016 (a)	500,000	514,041

	Total U.S. Government & Agency
	(Cost $908,377)		918,082

2.18%	FOREIGN BONDS
1.14%	Banks
	Bank of Scotland PLC, 10.500%, 02/16/2018 (e)	920,000	1,607,857
	Inter-American Development Bank, 6.250%, 06/22/2016 (e) (f)	1,000,000	579,686

			2,187,543

0.25%	Sovereign Bonds
	Federal Republic of Brazil, 7.875%, 03/07/2015 (f)	475,000	484,500

0.79%	Financial Services
	General Electric Capital Corp., 7.500%, 02/28/2011, Series EMTN (f)	3,000,000	1,528,016

	Total Foreign Bonds
	(Cost $5,592,814)		4,200,059

7.72%	MUNICIPAL BONDS
0.69%	Alabama
	Alabaster, 5.340%, 04/01/2017, Series A, XLCA, GO (a)	170,000	154,802
	Tuscaloosa, 4.375%, 07/01/2037, Series A, AMBAC, GO, Callable 01/01/2017 @ 100 (a)	1,500,000	1,175,370

			1,330,172

2.49%	California
	California State:
	4.250%, 12/01/2035, AMBAC, GO, Callable 02/01/2016 @ 100 (a)	500,000	373,720
	4.500%, 08/01/2030, MBIA-IBC, GO, Callable 02/01/2017 @ 100 (a)	1,000,000	828,470
	4.500%, 08/01/2030, GO, Callable 02/01/2017 @ 100 (a)	3,135,000	2,597,253
	5.000%, 04/01/2038, GO, Callable 04/01/2018 @ 100 (a)	1,000,000	869,180
	Howell Mountain Elementary School District Election, Zero Coupon:
	08/01/2028, GO (a)	190,000	65,989
	08/01/2029, GO (a)	150,000	48,883

			4,783,495

0.51%	Florida
	Auburndale Florida Water & Sewer, 4.375%, 12/01/2037, AMBAC, Revenue, Callable 12/01/2017 @ 100 (a)	1,275,000	971,601

1.13%	Illinois
	Regional Transportation Authority, 4.500%, 07/01/2035, Series A, MBIA, Revenue, Callable 07/01/2016 @ 100 (a)	1,950,000	1,587,534
	University of Illinois, 4.500%, 04/01/2036, MBIA, Revenue, Callable 04/01/2016 @ 100 (a)	735,000	585,516

			2,173,050

0.78%	Massachusetts
	Massachusetts Water Resources Authority, 4.375%, 08/01/2032, Series A, FSA, Revenue, Callable 02/01/2017 @ 100 (a)	1,785,000	1,497,365

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008
% of
Net Assets	Description	Principal	Value

0.58%	Nebraska
	Lincoln Nebraska Electric System, 4.250%, 09/01/2029, Series A, Revenue, Callable 09/01/2017 @ 100 (a)	$1,330,000	$1,115,351

0.44%	Nevada
	Clark County, 4.750%, 11/01/2035, FGIC, GO, Callable 05/01/2016 @ 100 (a)	1,000,000	846,130

0.09%	Pennsylvania
	Conneaut School District, Zero Coupon, 11/01/2030, Series B, FSA State Aid Withholding, GO (a)	690,000	180,918

1.01%	Texas
	Anna Independent School District, 4.500%, 08/15/2035, PSF-G, GO, Callable 08/15/2017 @ 100 (a)	1,335,000	1,106,328
	Red Oak Independent School District, 4.500%, 08/15/2038, PSF-G, GO, Callable 08/15/2007@ 100 (a)	500,000	414,850
	Texas State, 4.500%, 04/01/2033, GO, Callable 04/1/2017 @ 100 (a)	500,000	416,135

			1,937,313

	Total Municipal Bonds
	(Cost $17,030,124)		14,835,395

2.98%	TAXABLE MUNICIPAL BONDS
0.78%	California
	Solano County, 5.140%, 01/15/2014, Revenue (a)	1,280,000	1,195,610
	Thousand Oaks Redevelopment Agency, 5.000%, 12/01/2009, Series B, AMBAC, Tax Allocation (a)	250,000	248,680
	Watsonville Redevelopment Agency, 5.200%, 09/01/2012, FGIC, Tax Allocation (a)	60,000	57,100

			1,501,390

0.13%	Georgia
	College Park Business & Industrial Development Authority, 5.750%, 09/01/2015, Revenue (a)	250,000	246,655

0.11%	Maine
	City of Auburn, 5.125%, 08/01/2011, GO, (a)	210,000	209,916

0.02%	New Jersey
	Orange Township, 5.170%, 12/01/2011, Series C, FSA, GO (a)	35,000	35,216

0.07%	North Carolina
	Charlotte Airport, 4.050%, 07/01/2009, Series C, Revenue (a)	150,000	149,743

1.52%	Pennsylvania
	Beaver County, 5.000%, 12/15/2011, FSA, GO (a)	60,000	59,911
	Commonwealth Funding Authority, 5.300%, 06/01/2017, MBIA, Revenue (a)	2,880,000	2,700,403
	Duquesne, 5.000%, 12/15/2013, Series B, FSA, GO (a)	170,000	165,804

			2,926,118

0.16%	South Carolina
	Richland Lexington Airport District, 6.590%, 01/01/2017, FSA, Revenue (a)	300,000	306,516

0.19%	Tennessee
	Alcoa, 5.550%, 06/01/2020, AMBAC, GO, Callable 06/01/2015 @ 100 (a)	400,000	363,204

	Total Taxable Municipal Bonds
	(Cost $5,980,211)		5,738,758

		Shares

1.59%	PREFERRED STOCKS
1.46%	Financial Services
	Bear Stearns Capital Trust III, 7.800%, Callable 12/15/2008 @ $25	36,080	774,638
	Countrywide Capital V, 7.000%, Callable 11/01/2011 @ $25.00	121,407	2,033,567

			2,808,205

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008
% of
Net Assets	Description	Shares	Value

0.13%	U.S. Government & Agency
	Fannie Mae:
	4.590%, Series G, Callable 09/30/2010 @ $50	7,160	$15,394
	5.375%, Series I, Callable 12/05/2008 @ $50	435	1,175
	5.810%, Series H, Callable 12/15/2008 @ $50	14,300	40,755
	6.750%, Series Q, Callable 9/30/2010 @ $25	8,000	10,000
	8.250%, Series S, Callable 12/31/2010 @ $25	36,260	76,146
	Freddie Mac:
	5.100%, Series H, Callable 12/03/2008 @ $50	23,700	40,527
	5.570%, Series V, Callable 12/31/2011 @ $25	47,060	45,648
	5.700%, Series R, Callable 12/16/2008 @ $50	1,653	3,017
	5.790%, Series K, Callable 06/30/2009 @ $50	5,000	9,250

			241,912

	Total Preferred Stocks
	(Cost $2,783,402)		3,050,117

71.42%	EXCHANGE TRADED/CLOSED-END FUNDS
1.82%	Asset Allocation Closed-End Funds
	Dividend Capital Realty Income Allocation Fund	20,000	50,400
	DWS Dreman Value Income Edge Fund	59,300	343,940
	Ellsworth Fund Ltd.	38,635	195,107
	TCW Strategic Income Fund, Inc. (f)	414,742	1,244,226
	TS&W/Claymore Tax-Advantaged Balanced Fund (f)	203,283	1,664,888

			3,498,561

1.82%	Equity Closed-End Funds
	BlackRock Preferred and Equity Advantage Trust (f)	49,555	463,835
	John Hancock Patriot Premium Dividend Fund II	272,719	1,909,033
	Nuveen Equity Premium & Growth Fund	33,705	399,067
	Nuveen Real Estate Income Fund	26,000	188,240
	Nuveen Tax-Advantage Dividend Growth Fund	53,270	522,046
	RMR Asia Pacific Real Estate Fund	880	6,204
	RMR Asia Real Estate Fund	920	6,256

			3,494,681

2.02%	Municipal Closed-End Funds
	BlackRock MuniYield California Insured Fund, Inc.	3,600	36,972
	BlackRock MuniYield Investment Fund	2,250	21,263
	BlackRock MuniYield Pennsylvania Insured Fund	16,000	160,160
	Dreyfus Municipal Income, Inc.	4,650	31,620
	Dreyfus Strategic Municipal Bond Fund, Inc.	30,050	174,290
	Morgan Stanley California Insured Municipal Income Trust	21,100	225,770
	Morgan Stanley Insured Municipal Trust	12,904	132,266
	Neuberger Berman Intermediate Municipal Fund, Inc.	29,400	323,400
	Nuveen California Dividend Advantage Municipal Fund II	8,950	94,691
	Nuveen California Investment Quality Municipal Fund	7,325	79,550
	Nuveen California Performance Plus Municipal Fund, Inc.	27,316	284,633
	Nuveen California Select Quality Municipal Fund	10,700	114,704
	Nuveen Florida Investment Quality Municipal Fund	21,550	205,587
	Nuveen Florida Quality Income Municipal Fund	16,150	160,370
	Nuveen Insured Dividend Advantage Municipal Fund	23,500	268,370
	Nuveen Insured Municipal Opportunity Fund, Inc.	19,550	219,351
	Nuveen Insured Premium Income Municipal Fund	7,050	67,187
	Nuveen Michigan Quality Income Municipal Fund	18,279	194,489
	Nuveen New Jersey Investment Quality Municipal Fund	10,000	104,000
	Nuveen New Jersey Premium Income Municipal Fund	3,000	32,580
	Nuveen New York Performance Plus Municipal Fund	12,000	130,680
	Nuveen New York Select Quality Municipal Fund	9,200	97,428

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008
% of
Net Assets	Description	Shares	Value

	Municipal Closed-End Funds (Continued)
	Nuveen Ohio Quality Income Municipal Fund	1,120	$13,070
	Nuveen Pennsylvania Investment Quality Municipal Fund	10,200	105,060
	Nuveen Pennsylvania Premium Income Municipal Fund II	9,650	90,228
	Nuveen Performance Plus Municipal Fund	10,000	115,000
	Nuveen Premier Insured Municipal Income Fund, Inc.	1,400	15,666
	Putnam Municipal Opportunities Trust	41,315	385,469

			3,883,854

1.97%	Municipal Exchange Traded Fund
	PowerShares Insured National Municipal Bond Portfolio	178,707	3,795,737

54.13%	Taxable Fixed Income Closed-End Funds
	40/86 Strategic Income Fund	94,543	589,948
	Aberdeen Asia-Pacific Income Fund, Inc. (f)	334,501	1,398,214
	Aberdeen Global Income Fund, Inc. (f)	111,139	911,340
	AllianceBernstein Income Fund	751,955	4,940,344
	American Select Portfolio	33,989	323,915
	BlackRock Core Bond Trust (f)	212,779	2,032,039
	BlackRock Corporate High Yield Fund, Inc. (f)	188,805	843,958
	BlackRock Global Floating Rate Income Trust Fund	82,185	791,442
	Blackrock Income Opportunity Trust	48,740	397,718
	BlackRock Income Trust (f)	1,848,572	10,148,660
	BlackRock Limited Duration Income Trust	98,891	1,123,402
	BlackRock Senior High Income Fund, Inc. (f)	564,074	1,607,611
	BlackRock Strategic Bond Trust	67,542	602,475
	Credit Suisse Asset Management Income Fund, Inc.	134,958	329,298
	Dreyfus High Yield Strategies Fund (f)	1,818,152	4,527,198
	DWS Global High Income Fund, Inc.	64,801	324,005
	DWS High Income Trust	4,470	12,784
	DWS Multi-Market Income Trust (f)	301,245	1,789,395
	DWS Strategic Income Trust	35,480	276,744
	Eaton Vance Limited Duration Income Fund (f)	196,933	2,079,612
	Eaton Vance Short Duration Diversified Income Fund (f)	397,442	5,015,718
	Evergreen Multi-Sector Income Fund (f)	351,430	4,104,702
	First Trust /Four Corners Senior Floating Rate Income Fund	9,996	82,967
	First Trust/Four Corners Senior Floating Rate Income Fund II (f)	266,816	2,254,595
	Flaherty & Crumrine Claymore Total Return Fund Inc. (f)	119,156	1,084,320
	Franklin Templeton Limited Duration Income Trust (f)	201,051	1,608,408
	Global Income & Currency Fund (f)	71,624	1,033,534
	Hyperion Brookfield Total Return Fund, Inc.	36,662	185,143
	ING Prime Rate Trust (f)	491,159	1,861,493
	John Hancock Preferred Income Fund III	12,121	142,543
	LMP Corporate Loan Fund, Inc.	11,760	81,379
	MFS Charter Income Trust (f)	708,870	5,054,243
	MFS InterMarket Income Trust I	77,612	506,806
	MFS Intermediate Income Trust (f)	745,941	4,415,971
	MFS Multimarket Income Trust (f)	1,388,089	6,524,018
	Montgomery Street Income Securities, Inc.	16,023	208,940
	Morgan Stanley Emerging Markets Debt Fund, Inc. (f)	498,942	3,347,901
	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc. (f)	116,995	1,134,852
	Morgan Stanley Global Opportunity Bond Fund, Inc.	61,022	269,107
	Morgan Stanley High Yield Fund, Inc.	2,300	8,970
	Nuveen Global Government Enhanced Income Fund (f)	229,444	3,453,132
	Nuveen Multi-Currency Short-Term Government Income Fund (f)	347,999	4,868,506
	Nuveen Multi-Strategy Income & Growth Fund (f)	770,910	3,816,005
	Nuveen Multi-Strategy Income & Growth Fund II (f)	807,598	4,037,990
	Nuveen Tax-Advantaged Floating Rate Fund	40,675	164,734
	PCM Fund, Inc.	1,100	8,360

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008
% of
Net Assets	Description	Shares	Value

	Taxable Fixed Income Closed-End Funds (Continued)
	Putnam Master Intermediate Income Trust (f)	293,280	$1,437,072
	Putnam Premier Income Trust (f)	656,617	3,151,762
	Transamerica Income Shares, Inc. (f)	59,606	935,814
	Western Asset Emerging Markets Debt Fund, Inc. (f)	209,816	2,366,724
	Western Asset Emerging Markets Income Fund II, Inc. (f)	87,482	684,109
	Western Asset High Income Opportunity Fund, Inc. (f)	766,140	3,095,206
	Western Asset Inflation Management Fund, Inc. (f)	99,300	1,339,557
	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	19,000	184,300
	Western Asset/Claymore Inflation-Linked Securities & Income Fund	54,837	545,080

			104,064,063

9.66%	Taxable Fixed Income Exchange Traded Funds
	iShares iBoxx $ Investment Grade Corporate Bond Fund	88,418	7,749,838
	iShares S&P U.S. Preferred Stock Index Fund	367,858	10,815,025

			18,564,863

	Total Exchange Traded/closed-end Funds
	(Cost $166,113,301)		137,301,759

		Contracts

0.54%	PURCHASED OPTIONS (g)
	CBOE SPX Volatility Index:
	11/19/2008, Call @ $55	1,012	627,440
	11/19/2008, Call @ $60	865	406,550

	Total Purchased Options
	(Cost $829,722)		1,033,990

		Shares

4.05%	SHORT-TERM INVESTMENT
	Dreyfus Institutional Reserves Money Market Fund, 2.15% (h)	7,796,563	7,796,563

	Total Short-Term Investment
	(Cost $7,796,563)		7,796,563

111.62%	Total Investments
	(Cost $258,337,089)		214,599,934

(11.62)%	Net other assets (liabilities)		(22,342,034)

100.00%	NET ASSETS		$192,257,900

(a)	All or a portion of the security is pledged as collateral for securities sold short.
(b)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. At October 31, 2008, these securities amounted to $1,169,544 or 0.61% of net assets. The Investment Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.
(c)	Default Resolution.
(d)	Variable rate security.
(e)	Foreign bond; principal shown in local currency, market value shown in U.S. dollars.
(f)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(g)	Non-income producing securities.
(h)	Rate represents effective yield.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CBOE	Chicago Board Options Exchange
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Financial Security Assurance
GO	General Obligation
LLC	Limited Liability Co.
MBIA	Insured by Municipal Bond Insurance Organization Association
MTN	Medium Term Note
PLC	Public Liability Co.
SPX	S&P 500 Index
XLCA	Insured by XL Capital Assurance

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008
% of
Net Assets	Description	Principal	Value

12.39%	U.S. TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Note, 2.625%, 05/31/2010	$6,800,000	$6,925,378
	U.S. Treasury Note, 2.875%, 06/30/2010	5,000,000	5,116,020
	U.S. Treasury Note, 2.375%, 08/31/2010	11,600,000	11,784,881

	Total U.S. Treasury Securities Sold Short
	(Proceeds $23,493,341)		$23,826,279

		Notional	Unrealized
	Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
90 Day Eurodollar, expires 11/17/2008	167	$40,756,350	$521,749
90 Day Eurodollar, expires 12/15/2008	172	42,034,650	109,185

			630,934

FUTURES CONTRACTS SOLD SHORT
U.S. 5 Year Note, expires 12/31/2008	187	21,179,211	(105,420)
U.S. 10 Year Note, expires 12/19/2008	63	7,123,922	178,017
U.S. Long Bond, expires 12/19/2008	63	7,126,875	296,010

			368,607

Total			$999,541

	Notional	Buy/Sell	Pay/Receive	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain/(Loss)

CREDIT DEFAULT SWAPS
ABX Home Equity AA Index, Series 2007-1	$3,150,000	Sell	0.150%	08/25/2037	$(441,376)
CDX North American Index High Yield, Series 11	39,800,000	Sell	1.500%	12/20/2013	(96,799)
CMBX North American AAA Index	14,500,000	Sell	0.350%	02/15/2049	(592,046)

					$(1,130,221)

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS	October 31, 2008
% of
Net Assets	Description	Principal	Value

2.95%	CORPORATE BONDS
0.59%	Banks
	Wachovia Corp., 5.750%, 02/01/2018, Series G (a)	$700,000	$612,200

1.57%	Financial Services
	Bear, Stearns & Co., Inc., 6.400%, 10/02/2017	550,000	489,658
	MBIA Insurance Co., 14.000%, 01/15/2033, Callable 01/15/2013 @ 100 (b) (c)	440,000	237,787
	Merrill Lynch & Co., Inc., 5.450%, 02/05/2013, Series C	1,000,000	902,185

			1,629,630

0.51%	Health Care
	UnitedHealth Group, Inc., 6.000%, 02/15/2018 (a)	700,000	525,988

0.28%	Retail
	Sears Roebuck Acceptance Corp., 6.750%, 08/15/2011	400,000	288,601

	Total Corporate Bonds
	(Cost $3,734,908)		3,056,419

63.65%	MUNICIPAL BONDS
2.19%	Alabama
	Alabama Agriculture & Mechanical, 5.000%, 11/01/2017, AMBAC,
	Revenue, Callable 05/01/2017 @ 100 (d)	1,900,000	1,903,895
	Alabama State Federal Highway Finance Authority, 5.000%, 03/01/2017,
	Series A, MBIA, Revenue, Callable 03/01/2012 @ 100 (d)	275,000	279,436
	Birmingham Jefferson Civic Center Authority, 4.125%, 07/01/2017,
	Series A, AMBAC, Special Tax, Callable 12/12/2008 @ 100	100,000	82,466

			2,265,797

0.23%	Arkansas
	Arkansas Development Finance Authority, 5.000%, 11/01/2014,
	Series B, FSA, Revenue (d)	220,000	234,021

8.06%	California
	Antioch California Union School District, 4.250%, 09/01/2021,
	COP, FGIC, Callable 09/01/2015 @ 100 (d)	685,000	573,222
	Berryessa Union School District, 4.750%, 08/01/2016, Series B, FSA,
	GO, Callable 08/01/2011 @ 101	100,000	101,567
	California State:
	4.500%, 08/01/2026, GO, Callable 02/01/2017 @ 100	1,350,000	1,157,355
	5.250%, 03/01/2036, GO, Callable 03/01/2018 @ 100 (a)	2,000,000	1,834,600
	5.000%, 04/01/2038, GO, Callable 04/01/2018 @ 100 (a)	4,000,000	3,476,720
	Chabot-Las Positas Community College District, Zero Coupon,
	08/01/2014, AMBAC, GO (d)	500,000	390,365
	Los Angeles Unified School District, 4.500%, 07/01/2031,
	Series B, AMBAC, GO, Callable 07/01/2017 @ 100	795,000	653,697
	Oakland Redevelopment Agency, 5.500%, 02/01/2014, AMBAC, Tax Allocation (d)	145,000	153,201

			8,340,727

1.35%	Colorado
	Adams County School District No. 14, 5.000%, 12/01/2015,
	MBIA State Aid Withholding, GO	425,000	449,871
	Arkansas River Power Authority, 5.250%, 10/01/2016, XLCA, Revenue (d)	300,000	283,419
	Douglas County School District No. RE1 Douglas & Elbert Counties,
	7.000%, 12/15/2012, MBIA State Aid Withholding, GO (d)	585,000	662,975

			1,396,265

3.16%	Florida
	Dunedin Utility System, 6.250%, 10/01/2011, FGIC, Revenue	50,000	53,494
	Lakeland, Florida Energy System, 5.000%, 10/01/2024, Revenue,
	Callable 10/01/2016 @ 100	1,045,000	984,181

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008
% of
Net Assets	Description	Principal	Value

	Florida (Continued)
	Miami-Dade County Public Facilities, 4.375%, 06/01/2037,
	Series A, MBIA, Revenue, Callable 06/01/2015 @ 100 (d)	$500,000	$378,130
	Nassau County Public Improvement, 5.000%, 05/01/2021, MBIA, Revenue	1,260,000	1,212,737
	Orlando Tourist Development Tax, 5.250%, 11/01/2020,
	Series A, Assured Guaranty, Revenue, Callable 11/01/2017 @ 100 (a)	645,000	641,033

			3,269,575

0.00%	Georgia
	Fulton County, Georgia Development Authority, Zero Coupon,
	05/01/2033 (e)	105,000	2,494

4.41%	Illinois
	Chicago O’Hare International Airport:
	4.000%, 01/01/2012, Series A, FSA, Revenue (a)	500,000	500,715
	5.250%, 01/01/2016, Series B, MBIA, Revenue (d)	260,000	265,104
	City of Bellwood, 4.450%, 12/01/2020, Series B, MBIA, GO,
	Callable 12/01/2015 @ 100	100,000	92,518
	City of Oak Park, Zero Coupon, 11/01/2013, Series B, XLCA, GO,
	Callable 11/01/2012 @ 100 (d)	500,000	403,595
	City of Orland Park, 4.125%, 12/01/2018, XCLA, GO,
	Callable 12/01/2014 @ 100 (d)	260,000	241,563
	Cook County Community School District No. 97 Oak Park,
	9.000%, 12/01/2015, Series B, FGIC, GO (d)	300,000	382,656
	Cook County School District No. 100, 8.100%, 12/01/2015, FSA, GO, ETM (d)	300,000	379,971
	Jackson & Williamson Counties Community High School District
	No. 165, 7.500%, 12/01/2009, AMBAC, GO (a)	250,000	262,782
	Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue,
	5.375%, 06/01/2013, FGIC, Revenue	1,260,000	1,346,348
	Peoria Public Building Commission School District Facilities Revenue,
	5.000%, 12/01/2010, FGIC, Revenue (a)	500,000	514,650
	Winnebago County, 4.250%, 12/30/2013, MBIA, GO (d)	175,000	179,140

			4,569,042

2.74%	Indiana
	Decatur Township Marion County Multi-School Building Corp.,
	5.000%, 07/15/2015, Series B, FSA State Aid Withholding, Revenue (d)	605,000	641,651
	Hammond Local Public Improvement Bond Bank, 4.500%, 08/15/2017,
	Series A, XCLA, Revenue, Callable 08/15/2011 @ 100 (d)	520,000	489,954
	Hammond Public Library Leasing Corp., 5.000%, 07/10/2014, XLCA, Revenue (d)	410,000	411,578
	Indiana State Fair Common Fairgrounds, 4.200%, 01/01/2014, AMBAC,
	Revenue, Callable 01/01/2013 @ 100 (d)	390,000	393,834
	Indiana Transportation Finance Authority, 5.500%, 12/01/2015,
	Series C, FGIC, Revenue (d)	585,000	640,832
	Randolph Central School Building Corp., 4.750%, 07/15/2011,
	FSA State Aid Withholding, Revenue (d)	250,000	261,497

			2,839,346

0.61%	Iowa
	Sioux City Community School District School Infrastructure,
	4.000%, 10/01/2015, Series B, CIFG, Revenue, Callable
	10/01/2014 @ 100 (d)	650,000	630,792

1.01%	Kansas
	Miami County Unified School District No. 416, 5.000%, 09/01/2016, MBIA, GO	1,000,000	1,044,000

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008
% of
Net Assets	Description	Principal	Value

1.06%	Louisiana
	Louisiana State:
	5.000%, 08/01/2012, Series A, MBIA, GO (d)	$350,000	$367,353
	5.000%, 07/15/2015, Series B, CIFG, GO (d)	500,000	522,805
	5.250%, 10/15/2015, Series A, AMBAC, GO, Callable 10/15/2014 @ 100 (d)	200,000	209,762

			1,099,920

0.59%	Massachusetts
	Massachusetts State Health & Educational Facilities Authority,
	4.500%, 10/01/2031, Series F, FGIC, Revenue, Callable 10/01/2016 @ 100 (a)	750,000	605,640

2.45%	Michigan
	City of Detroit, 5.000%, 04/01/2012, Series C, FSA, GO	50,000	51,399
	Michigan State, 6.250%, 11/01/2012, GO Prerefunded 11/01/2009 @ 100 (a)	2,000,000	2,116,360
	Plymouth-Canton Community School District, 5.250%,
	05/01/2015, Q-SBLF, GO, Callable 05/01/2013 @ 100 (d)	350,000	369,432

			2,537,191

0.42%	Mississippi
	Itawamba Community College District, 5.000%, 02/01/2011, XLCA-ICR, GO	50,000	52,037
	Mississippi State:
	6.000%, 09/01/2011, FSA, GO (d)	265,000	286,197
	4.250%, 08/01/2016, GO, Callable 08/01/2013 @ 100	100,000	99,733

			437,967

1.85%	Missouri
	Joint Municipal Electric Utility Commission Power Project:
	5.000%, 01/01/2015, MBIA, Revenue (d)	620,000	622,895
	5.000%, 01/01/2042, Series A, AMBAC, Revenue, Callable 01/01/2017 @ 100 (a)	585,000	471,920
	St. Louis Airport, 5.000%, 07/01/2015, Series A, FSA, Revenue (d)	825,000	822,179

			1,916,994

3.61%	Nevada
	Clark County:
	4.500%, 06/01/2018, FSA, GO, Callable 06/01/2016 @ 100 (d)	275,000	274,145
	3.500%, 11/01/2026, AMBAC, GO, Callable 11/01/2016 @ 100 (a)	3,610,000	2,584,579
	North Las Vegas Local Improvement, 4.125%, 12/01/2014, AMBAC, Special Assessment (d)	260,000	263,832
	Truckee Meadows Water Authority, 5.250%, 07/01/2034,
	Series A, FSA, Revenue, Prerefunded 07/01/2011 @ 100 (d)	340,000	361,162
	Water Pollution Control, 3.250%, 08/01/2010, FSA, GO (d)	250,000	251,932

			3,735,650

1.68%	New Jersey
	City of Clifton, 4.250%, 08/01/2017, CIFG, GO, Callable 07/01/2011 @ 100 (d)	560,000	536,626
	Hoboken Municipal Hospital Authority, 4.450%, 07/01/2021,
	Series A, FSA Municipal Government Guaranteed, Revenue, Callable 07/01/2017 @ 100 (d)	1,000,000	902,070
	New Jersey State Educational Facilities Authority Revenue,
	4.250%, 03/01/2012, Series A, Revenue, Callable 03/01/2011 @ 100 (d)	300,000	303,759

			1,742,455

0.49%	New Mexico
	Tucumcari Municipal Gross Receipt Lodgers Tax Revenue,
	4.625%, 06/01/2017, MBIA, Revenue, Callable 06/01/2010 @ 100 (a)	510,000	511,173

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008
% of
Net Assets	Description	Principal	Value

1.84%	New York
	City of New York, 3.900%, 09/01/2016, Series F-1, GO,
	Callable 09/01/2015 @ 100	$100,000	$93,191
	City of Utica Public Improvement, 4.750%, 04/01/2015, FSA, GO (d)	335,000	345,432
	Erie County Public Improvement, 5.000%, 12/01/2015,
	Series A, MBIA, GO	100,000	103,058
	New York City Municipal Water Finance Authority, 2.375%,
	06/15/2010, Series C, Revenue	50,000	49,646
	New York State Thruway Authority, 5.500%, 04/01/2009, AMBAC, Revenue, ETM	1,000,000	1,016,500
	Troy Industrial Development Authority Civic Facility, 4.050%, 04/01/2037,
	Series E, Revenue, Callable 09/01/2011 @ 100 (c) (d)	290,000	295,177

			1,903,004

0.44%	North Carolina
	North Carolina Eastern Municipal Power Agency Power System,
	5.000%, 01/01/2017, Series A, Revenue, ETM (d)	435,000	454,283

1.21%	Ohio
	City of Cleveland Various Purpose, 5.500%, 12/01/2013, MBIA, GO,
	Callable 12/01/2012 @ 100 (d)	570,000	606,001
	Ohio State, 5.000%, 09/15/2018, Series A, GO, Callable 03/15/2015 @ 100 (a)	625,000	641,387

			1,247,388

1.69%	Oklahoma
	Tulsa County Public Facilities Authority, 6.950%, 11/01/2011, Revenue,
	Prerefunded 11/01/2009 @ 102 (a)	1,670,000	1,743,931

0.72%	Pennsylvania
	Philadelphia Authority for Industrial Development, 5.000%, 12/01/2016,
	FGIC, Revenue (d)	500,000	506,945
	St. Clair Area School District, 2.150%, 11/15/2008, FGIC State Aid Withholding, GO (d)	235,000	235,007

			741,952

0.43%	Puerto Rico
	Puerto Rico Commonwealth Highway & Transportation Authority,
	5.500%, 07/01/2016, Series AA, FGIC, Revenue (d)	445,000	449,948

3.19%	South Carolina
	Beaufort County, 8.000%, 03/01/2016, MBIA State Aid Withholding, GO	850,000	1,049,903
	South Carolina Transportation Infrastructure Bank:
	5.000%, 10/01/2033, Series A, AMBAC, Revenue, Callable 10/01/2013 @ 100	1,520,000	1,326,626
	5.000%, 10/01/2033, Series A, BHAC-CR, AMBAC, Revenue, Callable 10/01/2013 @ 100	1,000,000	924,470

			3,300,999

12.49%	Texas
	Austin Electric Utility System:
	5.500%, 11/15/2015, Series A, AMBAC, Revenue (a)	500,000	535,425
	5.000%, 11/15/2021, FSA, Revenue, Callable 11/15/2016 @ 100 (d)	750,000	742,207
	Austin, Texas water & wastewater System, 5.000%, 11/15/2018, Series A,
	AMBAC, Revenue (d)	600,000	620,562
	Brazoria County Municipal Utility District No. 26, 4.600%, 09/01/2028,
	FGIC, GO, Callable 09/01/2013 @ 100	100,000	83,592
	Bryan Waterworks & Sewer, 4.250%, 07/01/2018, MBIA, Revenue,
	Callable 07/01/2014 @ 100	90,000	84,230
	Cedar Park, 5.000%, 02/15/2016, MBIA, GO (d)	500,000	518,965
	City of Corsicana, 4.000%, 02/15/2010, XLCA, GO (d)	300,000	302,895
	City of Midlothian, 5.500%, 08/15/2013, MBIA, GO (d)	175,000	188,986

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008
% of
Net Assets	Description	Principal	Value

	Texas (Continued)
	City of Rowlett, 4.500%, 02/15/2014, MBIA, GO (d)	$715,000	$738,002
	City of San Marcos, 4.450%, 08/15/2021, FSA, GO, Callable 08/15/2014 @ 100	140,000	130,340
	City of Southlake, 4.000%, 02/15/2017, AMBAC, GO, Callable 02/15/2014 @ 100 (d)	285,000	273,301
	City of Waco, 4.400%, 02/01/2029, XLCA, GO, Callable 02/01/2015 @ 100 (d)	340,000	286,974
	Corpus Christi Utility System, 5.500%, 07/15/2009, Series A,
	FSA, Revenue	50,000	51,101
	Dallas Area Rapid Transit, 5.250%, 12/01/2043, Revenue,
	Callable 12/01/2018 @ 100	2,000,000	1,828,560
	Dallas TX, 5.000%, 02/15/2019, GO, Callable 02/15/2014 @ 100 (d)	275,000	279,697
	Dallas-Fort Worth International Airport Facility Improvement
	Corp., 6.000%, 11/01/2014, Revenue, Callable 12/12/2008 @ 100	140,000	68,687
	El Paso TX, 5.000%, 08/15/2021, MBIA, GO (a)	1,490,000	1,493,040
	Harris County, 5.250%, 10/01/2019, GO, Callable 10/01/2013 @ 100 (d)	250,000	269,672
	Laguna-Madre Water District, 4.500%, 03/01/2024, AMBAC, Revenue, Callable 03/01/2016 @ 100 (d)	595,000	523,671
	Municipal Power Agency, Zero Coupon, 09/01/2010, AMBAC, Revenue (d)	250,000	235,398
	North East Independent School District, 5.250%, 08/01/2011,
	PSF-G, GO (d)	140,000	148,028
	Northwest Harris County Municipal Utility District No. 5, 5.500%,
	05/01/2016, Series A, AMBAC, GO (d)	585,000	633,040
	Pearland Waterworks & Sewer Systems, 6.000%, 09/01/2011,
	AMBAC, Revenue (d)	135,000	145,267
	Port Arthur Independent School District, 5.000%, 02/15/2014, AMBAC, GO (d)	840,000	886,922
	State of Texas Transportation Commission Mobility Fund, 5.000%,
	04/01/2010, Series A, GO (d)	170,000	175,998
	State Turnpike Authority, Zero Coupon, 08/15/2015, Series A, AMBAC, Revenue (d)	705,000	497,173
	Tarrant County, Texas Health Facilities, 5.000%, 12/01/2019, FSA,
	Revenue, Callable 12/01/2017 @ 100 (d)	250,000	255,480
	Upper Trinity Regional Water District, 4.000%, 08/01/2020, XCLA,
	Revenue, Callable 02/01/2017 @ 100 (d)	1,100,000	927,223

			12,924,436

0.33%	U.S. Territories
	Northern Mariana Islands Commonwealth, 6.750%, 10/01/2033,
	Series A, GO, Prerefunded 10/01/2013 @ 100	300,000	341,973

0.98%	Utah
	Alpine School District, 4.250%, 03/15/2013, School Board
	Guarantee, GO (d)	500,000	516,050
	Salt Lake City Utah School District, 4.375%, 03/01/2017, Series A,
	School Board Guarantee, GO, Callable 03/01/2013 @ 100 (d)	500,000	503,005

			1,019,055

4.17%	Washington
	Central Puget Sound Transportation Authority Sales & Use Tax,
	5.000%, 11/01/2032, Series A, FSA, Revenue, Callable
	11/01/2017 @ 100 (a)	675,000	646,799
	Energy Northwest Wind Project, 5.000%, 07/01/2015, Series A,
	AMBAC, Revenue (a)	700,000	738,836
	King County School District No. 411 Issaquah, 5.000%,
	12/01/2018, FSA School Board Guaranty, GO, Callable
	06/01/2017 @ 100 (a)	1,125,000	1,166,220

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008
% of
Net Assets	Description	Principal	Value

	Washington (Continued)
	Washington State Higher Education Facilities Authority,
	5.000%, 11/01/2020, RADIAN, Revenue (d)	$200,000	$182,754
	Washington State University Athletic Facilities:
	4.000%, 10/01/2016, AMBAC, Revenue (d)	570,000	558,959
	4.000%, 10/01/2017, AMBAC, Revenue, Callable 04/01/2017 @ 100 (d)	555,000	520,523
	Yakima County School District No. 201 Sunnyside, 4.500%,
	12/01/2017, FSA School Board Guaranty, GO, Callable
	06/01/2014 @ 100 (d)	500,000	502,185

			4,316,276

0.25%	Wisconsin
	Wisconsin State, 6.250%, 05/01/2012, GO (d)	235,000	256,777

	Total Municipal Bonds
	(Cost $68,883,486)		65,879,071

0.13%	FOREIGN BONDS
0.13%	Financial Services
	General Electric Capital Corp., 6.750%, 09/26/2016, Series EMTN (f)	250,000	130,926

	Total Foreign Bonds
	(Cost $173,387)		130,926

		Shares

46.83%	EXCHANGE TRADED/CLOSED-END FUNDS
0.53%	Asset Allocation Closed-End Funds
	TS&W/Claymore Tax-Advantaged Balanced Fund (a)	67,140	549,877

32.80%	Municipal Closed-End Funds
	BlackRock Florida Municipal 2020 Term Trust (a)	8,569	87,489
	BlackRock Insured Municipal Term Trust, Inc. (a)	115,863	1,137,775
	BlackRock MuniHoldings Florida Insured Fund (a)	56,058	531,430
	BlackRock MuniHoldings Insured Fund II, Inc. (a)	73,883	701,889
	BlackRock MuniHoldings Insured Fund, Inc. (a)	114,708	1,046,137
	BlackRock MuniHoldings New Jersey Insured Fund, Inc. (a)	53,456	580,532
	BlackRock MuniHoldings New York Insured Fund, Inc. (a)	21,013	211,181
	BlackRock MuniYield California Insured Fund, Inc. (a)	12,307	126,393
	BlackRock MuniYield Florida Insured Fund (a)	31,487	295,033
	BlackRock MuniYield Investment Fund (a)	20,741	196,002
	BlackRock MuniYield Michigan Insured Fund II, Inc. (a)	29,427	278,085
	BlackRock MuniYield Michigan Insured Fund, Inc. (a)	24,048	244,328
	BlackRock MuniYield New Jersey Insured Fund, Inc. (a)	51,057	539,672
	BlackRock MuniYield Pennsylvania Insured Fund (a)	29,833	298,628
	BlackRock MuniYield Quality Fund II, Inc. (a)	72,245	632,144
	Dreyfus Municipal Income, Inc.	12,800	87,040
	Dreyfus Strategic Municipal Bond Fund, Inc.	39,100	226,780
	DTF Tax-Free Income, Inc. (a)	104,966	1,180,867
	DWS Municipal Income Trust (a)	144,359	1,188,075
	Morgan Stanley California Insured Municipal Income Trust	1,400	14,980
	Morgan Stanley Insured Municipal Income Trust	15,000	161,400
	Morgan Stanley Insured Municipal Trust (a)	29,679	304,210
	Morgan Stanley Municipal Premium Income Trust	27,700	167,862
	Morgan Stanley Quality Municipal Income Trust	9,800	90,356
	Morgan Stanley Quality Municipal Investment	25,458	248,979
	Morgan Stanley Quality Municipal Securities	19,941	210,378
	Neuberger Berman Intermediate Municipal Fund, Inc. (a)	85,311	938,421
	Neuberger Berman New York Intermediate Municipal Fund, Inc. (a)	7,374	77,943
	Nuveen California Dividend Advantage Municipal Fund II (a)	49,753	526,387

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008
% of
Net Assets	Description	Shares	Value

	Municipal Closed-End Funds (Continued)
	Nuveen California Investment Quality Municipal Fund (a)	11,619	$126,182
	Nuveen California Performance Plus Municipal Fund, Inc. (a)	12,000	125,040
	Nuveen California Quality Income Municipal Fund (a)	54,656	595,750
	Nuveen California Select Quality Municipal Fund (a)	19,387	207,829
	Nuveen Florida Investment Quality Municipal Fund (a)	72,237	689,141
	Nuveen Florida Quality Income Municipal Fund (a)	182,179	1,809,037
	Nuveen Georgia Premium Income Municipal Fund (a)	84,586	883,924
	Nuveen Insured Dividend Advantage Municipal Fund (a)	113,095	1,291,545
	Nuveen Insured Florida Premium Income Municipal Fund (a)	53,105	556,009
	Nuveen Insured Florida Tax Free Advantage Municipal Fund (a)	38,876	399,257
	Nuveen Insured Municipal Opportunity Fund, Inc. (a)	68,736	771,218
	Nuveen Insured New York Premium Income Municipal Fund	19,650	207,897
	Nuveen Insured Premium Income Municipal Fund (a)	150,777	1,436,905
	Nuveen Maryland Premium Income Municipal Fund (a)	69,360	755,330
	Nuveen Michigan Premium Income Municipal Fund (a)	18,666	192,073
	Nuveen Michigan Quality Income Municipal Fund (a)	119,387	1,270,278
	Nuveen Municipal Value Fund	200	1,730
	Nuveen New Jersey Investment Quality Municipal Fund (a)	62,488	649,875
	Nuveen New Jersey Premium Income Municipal Fund	16,800	182,448
	Nuveen New York Dividend Advantage Municipal Fund (a)	24,411	255,339
	Nuveen New York Investment Quality Municipal Fund (a)	42,272	449,351
	Nuveen New York Performance Plus Municipal Fund	1,400	15,246
	Nuveen New York Quality Income Municipal Fund (a)	81,722	849,909
	Nuveen New York Select Quality Municipal Fund (a)	58,208	616,423
	Nuveen Ohio Dividend Advantage Municipal Fund	4,638	53,151
	Nuveen Ohio Quality Income Municipal Fund (a)	30,169	352,072
	Nuveen Pennsylvania Investment Quality Municipal Fund (a)	30,587	315,046
	Nuveen Pennsylvania Premium Income Municipal Fund II (a)	108,117	1,010,894
	Nuveen Performance Plus Municipal Fund (a)	95,667	1,100,171
	Nuveen Premier Insured Municipal Income Fund, Inc. (a)	57,222	640,314
	Nuveen Premium Income Municipal Fund II	15,900	163,452
	Nuveen Premium Income Municipal Fund IV (a)	6,288	58,101
	Nuveen Quality Income Municipal Fund	15,718	183,429
	Putnam Municipal Opportunities Trust (a)	141,061	1,316,099
	Western Asset Intermediate Municipal Fund, Inc. (a)	63,203	505,624
	Western Asset Municipal Partners Fund, Inc. (a)	158,608	1,582,908

			33,949,393

0.87%	Municipal Exchange Traded Fund
	PowerShares Insured National Municipal Bond Portfolio	42,433	901,277

11.45%	Taxable Fixed Income Closed-End Funds
	40/86 Strategic Income Fund	12,656	78,973
	AllianceBernstein Income Fund	2,680	17,608
	BlackRock Core Bond Trust	10,000	95,500
	BlackRock Global Floating Rate Income Trust Fund	16,000	154,080
	BlackRock Income Trust (a)	304,184	1,669,970
	BlackRock Limited Duration Income Trust	10,917	124,017
	BlackRock Senior High Income Fund, Inc.	65,395	186,376
	BlackRock Strategic Bond Trust	14,511	129,438
	Credit Suisse Asset Management Income Fund, Inc. (a)	61,557	150,199
	Dreyfus High Yield Strategies Fund (a)	158,125	393,731
	DWS Multi-Market Income Trust (a)	58,386	346,813
	Eaton Vance Limited Duration Income Fund (a)	21,401	225,995
	Eaton Vance Short Duration Diversified Income Fund (a)	90,643	1,143,915
	Evergreen Multi-Sector Income Fund (a)	40,044	467,714
	First Trust/Four Corners Senior Floating Rate Income Fund II (a)	32,416	273,915
	Franklin Templeton Limited Duration Income Trust (a)	30,274	242,192

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008
% of
Net Assets	Description	Shares	Value

	Taxable Fixed Income Closed-End Funds (Continued)
	Global Income & Currency Fund	26,980	$389,321
	ING Prime Rate Trust (a)	84,513	320,304
	MFS Charter Income Trust (a)	104,075	742,055
	MFS Intermediate Income Trust (a)	43,084	255,057
	MFS Multimarket Income Trust (a)	117,401	551,785
	Morgan Stanley Emerging Markets Debt Fund, Inc. (a)	51,600	346,236
	Nuveen Global Government Enhanced Income Fund	4,000	60,200
	Nuveen Multi-Currency Short-Term Government Income Fund (a)	32,036	448,184
	Nuveen Multi-Strategy Income & Growth Fund (a)	87,910	435,155
	Nuveen Multi-Strategy Income & Growth Fund II (a)	117,795	588,975
	Putnam Master Intermediate Income Trust (a)	28,697	140,615
	Putnam Premier Income Trust (a)	118,136	567,053
	Transamerica Income Shares, Inc.	4,000	62,800
	Western Asset Emerging Markets Debt Fund, Inc. (a)	6,678	75,328
	Western Asset High Income Opportunity Fund, Inc. (a)	168,984	682,695
	Western Asset Inflation Management Fund, Inc. (a)	23,000	310,270
	Western Asset/Claymore Inflation-Linked Securities & Income Fund	18,000	178,920

			11,855,389

1.18%	Taxable Fixed Income Exchange Traded Fund
	iShares S&P U.S. Preferred Stock Index Fund (a)	41,600	1,223,040

	Total Exchange Traded/closed-end Funds
	(Cost $56,969,953)		48,478,976

1.06%	PREFERRED STOCKS
1.02%	Financial Services
	Bear Stearns Capital Trust III, 7.800%, Callable 12/15/2008 @ $25	10,350	222,215
	Countrywide Capital V, 7.000%, Callable 11/01/2011 @ $25	49,577	830,415

			1,052,630

0.04%	U.S. Government & Agency
	Fannie Mae:
	4.590%, Series G, Callable 09/30/2010 @ $50	5,470	11,761
	8.250%, Series S, Callable 12/31/2010 @ $25	6,680	14,028
	Freddie Mac:
	5.570%, Series V, Callable 12/31/2011 @ $25	10,295	9,986
	5.700%, Series R, Callable 12/16/2008 @ $50	6,730	12,282

			48,057

	Total Preferred Stocks
	(Cost $1,019,059)		1,100,687

		Contracts

0.53%	PURCHASED OPTIONS (g)
	CBOE SPX Volatility Index:
	11/19/2008, Call @ $55	541	335,420
	11/19/2008, Call @ $60	460	216,200

	Total Purchased Options
	(Cost $441,633)		551,620

		Shares

0.92%	SHORT-TERM INVESTMENT
	Dreyfus Tax Exempt Cash Management Fund, 2.36% (h)	948,442	948,442

	Total Short-Term Investment
	(Cost $948,442)		948,442

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008
% of
Net Assets	Description	Value

116.07%	Total Investments
	(Cost $132,170,868)	$120,146,141

(16.07)%	Net other assets (liabilities)	(16,637,092)

100.00%	NET ASSETS	$103,509,049

(a)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(b)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. At October 31, 2008, these securities amounted to $237,787 or 0.23% of net assets. The Investment Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.
(c)	Variable rate security.
(d)	All or a portion of the security is pledged as collateral for securities sold short.
(e)	Default Resolution.
(f)	Foreign bond; principal shown in local currency, market value shown in U.S. dollars.
(g)	Non-income producing securities.
(h)	Rate represents effective yield.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CBOE	Chicago Board Options Exchange
CIFG	Insured by IXIS Financial Guaranty
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
GO	General Obligation
FSA	Insured by Financial Security Assurance
MBIA	Insured by Municipal Bond Insurance Organization Association
RADIAN	Insured by Radian Asset Assurance, Inc.
SPX	S&P 500 Index
XLCA	Insured by XL Capital Assurance
			Principal	Value

18.73%	U.S. TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Note, 2.000%, 02/28/2010		$5,350,000	$5,386,787
	U.S. Treasury Note, 2.625%, 05/31/2010		13,750,000	14,003,522

	Total U.S. Treasury Securities Sold Short
	(Proceeds $19,033,523)			$19,390,309

			Notional	Unrealized
		Contracts	Value	Gain/(Loss)

	FUTURES CONTRACTS PURCHASED
	90 Day Eurodollar, expires 11/17/2008	188	$45,881,400	$586,876
	90 Day Eurodollar, expires 12/15/2008	185	45,211,688	117,438

				704,314

	FUTURES CONTRACTS SOLD SHORT
	U.S. 2 Year Note, expires 12/31/2008	40	8,593,125	8,042
	U.S. 5 Year Note, expires 12/31/2008	229	25,936,040	(178,882)
	U.S. 10 Year Note, expires 12/19/2008	85	9,611,641	230,472
	U.S. Long Bond, expires 12/19/2008	78	8,823,750	382,556

				442,188

	Total			$1,146,502

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008

	Notional	Buy/Sell	Pay/Receive	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain/(Loss)

CREDIT DEFAULT SWAPS
ABX Home Equity AA Index,
Series 2007-1	$900,000	Sell	0.150%	08/25/2037	$(126,107)
CDX North American Index
High Yield, Series 11	14,600,000	Sell	1.500%	12/20/2013	(35,509)
CMBX North American AAA
Index	5,560,000	Sell	0.350%	02/15/2049	(227,020)

					$(388,636)

See accompanying notes to financial statements.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS	October 31, 2008
% of
Net Assets	Description	Principal	Value

20.24%	CORPORATE BONDS
6.01%	Airlines
	American Airlines, Inc., 7.377%, 05/23/2019, Series 01-1 (a)	$109,790	$49,405
	Continental Airlines, Inc.:
	6.748%, 03/15/2017, Series 981B (a)	21,878	15,315
	7.461%, 04/01/2015, Series 971A (a)	49,120	36,840
	7.566%, 03/15/2020, Series 99-2 (a)	35,084	24,208
	8.388%, 11/01/2020, Series 00-1 (a)	123,209	93,639
	Delta Airlines, Inc.:
	6.619%, 03/18/2011, Series 01-1 (a)	227,208	195,399
	7.570%, 11/18/2010, Series 00-1 (a)	75,000	62,250
	7.920%, 11/18/2010, Series 00-1 (a)	150,000	112,500
	Northwest Airlines, Inc.:
	6.841%, 04/01/2011, Series 1A-2 (a)	250,000	198,750
	7.691%, 04/01/2017, Series 01-B (a)	63,919	38,351
	7.950%, 03/01/2015, Series 992B (a)	178,343	137,324
	Southwest Airlines Co., 6.650%, 08/01/2022, Series 07-1 (a)	96,674	88,006
	United Airlines, Inc., 7.336%, 07/02/2019 (a)(b)	36,188	21,170

			1,073,157

1.18%	Automotive
	Ford Motor Co., 7.450%, 07/16/2031 (a)	330,000	105,600
	General Motors Corp., 8.375%, 07/15/2033 (c)	320,000	105,600

			211,200

0.89%	Entertainment
	Comcast Corp., 6.950%, 08/15/2037 (c)	195,000	159,434

10.64%	Financial Services
	American Express Credit Co., 5.875%, 05/02/2013, Series C, MTN (c)	375,000	313,771
	Bank of America Corp.:
	4.750%, 03/15/2016, Callable 03/15/2009 @ 100	10,000	7,880
	7.800%, 09/15/2016 (c)	220,000	206,576
	Bear, Stearns & Co., Inc.:
	5.550%, 01/22/2017 (c)	95,000	80,633
	6.400%, 10/02/2017 (c)	325,000	289,343
	CIT Group, Inc., 7.625%, 11/30/2012, Series A (c)	195,000	114,114
	Deutsche Bank Trust Corp., 7.500%, 11/15/2015	4,000	4,267
	Ford Motor Credit Co., LLC, 9.875%, 08/10/2011 (a)	325,000	204,912
	General Motors Acceptance Corp., LLC, 7.000%, 02/01/2012 (c)	340,000	190,627
	Goldman Sachs Group, Inc., 5.625%, 01/15/2017 (c)	220,000	161,456
	Lehman Brothers Holdings, 6.500%, 07/19/2017 (c)(d)	195,000	731
	MBIA Insurance Co., 14.000%, 01/15/2033, Callable 01/15/2013 @ 100 (a)(b)(e)	330,000	178,340
	Merrill Lynch & Co., Inc., 6.400%, 08/28/2017, Series C (c)	50,000	42,315
	Morgan Stanley & Co., Inc., 5.450%, 01/09/2017, Series EMTN (a)	50,000	40,020
	Nuveen Investments, 5.500%, 09/15/2015 (c)	400,000	66,000
	Washington Mutual Bank NV, 6.875%, 06/15/2011, Series 11 (a)	90,000	900

			1,901,885

0.07%	Industrials
	Occidental Petroleum Corp., 8.750%, 01/15/2023	10,000	11,852

1.45%	Retail
	Sears Roebuck Acceptance Corp., 6.750%, 08/15/2011 (c)	360,000	259,741

	Total Corporate Bonds
	(Cost $5,515,181)		3,617,269

See accompanying notes to financial statements.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008
% of
Net Assets	Description	Principal	Value

0.16%	COLLATERALIZED MORTGAGE OBLIGATIONS
	Federal National Mortgage Association, 4.500%, 05/25/2019 (a)	$29,403	$27,859

	Total Collateralized Mortgage Obligations
	(Cost $26,907)		27,859

1.67%	U.S. GOVERNMENT & AGENCY
	Federal Farm Credit Bank, 5.750%, 12/07/2028 (a)	43,000	43,526
	Federal Home Loan Bank:
	5.685%, 09/17/2018 (a)	25,000	25,704
	5.800%, 08/18/2020, Callable 11/17/2008 @ 100	10,000	9,856
	7.125%, 02/15/2030 (c)	90,000	106,619
	Federal National Mortgage Association, 8.280%, 01/10/2025 (a)	20,000	25,777
	Tennessee Valley Authority, 7.125%, 05/01/2030 (c)	75,000	87,302

	Total U.S. Government & Agency
	(Cost $294,970)		298,784

0.66%	FOREIGN BONDS
0.48%	Banks
	Inter-American Development Bank, 6.250%, 06/22/2016 (a)(f)	150,000	86,953

0.18%	Sovereign Bonds
	Federal Republic of Brazil, 12.500%, 01/05/2016 (a)(f)	40,000	16,155
	Mexican Bonos de Desarrollo, 7.250%, 12/15/2016 (f)	220,000	15,675

			31,830

	Total Foreign Bonds
	(Cost $144,445)		118,783

4.34%	TAXABLE MUNICIPAL BONDS
0.95%	California
	Kern County Pension Obligation, Zero Coupon, 08/15/2020, MBIA, Revenue (a)	100,000	39,118
	Monrovia Redevelopment Agency Tax Allocation, 5.600%, 05/01/2023,
	AMBAC, Revenue, Callable 05/01/2013 @ 102 (c)	35,000	27,616
	Pinole Redevelopment Agency, 5.600%, 08/01/2020, AMBAC,
	Tax Allocation, Callable 08/01/2014 @ 102 (a)	25,000	22,080
	San Bernardino JT Powers, 6.150%, 05/01/2027, MBIA, Tax Allocation,
	Callable 05/01/2016 @ 100	15,000	12,521
	Santa Fe Springs Community Development, 5.350%, 09/01/2018,
	MBIA, Tax Allocation, Callable 09/01/2016 @ 100 (a)	25,000	21,551
	Solano County, 5.140%, 01/15/2014, Revenue (a)	50,000	46,704

			169,590

0.15%	District of Columbia
	Metropolitan Washington Airports Authority Airport System, 5.590%,
	10/01/2025, Series C, MBIA, Revenue, Callable 10/01/2015 @ 100 (c)	30,000	26,600

0.12%	Florida
	Pembroke Pines Communication Services, 4.750%, 10/01/2019, AMBAC,
	Revenue, Callable 10/01/2014 @ 100 (a)	25,000	21,884

0.46%	Georgia
	College Park, 5.868%, 01/01/2021, FGIC, Revenue (c)	70,000	57,327
	Savannah Hospital Authority, 6.625%, 07/01/2018, FSA, Revenue,
	Callable 07/01/2013 @ 100 (c)	25,000	25,285

			82,612

0.03%	Illinois
	Development Finance Authority, 6.000%, 03/01/2012, MBIA, Revenue	5,000	5,082

0.14%	Indiana
	Pike County School Corp., 5.000%, 01/05/2020, XLCA, GO, Callable
	01/05/2015 @ 100 (c)	30,000	25,617

See accompanying notes to financial statements.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008
% of
Net Assets	Description	Principal	Value

0.20%	Maryland
	State Transportation Authority, 6.480%, 07/01/2022, MBIA, Revenue (c)	$35,000	$34,922

0.36%	Michigan
	Flat Rock Tax Increment, 5.375%, 10/01/2011, GO (a)	65,000	64,867

1.01%	New Jersey
	City of Linden, 5.950%, 04/01/2033, MBIA, GO (a)	20,000	17,101
	Union County Improvement Authority Sewer System Lease,
	6.640%, 04/01/2022, AMBAC, Revenue (c)	165,000	163,891

			180,992

0.20%	Oregon
	School Boards Association, 5.680%, 06/30/2028, FGIC, GO (c)	40,000	35,386

0.58%	Texas
	Gatesville Texas, 5.700%, 09/01/2019, CIFG, GO,
	Callable 09/01/2017 @ 100 (c)	115,000	102,728

0.14%	Wisconsin
	Menasha Steam Utility, 4.350%, 09/01/2009, Revenue,
	Callable 03/01/2009 @ 100 (a)	25,000	25,037

	Total Taxable Municipal Bonds
	(Cost $847,981)		775,317

		Shares

1.89%	PREFERRED STOCKS
1.65%	Financial Services
	Countrywide Capital V, 7.000%, Callable 11/01/2011% @ $25	17,558	294,097

0.24%	U.S. Government & Agency
	Fannie Mae:
	8.250%, Series S, Callable 12/31/2010 @ $25 (e)	6,680	14,028
	4.590%, Series G, Callable 09/30/2010 @ $50 (e)	5,470	11,761
	Freddie Mac:
	5.570%, Series V, Callable 12/31/2011 @ $25	8,235	7,988
	5.700%, Series R, Callable 12/16/2008 @ $50	5,385	9,828

			43,605

	Total Preferred Stocks
	(Cost $310,358)		337,702

90.32%	EXCHANGE TRADED/CLOSED-END FUNDS
3.66%	Asset Allocation Closed-End Funds
	Dividend Capital Realty Income Allocation Fund (a)	36,500	91,980
	Ellsworth Fund Ltd.	3,154	15,928
	TCW Strategic Income Fund, Inc. (c)	118,738	356,214
	TS&W/Claymore Tax-Advantaged Balanced Fund (c)	23,184	189,877

			653,999

9.03%	Equity Closed-End Funds
	BlackRock Real Asset Equity Trust (a)	16,460	127,400
	Calamos Strategic Total Return Fund (a)	12,160	84,390
	First Trust Enhanced Equity Income Fund (c)	12,765	124,586
	Franklin Universal Trust (a)	14,085	56,622
	ING Risk Managed Natural Resources Fund (a)	5,440	71,482
	John Hancock Patriot Premium Dividend Fund II	11,955	83,685
	Liberty All-Star Equity Fund (a)	52,668	204,352
	Liberty All-Star Growth Fund, Inc. (a)	30,412	90,932
	Macquarie Global Infrastructure Total Return Fund (a)	7,695	100,651
	Madison Strategic Sector Premium Fund (c)	14,786	147,121
	Morgan Stanley China A Share Fund	4,950	107,811

See accompanying notes to financial statements.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008
% of
Net Assets	Description	Shares	Value

	Equity Closed-End Funds (Continued)
	Nuveen Equity Premium & Growth Fund (c)	17,355	$205,483
	Nuveen Real Estate Income Fund (a)	4,900	35,476
	Nuveen Tax-Advantage Dividend Growth Fund (a)	6,990	68,502
	RMR Asia Pacific Real Estate Fund	300	2,115
	RMR Asia Real Estate Fund (a)	12,240	83,232
	Seligman Lasalle International Real Estate Fund, Inc.	2,963	20,652

			1,614,492

1.66%	Equity Exchange Traded Funds
	Claymore/Delta Global Shipping Index ETF	9,500	111,435
	iShares MSCI Brazil Index Fund	3,140	119,194
	SPDR S&P Emerging Europe ETF	2,230	65,562

			296,191

1.64%	Municipal Closed-End Funds
	BlackRock MuniYield Pennsylvania Insured Fund	1	10
	DWS Municipal Income Trust	5,200	42,796
	Morgan Stanley Quality Municipal Investment	4,400	43,032
	Nuveen Florida Quality Income Municipal Fund	2,000	19,860
	Nuveen Insured Municipal Opportunity Fund, Inc.	2,300	25,806
	Nuveen Michigan Quality Income Municipal Fund	2,000	21,280
	Nuveen Premium Income Municipal Fund IV	4,800	44,352
	Putnam Managed Municipal Income Trust	4,375	24,938
	Putnam Municipal Opportunities Trust (a)	7,682	71,673

			293,747

2.02%	Municipal Exchange Traded Funds
	PowerShares Insured National Municipal Bond Portfolio	17,000	361,080

64.70%	Taxable Fixed Income Closed-End Funds
	40/86 Strategic Income Fund (a)	24,237	151,239
	Aberdeen Asia-Pacific Income Fund, Inc. (a)	41,596	173,871
	Aberdeen Global Income Fund, Inc. (c)	40,408	331,346
	AllianceBernstein Income Fund	33,500	220,095
	American Select Portfolio	3,550	33,832
	BlackRock Core Bond Trust (c)	19,017	181,612
	BlackRock Corporate High Yield Fund, Inc. (a)	51,801	231,550
	BlackRock Global Floating Rate Income Trust Fund	8,600	82,818
	BlackRock Income Trust (c)	200,655	1,101,596
	BlackRock Limited Duration Income Trust (a)	17,354	197,141
	BlackRock Senior High Income Fund, Inc. (a)	83,841	238,947
	BlackRock Strategic Bond Trust (c)	28,508	254,291
	Credit Suisse Asset Management Income Fund, Inc. (a)	48,300	117,852
	Dreyfus High Yield Strategies Fund (a)	299,080	744,709
	DWS Global High Income Fund, Inc. (a)	34,300	171,500
	DWS High Income Trust (a)	47,798	136,702
	DWS Multi-Market Income Trust (c)	58,193	345,666
	DWS Strategic Income Trust (c)	26,933	210,077
	Eaton Vance Limited Duration Income Fund (a)	23,990	253,334
	Eaton Vance Short Duration Diversified Income Fund (c)	33,182	418,757
	Evergreen Multi-Sector Income Fund (c)	24,951	291,428
	First Trust/Four Corners Senior Floating Rate Income Fund II (c)	42,454	358,736
	Franklin Templeton Limited Duration Income Trust (c)	41,579	332,632
	Global Income & Currency Fund (a)	16,611	239,697
	ING Prime Rate Trust (a)	61,810	234,260
	John Hancock Preferred Income Fund III	1,750	20,580
	LMP Corporate Loan Fund, Inc. (a)	30,466	210,825
	MFS Charter Income Trust (c)	27,587	196,695
	MFS InterMarket Income Trust I (c)	42,303	276,239

See accompanying notes to financial statements.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008
% of
Net Assets	Description	Shares	Value

	Taxable Fixed Income Closed-End Funds (Continued)
	MFS Intermediate Income Trust (c)	35,108	$207,839
	MFS Multimarket Income Trust (c)	121,381	570,491
	Montgomery Street Income Securities, Inc. (c)	12,402	161,722
	Morgan Stanley Emerging Markets Debt Fund, Inc. (c)	62,633	420,267
	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc. (a)	10,140	98,358
	Morgan Stanley High Yield Fund, Inc.	5,300	20,670
	Nuveen Global Government Enhanced Income Fund (c)	9,585	144,254
	Nuveen Multi-Currency Short-Term Government Income Fund (c)	24,672	345,161
	Nuveen Multi-Strategy Income & Growth Fund (a)	59,645	295,243
	Nuveen Multi-Strategy Income & Growth Fund II (c)	74,831	374,155
	Nuveen Tax-Advantaged Floating Rate Fund (a)	7,780	31,509
	PCM Fund, Inc.	2,600	19,760
	Putnam Master Intermediate Income Trust (a)	14,750	72,275
	Putnam Premier Income Trust (a)	20,794	99,811
	Transamerica Income Shares, Inc. (c)	12,430	195,151
	Western Asset Emerging Markets Debt Fund, Inc. (a)	11,049	124,633
	Western Asset Emerging Markets Income Fund II, Inc. (a)	9,487	74,188
	Western Asset High Income Opportunity Fund, Inc. (a)	116,485	470,599
	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	3,500	33,950
	Western Asset/Claymore Inflation-Linked Securities & Income Fund	4,661	46,330

			11,564,393

7.61%	Taxable Fixed Income Exchange Traded Funds
	iShares iBoxx $ Investment Grade Corporate Bond Fund	10,450	915,943
	iShares S&P U.S. Preferred Stock Index Fund	15,100	443,940

			1,359,883

	Total Exchange Traded/closed-end Funds
	(Cost $21,028,478)		16,143,785

		Contracts

0.57%	PURCHASED OPTIONS (g)
	CBOE SPX Volatility Index:
	11/19/2008, Call @ $55	101	62,620
	11/19/2008, Call @ $60	85	39,950

	Total Purchased Options
	(Cost $81,887)		102,570

		Shares

5.24%	SHORT-TERM INVESTMENT
	Dreyfus Institutional Reserves Money Market Fund, 2.15% (h)	937,248	937,248

	Total Short-Term Investment
	(Cost $937,248)		937,248

125.09%	Total Investments
	(Cost $29,187,455)		22,359,317

(25.09)%	Net other assets (liabilities)		(4,484,744)

100.00%	NETS ASSETS		$17,874,573

(a)	All or a portion of the security is segregated in connection with foreign currency and futures contracts.
(b)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. At October 31, 2008, these securities amounted to $199,510 or 1.12% of net assets. The Investment Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.
(c)	All or a portion of the security is pledged as collateral for securities sold short.
(d)	Default Resolution
(e)	Variable rate security.
(f)	Foreign bond; principal shown in local currency, market value shown in U.S. dollars.
(g)	Non-income producing securities.
(h)	Rate represents effective yield.

See accompanying notes to financial statements.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008

AMBAC	Insured by American Municipal Bond Assurance Corp.
CBOE	Chicago Board Options Exchange
CIFG	Insured by IXIS Financial Guaranty
ETF	Exchange-Traded Fund
FGIC	Insured by Financial Guaranty Insurance Co.
GO	General Obligation
FSA	Insured by Financial Security Assurance
LLC	Limited Liability Co.
MBIA	Insured by Municipal Bond Insurance Organization Association
MTN	Medium Term Note
SPDR	S&P Depositary Receipts
SPX	S&P 500 Index
XLCA	Insured by XL Capital Assurance

% of
Net Assets	Description		Principal	Value

23.36%	U.S. TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Note, 2.125%, 01/31/2010		$600,000	$604,969
	U.S. Treasury Note, 2.625%, 05/31/2010		2,750,000	2,800,705
	U.S. Treasury Note, 3.125%, 04/30/2013		750,000	769,043

	Total U.S. Treasury Securities Sold Short
	(Proceeds $4,100,923)			$4,174,717

			Notional	Unrealized
		Contracts	Value	Gain/(Loss)

	FUTURES CONTRACTS PURCHASED
	90 Day Eurodollar, expires 11/17/2008	26	$6,345,300	$80,982
	90 Day Eurodollar, expires 12/15/2008	27	6,598,463	17,140

				98,122

	FUTURES CONTRACTS SOLD SHORT
	U.S. 2 Year Note, expires 12/31/2008	5	1,074,141	(9,932)
	U.S. 5 Year Note, expires 12/31/2008	29	3,284,477	(17,396)
	U.S. 10 Year Note, expires 12/19/2008	13	1,470,016	37,520
	U.S. Long Bond, expires 12/19/2008	12	1,357,500	58,506

				68,698

	Total			$166,820

	Notional	Buy/Sell	Pay/Receive	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain/(Loss)

CREDIT DEFAULT SWAPS
ABX Home Equity AA Index,
Series 2007-1	$500,000	Sell	0.150%	08/25/2037	$(70,060)
CDX North American Index
High Yield, Series 11	8,300,000	Sell	1.500%	12/20/2013	(20,186)
CMBX North American AAA
Index	4,250,000	Sell	0.350%	02/15/2049	(173,531)

					$(263,777)

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS	October 31, 2008
% of
Net Assets	Description	Principal	Value

26.58%	CORPORATE BONDS
3.69%	Airlines
	Continental Airlines, Inc.:
	6.748%, 03/15/2017, Series 981B	$21,878	$15,315
	7.566%, 03/15/2020, Series 99-2	46,779	32,277
	8.388%, 11/01/2020, Series 00-1	17,112	13,005
	Delta Airlines, Inc.:
	6.619%, 03/18/2011, Series 01-1	31,403	27,006
	7.920%, 11/18/2010, Series 00-1	35,000	26,250
	Northwest Airlines, Inc., 7.691%, 04/01/2017, Series 01-B	15,429	9,257
	Southwest Airlines Co., 6.650%, 08/01/2022, Series 07-1	48,337	44,003
	United Airlines, Inc., 7.336%, 07/02/2019 (a)	31,665	18,524

			185,637

18.93%	Financial Services
	American Express Credit Co., 5.875%, 05/02/2013, Series C, MTN	75,000	62,754
	Bank of America Corp., 2.876%, 12/18/2008 (b)	250,000	249,911
	Ford Motor Credit Co., LLC, 7.875%, 06/15/2010	50,000	33,605
	General Motors Acceptance Corp., LLC, 5.850%, 01/14/2009	120,000	111,512
	Goldman Sachs Group, Inc., 4.069%, 06/28/2010 (b)	250,000	226,949
	MBIA Insurance Co., 14.000%, 01/15/2033, Callable 01/15/2013 @ 100 (a) (b)	30,000	16,213
	Principal Life, Inc., 2.964%, 11/15/2010 (b) (c)	250,000	245,363
	Prudential Financial, Inc., 5.000%, 05/15/2013	7,000	6,209

			952,516

1.84%	Health Care
	UnitedHealth Group, Inc., 3.384%, 06/21/2010, Callable 12/21/2008 (b)	100,000	92,479

2.12%	Retail
	Target Corp., 7.500%, 08/15/2010	100,000	106,776

	Total Corporate Bonds
	(Cost $1,482,193)		1,337,408

13.69%	COLLATERALIZED MORTGAGE OBLIGATIONS
13.69%	U.S. Government & Agency
	Federal Home Loan Mortgage Corporation:
	4.000%, 05/15/2016, Class CB, series 2675 (c)	91,467	91,157
	4.000%, 09/15/2016, Class HA, Series 2672	77,007	76,606
	5.000%, 09/15/2016, Class OC, Series 2707 (c)	250,000	252,636
	5.500%, 08/15/2016, Class VA, Series R003	77,761	79,115
	Federal National Mortgage Association, 5.000%, 10/25/2017,
	Class KC, Series 2002-63 (c)	104,479	104,833
	Small Business Administration, 5.325%, 04/25/2019 (b)	78,782	84,420

			688,767

	Total Collateralized Mortgage Obligations
	(Cost $676,202)		688,767

4.08%	U.S. GOVERNMENT & AGENCY
	Federal Home Loan Bank:
	5.000%, 07/26/2010	150,000	154,386
	5.250%, 06/10/2011	25,000	26,162
	Federal Home Loan Mortgage Corporation, 5.250%, 08/01/2012	25,000	25,009

	Total U.S. Government & Agency
	(Cost $200,475)		205,557

4.50%	TAXABLE MUNICIPAL BONDS
0.49%	Florida
	Gainesville Post Taxable-Retiree Health Care, 4.460%, 10/01/2010,
	MBIA, Revenue	25,000	24,922

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008
% of
Net Assets	Description	Principal	Value

1.99%	Illinois
	Williamson County, 7.000%, 12/15/2008, Series A, FGIC, GO	$100,000	$100,328

0.10%	Mississippi
	Development Bank, 5.900%, 07/01/2011, FSA, Revenue	5,000	5,005

0.53%	Tennessee
	Johnson City Public Building Authority, 7.000%, 09/01/2018, FGIC,
	Revenue, Prerefunded 09/01/2011 @ 100	25,000	26,440

0.50%	Washington
	Energy Northwest Electric, 5.100%, 07/01/2013, Revenue	25,000	24,988

0.89%	Wisconsin
	West Allis, 3.500%, 04/01/2009, Series D, Revenue,
	Callable 12/08/2008 @ 100	45,000	44,978

	Total Taxable Municipal Bonds
	(Cost $224,313)		226,661

		Shares

1.05%	PREFERRED STOCKS
0.92%	Financial Services
	Countrywide Capital V, 7.000%, Callable 11/01/2011 @ $25	2,755	46,146

0.13%	U.S. Government & Agency
	Fannie Mae:
	5.375%, Series I, Callable 12/05/2008 @ $50	560	1,512
	8.250%, Series S, Callable 12/31/2010 @ $25	1,049	2,203
	Freddie Mac:
	5.570%, Series V, Callable 12/31/2011 @ $25	1,411	1,369
	5.700%, Series R, Callable 12/16/2008 @ $50	923	1,684

			6,768

	Total Preferred Stocks
	(Cost $51,341)		52,914

43.65%	EXCHANGE TRADED/CLOSED-END FUNDS
1.79%	Asset Allocation Closed-End Funds
	TCW Strategic Income Fund, Inc. (c)	29,945	89,835

2.87%	Municipal Closed-End Funds
	BlackRock MuniHoldings New York Insured Fund, Inc.	2,100	21,105
	DWS Municipal Income Trust	2,100	17,283
	Nuveen Insured Premium Income Municipal Fund	1,050	10,007
	Putnam Municipal Opportunities Trust	8,132	75,872
	Western Asset Municipal Partners Fund, Inc.	2,050	20,459

			144,726

2.52%	Municipal Exchange Traded Funds
	PowerShares Insured National Municipal Bond Portfolio	5,975	126,909

36.47%	Taxable Fixed Income Closed-End Funds
	AllianceBernstein Income Fund (c)	24,120	158,468
	BlackRock Core Bond Trust (c)	6,196	59,172
	BlackRock Income Trust (c)	50,065	274,857
	DWS Strategic Income Trust (c)	9,360	73,008
	Eaton Vance Short Duration Diversified Income Fund	6,895	87,015
	Evergreen Multi-Sector Income Fund (c)	7,543	88,102
	Global Income & Currency Fund	6,205	89,538
	MFS Charter Income Trust (c)	14,527	103,578
	MFS InterMarket Income Trust I (c)	13,615	88,906
	MFS Intermediate Income Trust (c)	19,987	118,323

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008
% of
Net Assets	Description	Shares	Value

	Taxable Fixed Income Closed-End Funds (Continued)
	MFS Multimarket Income Trust (c)	50,039	$235,183
	Montgomery Street Income Securities, Inc.	1,003	13,079
	Nuveen Global Government Enhanced Income Fund (c)	9,357	140,823
	Nuveen Multi-Currency Short-Term Government Income Fund	6,515	91,145
	Putnam Master Intermediate Income Trust	4,700	23,030
	Putnam Premier Income Trust (c)	10,636	51,053
	Transamerica Income Shares, Inc. (c)	5,347	83,948
	Western Asset Inflation Management Fund, Inc.	2,000	26,980
	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	1,500	14,550
	Western Asset/Claymore Inflation-Linked Securities & Income Fund	1,463	14,542

			1,835,300

	Total Exchange Traded/closed-end Funds
	(Cost $2,293,655)		2,196,770

		Contracts

0.56%	PURCHASED OPTIONS (d)
	CBOE SPX Volatility Index:
	11/19/2008, Call @ $55	25	15,500
	11/19/2008, Call @ $60	27	12,690

	Total Purchased Options
	(Cost $23,865)		28,190

		Shares

3.82%	SHORT-TERM INVESTMENT
	Dreyfus Institutional Reserves Money Market Fund, 2.15% (e)	192,035	192,035

	Total Short-Term Investment
	(Cost $192,035)		192,035

97.93%	Total Investments
	(Cost $5,144,079)		4,928,302

2.07%	Net other assets (liabilities)		104,049

100.00%	NET ASSETS		$5,032,351

(a)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. At October 31, 2008, these securities amounted to $34,737 or 0.69% of net assets. The Investment Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.
(b)	Variable rate security.
(c)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(d)	Non-income producing securities.
(e)	Rate represents effective yield.
CBOE	Chicago Board Options Exchange
FGIC	Insured by Financial Guaranty Insurance Co.
GO	General Obligation
FSA	Insured by Financial Security Assurance
LLC	Limited Liability Co.
MBIA	Insured by Municipal Bond Insurance Organization Association
MTN	Medium Term Note
SPX	S&P 500 Index

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008
		Notional	Unrealized
	Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
90 Day Eurodollar, expires 11/17/2008	5	$1,220,250	$16,667
90 Day Eurodollar, expires 12/15/2008	5	1,221,938	3,174

			19,841

FUTURES CONTRACTS SOLD SHORT
U.S. 2 Year Note, expires 12/31/2008	5	1,074,141	(10,869)
U.S. 5 Year Note, expires 12/31/2008	5	566,289	(6,706)
U.S. 10 Year Note, expires 12/19/2008	2	226,156	3,183
U.S. Long Bond, expires 12/19/2008	3	339,375	14,338

			(54)

Total			$19,787

	Notional	Buy/Sell	Pay/Receive	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain/(Loss)

CREDIT DEFAULT SWAPS
ABX Home Equity AA Index,
Series 2007-1	$80,000	Sell	0.150%	08/25/2037	$(11,209)
CDX North American Index High
Yield, Series 11	1,000,000	Sell	1.500%	12/20/2013	(2,433)
CMBX North American AAA
Index	530,000	Sell	0.350%	02/15/2049	(21,640)

					$(35,282)

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS	October 31, 2008
% of
Net Assets	Description	Principal	Value

65.09%	MUNICIPAL BONDS
5.17%	Alabama
	Florence, 3.000%, 09/01/2009, FSA, GO (a)	$10,000	$10,062
	Mobile County Board of School Commerce, 5.000%,
	03/01/2010, Series A, GO (a)	10,000	10,372
	University of Montevallo, 5.200%, 05/01/2020, FSA, Revenue,
	Prerefunded 05/01/2011 @ 101 (b)	200,000	214,328

			234,762

1.11%	Arizona
	Navajo County Unified School District No 10 Show Low, 5.000%,
	07/01/2009, Series A, FGIC, GO, Callable 01/01/2009 @ 100.5 (a)	50,000	50,419

0.70%	California
	California State, 6.250%, 09/01/2012, GO (a)	25,000	26,382
	Golden State Tobacco Securitization, 5.000%, 06/01/2012,
	Series 2003-A-1, ETM, Revenue (a)	5,000	5,269

			31,651

0.86%	Colorado
	Arapahoe County Public Airport Authority, Zero Coupon,
	12/01/2012, ETM, Revenue (a)	45,000	38,961

0.44%	Connecticut
	City of Farmington, 3.300%, 09/15/2011, GO, Callable
	9/15/2009 @ 100 (a)	20,000	20,054

0.44%	District of Columbia
	Metropolitan Airport Authority System, 3.000%, 10/01/2009,
	Series B, Revenue (a)	20,000	20,103

1.56%	Florida
	Florida State Department Management Services Division
	Facilities Management, 3.000%, 09/01/2009, Series A,
	AMBAC, Revenue	70,000	70,670

4.67%	Georgia
	Gainesville & Hall County Hospital Authority, 5.500%, 05/15/2029,
	MBIA, Revenue, Prerefunded 5/15/2009 @ 101 (a)	190,000	195,763
	Georgia Municipal Electric Authority Power, Zero Coupon,
	01/01/2012, BIG GO Participants, Revenue, Unrefunded Portion	20,000	16,545

			212,308

0.12%	Hawaii
	Honolulu City & County, 6.000%, 11/01/2010, Series A, ETM, GO (a)	5,000	5,339

15.12%	Illinois
	Chicago:
	5.625%, 01/01/2039, Series A, GO, Prerefunded 7/1/2012 @ 100	75,000	81,304
	5.250%, 01/01/2012, Series A, FSA, GO (b)	210,000	223,986
	City of Freeport, 5.500%, 01/01/2034, GO, Prerefunded
	01/01/2013 @ 100 (a)	20,000	21,703
	Cook & Du Page Counties, High School District No 210, Zero Coupon,
	12/01/2010, ETM, GO (a)	25,000	23,586
	Grundy Kendall & Will Counties Community School District No 201:
	5.250%, 10/15/2010, MBIA, GO	80,000	84,180
	5.250%, 10/15/2010, MBIA, GO	20,000	20,917
	Illinois State, 5.500%, 12/01/2009, MBIA, GO	125,000	129,507
	Lake County Community Unit School District No 95 Lake Zurich,
	Zero Coupon, 12/01/2010, FGIC, GO (a)	35,000	32,552
	Motor Fuel Tax, 5.375%, 01/01/2014, AMBAC, Revenue (a)	35,000	37,523
	Wastewater Transmission, 5.375%, 01/01/2013, MBIA-RE FGIC,
	Revenue (a)	30,000	31,585

			686,843

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008
% of
Net Assets	Description	Principal	Value

5.70%	Indiana
	Baugo School Building Corp., 5.000%, 01/15/2022, AMBAC, Revenue,
	Prerefunded 01/15/2012 @ 100	$125,000	$132,477
	Indianapolis Local Public Improvement, Zero Coupon, 08/01/2010,
	Series D, ETM, Revenue (a)	25,000	23,767
	North Side High School Building Corp., 3.600%, 01/15/2011, FSA,
	Revenue (a)	80,000	81,694
	Western School Building Corp., 5.250%, 07/15/2012, MBIA, Revenue,
	Callable 07/15/2011 @ 101 (a)	20,000	21,158

			259,096

0.46%	Maryland
	City of Baltimore, 5.400%, 10/15/2012, Series D, AMBAC, GO (a)	20,000	21,086

2.33%	Michigan
	Michigan State, 5.250%, 12/01/2011, GO (a)	100,000	105,710

0.47%	Nevada
	State Highway Improvement, 5.000%, 12/01/2011, MBIA, Revenue (a)	10,000	10,552
	Truckee Meadows Nevada Water Authority, 5.125%, 07/01/2011,
	Series A, Revenue, Prerefunded 7/1/2011 @ 100 (a)	10,000	10,591

			21,143

0.11%	New Hampshire
	City of Manchester, 4.000%, 06/01/2010, GO (a)	5,000	5,105

0.47%	New York
	Metropolitan Transport Authority Commuter Facilities, 5.000%,
	07/01/2015, Series D, MBIA, Revenue, Prerefunded 01/01/2012
	@ 100 (a)	15,000	15,933
	State Environmental Facilities Corp. Clean Water & Drinking, 5.500%,
	04/15/2013, Revenue, Prerefunded 10/15/2009 @ 100 (a)	5,000	5,192

			21,125

0.33%	Ohio
	Avon Lake Water System, 3.500%, 10/01/2011, MBIA, Revenue (a)	15,000	15,178

3.50%	Pennsylvania
	Pennsylvania Turnpike Commission, 5.000%, 06/01/2010,
	Series S, FGIC, Revenue	50,000	51,641
	State Public School Building Authority, 5.000%, 06/01/2033, FSA,
	Revenue, Prerefunded 6/1/2013 @ 100	100,000	107,421

			159,062

4.49%	South Carolina
	Columbia Waterworks & Sewer System, 5.375%, 02/01/2012, Revenue (a)	25,000	26,627
	South Carolina Transportation Infrastructure Bank, 5.375%, 10/01/2024,
	Series A, AMBAC, Revenue, Prerefunded 10/1/2009 @ 101	170,000	177,182

			203,809

5.44%	Texas
	Brownsville, 5.500%, 02/15/2021, FGIC, GO, Prerefunded 2/15/2011 @ 100	50,000	53,070
	Costal Water Authority Contract, 3.500%, 12/15/2014, FGIC, Revenue (a)	25,000	23,400
	Ferris Independent School District, 3.350%, 08/15/2013, PSF-G, GO,
	Callable 08/15/2012 @ 100 (a)	10,000	9,801
	Harris County Municipal Utility District No. 61 Waterworks & Sewer
	System, 3.700%, 09/01/2012, FGIC, GO (a)	10,000	10,003
	Houston Water Conveyance System Contract, 6.250%, 12/15/2012,
	Series J, AMBAC, COP (a)	40,000	44,015
	Mesquite Independent School district No. 1, Zero Coupon,
	08/15/2010, PSF-G, GO (a)	40,000	19,606

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008
% of
Net Assets	Description	Principal	Value

	Texas (Continued)
	Nacogdoches Independent School District, 5.125%, 02/15/2018, GO,
	Prerefunded 02/15/2011 @ 100 (a)	$20,000	$21,109
	Pasadena, 5.625%, 04/01/2027, GO, Prerefunded 04/1/2011 @ 100 (a)	25,000	26,721
	Trophy Club Municipal Utility District No 2, 3.100%, 09/01/2013,
	AMBAC, GO (a)	30,000	29,121
	White Settlement Independent School District, 3.500%, 08/15/2012,
	PSF-G, GO (a)	10,000	10,049

			246,895

4.56%	Utah
	South Jordan Water, 5.000%, 11/01/2014, AMBAC, Revenue (a)	100,000	105,989
	Utah Water Finance Agency, 4.500%, 07/01/2009, Series A, AMBAC,
	Revenue (a)	100,000	101,329

			207,318

2.27%	Virginia
	Southeastern Public Service Authority, 5.250%, 07/01/2010, Series A,
	MBIA, Revenue (a)	100,000	102,884

3.01%	Washington
	Energy Northwest Electric, 5.500%, 07/01/2012, Series A, FSA,
	Revenue (a)	10,000	10,591
	Spokane Regional Solid Waste Management System, 4.000%,
	12/01/2009, AMBAC, Revenue (a)	50,000	50,772
	State Health Care Facilities Authority:
	5.125%, 10/01/2031, Revenue, Prerefunded 10/1/2011 @ 100 (a)	30,000	31,889
	5.500%, 10/01/2021, Revenue, Prerefunded 10/1/2011 @ 101 (a)	40,000	43,245

			136,497

0.59%	West Virginia
	Jackson County Residential Mortgage, 7.375%, 06/01/2010, ETM,
	Revenue (a)	25,000	26,955

1.17%	Wisconsin
	Wisconsin State, 5.300%, 05/01/2018, Series D, GO, Prerefunded
	5/1/2011 @ 100	50,000	53,171

	Total Municipal Bonds
	(Cost $2,936,699)		2,956,144

		Shares

0.64%	PREFERRED STOCKS
0.59%	Financial Services
	Countrywide Capital V, 7.000%, Callable 11/01/2011 @ $25	1,605	26,884

0.05%	U.S. Government & Agency
	Fannie Mae:
	5.375%, Series I, Callable 12/05/2008 @ $50	205	554
	8.250%, Series S, Callable 12/31/2010 @ $25	252	529
	Freddie Mac:
	5.570%, Series V, Callable 12/31/2011 @ $25	473	459
	5.700%, Series R, Callable 12/16/2008 @ $50	309	564

			2,106

	Total Preferred Stocks
	(Cost $27,339)		28,990

45.70%	EXCHANGE TRADED/CLOSED-END FUNDS
37.60%	Municipal Closed-End Funds
	Blackrock Florida Insured Municipal 2008 Term Trust (b)	37,913	562,250
	BlackRock Insured Municipal Term Trust, Inc. (b)	26,460	259,837
	BlackRock MuniHoldings Insured Fund II, Inc. (b)	1,292	12,274

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008
% of
Net Assets	Description	Shares	Value

	Municipal Closed-End Funds (Continued)
	BlackRock MuniHoldings Insured Fund, Inc. (b)	2,283	$20,821
	BlackRock MuniHoldings New York Insured Fund, Inc.	1,900	19,095
	BlackRock MuniYield Investment Fund	1,450	13,703
	Blackrock New York Insured Municipal 2008 Term Trust, Inc.	548	8,171
	Dreyfus Municipal Income, Inc.	2,850	19,380
	Dreyfus Strategic Municipal Bond Fund, Inc.	4,700	27,260
	DTF Tax-Free Income, Inc. (b)	3,196	35,955
	DWS Municipal Income Trust (b)	7,130	58,680
	MFS Investment Grade Municipal Trust	1,400	10,444
	Morgan Stanley Quality Municipal Securities	2,722	28,717
	Neuberger Berman California Intermediate Municipal Fund, Inc. (b)	1,125	12,071
	Neuberger Berman Intermediate Municipal Fund, Inc. (b)	2,566	28,226
	Nuveen California Dividend Advantage Municipal Fund II	2,890	30,576
	Nuveen California Investment Quality Municipal Fund	1,450	15,747
	Nuveen Florida Investment Quality Municipal Fund (b)	3,723	35,517
	Nuveen Florida Quality Income Municipal Fund (b)	4,855	48,210
	Nuveen Georgia Premium Income Municipal Fund	500	5,225
	Nuveen Insured Dividend Advantage Municipal Fund	1,400	15,988
	Nuveen Insured Florida Premium Income Municipal Fund	250	2,618
	Nuveen Insured Municipal Opportunity Fund, Inc.	2,850	31,977
	Nuveen Insured New York Premium Income Municipal Fund	1,200	12,696
	Nuveen Insured Premium Income Municipal Fund (b)	1,973	18,803
	Nuveen Maryland Premium Income Municipal Fund	1,500	16,335
	Nuveen Michigan Premium Income Municipal Fund	292	3,005
	Nuveen Michigan Quality Income Municipal Fund	5,250	55,860
	Nuveen New York Dividend Advantage Municipal Fund	560	5,858
	Nuveen New York Dividend Advantage Municipal Fund II	652	6,813
	Nuveen Pennsylvania Premium Income Municipal Fund II (b)	3,614	33,791
	Nuveen Performance Plus Municipal Fund (b)	2,821	32,441
	Nuveen Premier Insured Municipal Income Fund, Inc. (b)	2,231	24,965
	Nuveen Premium Income Municipal Fund II	1,400	14,392
	Putnam Managed Municipal Income Trust	7,625	43,463
	Putnam Municipal Opportunities Trust	4,755	44,364
	Western Asset Intermediate Municipal Fund, Inc. (b)	3,295	26,360
	Western Asset Municipal Partners Fund, Inc. (b)	6,611	65,978

			1,707,866

6.67%	Taxable Fixed Income Closed-End Funds
	BlackRock Global Floating Rate Income Trust Fund	900	8,667
	BlackRock Income Trust (b)	8,666	47,576
	BlackRock Limited Duration Income Trust	800	9,088
	BlackRock Senior High Income Fund, Inc.	2,537	7,230
	BlackRock Strategic Bond Trust	1,020	9,098
	Dreyfus High Yield Strategies Fund	3,200	7,968
	DWS Multi-Market Income Trust	2,670	15,860
	DWS Strategic Income Trust	755	5,889
	Eaton Vance Short Duration Diversified Income Fund	1,035	13,062
	Evergreen Multi-Sector Income Fund	530	6,190
	First Trust/Four Corners Senior Floating Rate Income Fund II	1,050	8,873
	Franklin Templeton Limited Duration Income Trust	1,055	8,440
	Global Income & Currency Fund	195	2,814
	ING Prime Rate Trust	1,420	5,382
	LMP Corporate Loan Fund, Inc. (b)	2,020	13,978
	MFS Charter Income Trust	1,910	13,618
	MFS InterMarket Income Trust I	1,130	7,379
	MFS Intermediate Income Trust (b)	4,833	28,611
	MFS Multimarket Income Trust	3,110	14,617

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008
% of
Net Assets	Description	Shares	Value

	Taxable Fixed Income Closed-End Funds (Continued)
	Morgan Stanley Emerging Markets Debt Fund, Inc.	550	$3,691
	Morgan Stanley Global Opportunity Bond Fund, Inc.	2,758	12,163
	Nuveen Global Government Enhanced Income Fund	175	2,634
	Nuveen Multi-Strategy Income & Growth Fund	1,700	8,415
	Nuveen Multi-Strategy Income & Growth Fund II (b)	3,325	16,625
	Transamerica Income Shares, Inc.	175	2,748
	Western Asset High Income Opportunity Fund, Inc.	2,700	10,908
	Western Asset/Claymore Inflation-Linked Securities & Income Fund	1,151	11,441

			302,965

1.43%	Taxable Fixed Income Exchange Traded Fund
	iShares S&P U.S. Preferred Stock Index Fund, 0.020%,	2,205	64,827

	Total Exchange Traded/closed-end Funds
	(Cost $2,237,439)		2,075,658

		Contracts

0.56%	PURCHASED OPTIONS (c)
	CBOE SPX Volatility Index:
	11/19/2008, Call @ $55	25	15,500
	11/19/2008, Call @ $60	21	9,870

	Total Purchased Options
	(Cost $20,258)		25,370

		Shares

3.87%	SHORT-TERM INVESTMENT
	Dreyfus Tax Exempt Cash Management Fund, 2.36% (d)	175,539	175,539

	Total Short-Term Investment
	(Cost $175,539)		175,539

115.86%	Total Investments
	(Cost $5,397,274)		5,261,701

(15.86)%	Net other assets (liabilities)		(720,105)

100.00%	NET ASSETS		$4,541,596

(a)	All or a portion of the security is pledged as collateral for securities sold short.
(b)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(c)	Non-income producing securities.
(d)	Rate represents effective yield.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CBOE	Chicago Board Options Exchange
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Financial Security Assurance
GO	General Obligation
MBIA	Insured by Municipal Bond Insurance Organization Association
SPX	S&P 500 Index

		Shares	Value

5.11%	EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
	iShares Lehman 20+ Year Treasury Bond Fund	1,205	$111,812
	iShares Lehman Aggregate Bond Fund	1,252	120,417

	Total Exchange Traded/Closed-End Funds Sold Short
	(Proceeds $236,300)		$232,229

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Continued)	October 31, 2008
% of
Net Assets	Description		Principal	Value

11.26%	U.S. TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Note, 2.875%, 06/30/2010		$500,000	$511,602

	Total U.S. Treasury Securities Sold Short
	(Proceeds $500,744)			$511,602

			Notional	Unrealized
		Contracts	Value	Gain/(Loss)

	FUTURES CONTRACTS PURCHASED
	90 Day Eurodollar, expires 11/17/2008	4	$976,200	$12,521
	90 Day Eurodollar, expires 12/15/2008	5	1,221,938	3,174

				15,695

	FUTURES CONTRACTS SOLD SHORT
	U.S. 2 Year Note, expires 12/31/2008	1	214,828	(1,986)
	U.S. 5 Year Note, expires 12/31/2008	2	226,516	(1,442)
	U.S. 10 Year Note, expires 12/19/2008	2	226,156	6,105
	U.S. Long Bond, expires 12/19/2008	1	113,125	4,014

				6,691

	Total			$22,386

	Notional	Buy/Sell	Pay/Receive	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain/(Loss)

CREDIT DEFAULT SWAP
ABX Home Equity AA Index,
Series 2007-1	$20,000	Sell	0.150%	08/25/2037	$(2,803)
CDX North American Index
High Yield, Series 11	300,000	Sell	1.500%	12/20/2013	(729)
CMBX North American AAA
Index	160,000	Sell	0.350%	02/15/2049	(6,533)

					$(10,065)

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
 October 31, 2008

	YieldQuest Core Equity Fund	YieldQuest Total Return Bond Fund	YieldQuest Tax-Exempt Bond Fund
Assets:
Investments, at cost	$14,123,896	$258,337,089	$132,170,868

Investments in securities, at value	$13,846,020	$214,599,934	$120,146,141
Cash	484,494	29,291	—
Cash held as collateral	1,142,555	4,149,892	2,410,063
Foreign currency, at value (Cost $124,125, $880, and
$5,588 respectively)	122,286	768	4,918
Unrealized gain on forward foreign exchange contracts	11,483	723,892	10,844
Receivable for securities sold	—	1,605,325	293,624
Interest and dividends receivable	5,293	1,647,406	1,276,298
Receivable due from investment advisor, net	1,205	—	—
Receivable for fund shares sold	22,977	62,102	902,809
Variation margin on futures contracts	53,566	232,578	288,466
Prepaid expenses and other assets	26,489	35,558	29,002

Total Assets	15,716,368	223,086,746	125,362,165

Liabilities:
Payable to Custodian	—	—	290,024
Payable for securities purchased	89,276	85,290	—
Unrealized loss on credit default swap agreements	49,042	1,130,221	388,636
Credit default swap cost	265,951	4,444,146	1,458,112
Payable for fund shares redeemed	—	1,032,492	59,683
Payable for interest and dividends on securities sold short	22,313	242,084	228,234
Securities sold short, at value (proceeds $4,158,459,
$23,493,341 and $19,033,523, respectively)	2,389,815	23,826,279	19,390,309
Accrued expenses and other payables:
Investment advisor	—	25,960	10,706
Distribution and service fees - Investor Class	31	1,312	87
Other accrued expenses	16,811	41,062	27,325

Total Liabilities	2,833,239	30,828,846	21,853,116

Net Assets	$12,883,129	$192,257,900	$103,509,049

Net Assets Consist of:
Paid capital	23,348,263	275,789,308	135,342,027
Undistributed net investment income (loss)	997,570	1,337,110	255,629
Accumulated net realized loss on investments,
short positions, swaps, futures, written options, forwards
and foreign currency transactions	(13,313,706)	(41,345,339)	(20,475,074)
Net unrealized appreciation (depreciation) on investments,
short positions, swaps, futures, written options, forward
foreign currency contracts and translation of assets
and liabilities denominated in foreign currency	1,851,002	(43,523,179)	(11,613,533)

Net Assets	$12,883,129	$192,257,900	$103,509,049

Net Assets
Institutional Class	$12,763,030	$186,944,357	$103,196,122
Investor Class	120,099	5,313,543	312,927

Total	$12,883,129	$192,257,900	$103,509,049

Shares of Beneficial Interest Outstanding (unlimited
number authorized, no par value)
Institutional Class	1,996,731	24,588,719	12,140,394
Investor Class	18,833	699,453	36,750

Total	2,015,564	25,288,172	12,177,144

Net Asset Value, Offering & Redemption Price Per share
(Net Assets Divided by shares outstanding)
Institutional Class	$6.39	$7.60	$8.50

Investor Class	$6.38	$7.60	$8.52

See accompanying notes to financial statements.
54

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
 October 31, 2008

	YieldQuest Flexible Income Fund	YieldQuest Low Duration Bond Fund	YieldQuest Low Duration Tax-Exempt Bond Fund
Assets:
Investments, at cost	$29,187,455	$5,144,079	$5,397,274

Investments in securities, at value	$22,359,317	$4,928,302	$5,261,701
Cash held as collateral	640,742	45,622	18,480
Foreign currency, at value (Cost $51, $23,632 and $0,
respectively)	43	19,768	—
Unrealized gain on forward foreign exchange contracts	60,481	32,164	—
Receivable for securities sold	550,697	148,689	11,276
Interest and dividends receivable	152,151	31,422	49,650
Receivable due from investment advisor, net	2,370	950	263
Variation margin on futures contracts	41,678	9,484	5,256
Prepaid expenses and other assets	27,179	14,584	10,557

Total Assets	23,834,658	5,230,985	5,357,183

Liabilities:
Payable to Custodian	34,092	4,090	3,085
Payable for securities purchased	27,817	17,153	—
Unrealized loss on forward foreign exchange contracts	483,608	—	—
Unrealized loss on credit default swap agreements	263,777	35,282	10,065
Credit default swap cost	919,601	127,450	35,287
Payable for interest and dividends on securities sold short	45,816	103	8,548
Securities sold short, at value (proceeds $4,100,923, $0
and $737,044 respectively)	4,174,717	—	743,831
Accrued expenses and other payables:
Distribution and service fees - Investor Class	62	—	—
Other accrued expenses	10,595	14,556	14,771

Total Liabilities	5,960,085	198,634	815,587

Net Assets	$17,874,573	$5,032,351	$4,541,596

Net Assets Consist of:
Paid capital	33,049,695	6,886,731	5,005,297
Undistributed net investment income (loss)	77,076	(1,779)	4,376
Accumulated net realized loss on investments,
short positions, swaps, futures, written options, forwards
and foreign currency transactions	(7,829,553)	(1,649,628)	(338,038)
Net unrealized appreciation (depreciation) on investments,
short positions, swaps, futures, written options, forward
foreign currency contracts and translation of assets
and liabilities denominated in foreign currency	(7,422,645)	(202,973)	(130,039)

Net Assets	$17,874,573	$5,032,351	$4,541,596

Net Assets
Institutional Class	$17,643,612	$5,032,351	$4,541,596
Investor Class	230,961	—	—

Total	$17,874,573	$5,032,351	$4,541,596

Shares of Beneficial Interest Outstanding (unlimited
number authorized, no par value)
Institutional Class	3,094,060	577,892	486,402
Investor Class	40,449	—	—

Total	3,134,509	577,892	486,402

Net Asset Value, Offering & Redemption Price Per
share (Net Assets Divided by shares outstanding)
Institutional Class	$5.70	$8.71	$9.34

Investor Class	$5.71

See accompanying notes to financial statements.
55

STATEMENTS OF OPERATIONS
 For the Year Ended October 31, 2008

	YieldQuest Core Equity Fund	YieldQuest Total Return Bond Fund	YieldQuest Tax-Exempt Bond Fund
Investment Income:
Dividend income	$1,464,543	$15,207,440	$5,155,945
Interest income	7,563	6,742,686	3,650,038
Less: Foreign withholding taxes	(947)	(11,213)	(1,803)

Total Investment Income	1,471,159	21,938,913	8,804,180

Operating Expenses:
Investment advisory fees	225,054	1,581,867	887,513
Administration fees	11,758	143,873	84,804
Distribution and Service fees - Investor Class	176	5,090	618
Fund accounting fees	13,826	54,180	37,790
Custodian fees	34,818	73,018	47,562
Transfer agent fees	18,332	30,348	18,798
Trustees’ fees	1,087	35,023	17,656
Compliance service fees	1,702	20,177	11,215
Registration fees	15,042	46,848	40,658
Audit fees	1,740	87,136	47,232
Legal fees	9,978	93,944	98,776
Printing and mailing expenses	2,646	39,252	25,848
Interest and dividend expense for securities sold short	314,471	1,604,944	1,217,865
Other expenses	3,019	41,122	26,097

Total Operating Expenses	653,649	3,856,822	2,562,432
Less: Expenses waived and reimbursed	(68,701)	(109,585)	(157,375)

Net Operating Expenses	584,948	3,747,237	2,405,057

Net Investment Income	886,211	18,191,676	6,399,123

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Security transactions	(11,641,152)	(20,752,082)	(10,951,393)
Futures contracts	(3,332,116)	(6,041,963)	(4,093,181)
Securities sold short	1,146,834	(803,344)	(882,693)
Distributions of realized gains from other
investment companies	918,460	1,300,704	294,840
Swap agreements	2,128	(758,776)	(251,430)
Forward and foreign currency transactions	10,568	3,083,611	262,818
Written option transactions	—	35,279	12,320

Net realized gain (loss)	(12,895,278)	(23,936,571)	(15,608,719)

Net change in unrealized appreciation (depreciation) on:
Security transactions	(3,846,959)	(43,440,317)	(10,255,990)
Futures contracts	360,728	860,078	1,328,740
Securities sold short	1,818,407	310,476	(213,755)
Swap agreements	(118,423)	(2,172,050)	(465,078)
Forward currency contracts	11,483	1,960,574	171,506
Translation of assets and liabilities in foreign currencies	47,180	1,585,177	88,001

Net change in unrealized appreciation (depreciation)	(1,727,584)	(40,896,062)	(9,346,576)

Net Realized and Unrealized (Loss)	(14,622,862)	(64,832,633)	(24,955,295)

Net Decrease in Net Assets Resulting From Operations	$(13,736,651)	$(46,640,957)	$(18,556,172)

See accompanying notes to financial statements.
56

STATEMENTS OF OPERATIONS (Continued)
 For the Year Ended October 31, 2008

	YieldQuest Flexible Income Fund	YieldQuest Low Duration Bond Fund	YieldQuest Low Duration Tax-Exempt Bond Fund
Investment Income:
Dividend income	$2,305,164	$451,647	$156,891
Interest income	534,766	233,905	86,416
Less: Foreign withholding taxes	—	(481)	—

Total Investment Income	2,839,930	685,071	243,307

Operating Expenses:
Investment advisory fees	238,430	49,190	26,767
Administration fees	12,651	3,732	1,404
Distribution and Service fees - Investor Class	502	—	—
Fund accounting fees	16,667	10,644	5,393
Custodian fees	22,858	14,526	18,693
Transfer agent fees	20,446	14,166	12,281
Trustees’ fees	3,375	1,193	468
Compliance service fees	1,992	778	386
Registration fees	29,498	22,878	20,256
Audit fees	6,758	2,886	1,224
Legal fees	5,619	4,351	2,562
Printing and mailing expenses	1,928	1,650	845
Interest and dividend expense for securities sold short	135,470	12,398	18,852
Other expenses	10,520	1,620	922

Total Operating Expenses	506,714	140,012	110,053
Less: Expenses waived and reimbursed	(68,963)	(56,551)	(52,460)

Net Operating Expenses	437,751	83,461	57,593

Net Investment Income	2,402,179	601,610	185,714

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Security transactions	(4,922,731)	(1,349,987)	(175,494)
Futures contracts	(1,475,481)	(232,738)	(134,204)
Securities sold short	(12,351)	1,235	(7,096)
Distributions of realized gains from other investment
companies	58,169	5,899	892
Swap agreements	(153,677)	(19,825)	(5,647)
Forward and foreign currency transactions	(1,156,483)	(6,342)	1,461
Written option transactions	1,253	784	60

Net realized gain (loss)	(7,661,301)	(1,600,974)	(320,028)

Net change in unrealized appreciation (depreciation) on:
Security transactions	(6,976,828)	(223,049)	(146,268)
Futures contracts	177,411	27,373	25,266
Securities sold short	(36,617)	5,276	(6,787)
Swap agreements	(288,366)	(53,239)	(10,065)
Forward currency contracts	(441,886)	47,213	—
Translation of assets and liabilities in foreign currencies	18,385	7,953	—

Net change in unrealized appreciation (depreciation)	(7,547,901)	(188,473)	(137,854)

Net Realized and Unrealized (Loss)	(15,209,202)	(1,789,447)	(457,882)

Net Decrease in Net Assets Resulting From Operations	$(12,807,023)	$(1,187,837)	$(272,168)

See accompanying notes to financial statements.
57

STATEMENTS OF CHANGES IN NET ASSETS

	YieldQuest Core Equity Fund		YieldQuest Total Return Bond Fund

	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2008	Year Ended October 31, 2007
Operations:
Net investment income	$886,211	$528,788	$18,191,676	$15,281,647
Net realized gain (loss) from investments,
futures contracts, securities sold short, swaps,
forward and foreign currency transactions
and written options	(12,895,278)	54,674	(23,936,571)	(16,551,190)
Net change in unrealized appreciation
(depreciation) on investments, futures contracts,
securities sold short, swaps, forward currency
contracts and translation of assets and liabilities
in foreign currency	(1,727,584)	2,631,208	(40,896,062)	(4,751,061)

Change in Net Assets Resulting From
Operations	(13,736,651)	3,214,670	(46,640,957)	(6,020,604)

Distributions to Shareholders:
From net investment income:
Institutional Class	(679,745)	(269,413)	(18,945,143)	(13,779,524)
Investor Class	—	—	(129,366)	—

Total Distributions to Shareholders	(679,745)	(269,413)	(19,074,509)	(13,779,524)

Share Transactions of Beneficial Interest:

Institutional Class
Net proceeds from shares sold	9,239,626	8,222,446	109,853,507	267,367,162
Reinvestment of distributions	678,660	268,712	18,893,675	13,647,410
Redemption fee proceeds	—	963	—	12,937
Cost of shares redeemed	(8,167,228)	(4,849,248)	(205,286,839)	(70,970,330)

Total Institutional Class	1,751,058	3,642,873	(76,539,657)	210,057,179

Investor Class
Net proceeds from shares sold	274,895	—	7,284,473	—
Reinvestment of distributions	—	—	125,608	—
Cost of shares redeemed	(96,469)	—	(1,393,078)	—

Total Investor Class	178,426	—	6,017,003	—

Change in Net Assets From Share Transactions
of Beneficial Interest	1,929,484	3,642,873	(70,522,654)	210,057,179

Change in Net Assets	(12,486,912)	6,588,130	(136,238,120)	190,257,051

Net Assets:
Beginning of period	25,370,041	18,781,911	328,496,020	138,238,969
End of period	$12,883,129	$25,370,041	$192,257,900	$328,496,020

Undistributed net investment income (loss)	$997,570	$410,685	$1,337,110	$(172,224)

Share Transactions:
Institutional Class
Issued	937,924	694,143	11,767,763	25,559,666
Reinvested	56,744	23,046	2,066,662	1,320,696
Redeemed	(966,490)	(402,595)	(22,314,669)	(6,968,809)

Total Institutional Class Shares	28,178	314,594	(8,480,244)	19,911,553

Investor Class
Issued	28,679	—	864,290	—
Reinvested	—	—	15,054	—
Redeemed	(9,846)	—	(179,891)	—

Total Investor Class Shares	18,833	—	699,453	—

Change in Shares	47,011	314,594	(7,780,791)	19,911,553

See accompanying notes to financial statements.
58

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	YieldQuest Tax-Exempt Bond Fund		YieldQuest Flexible Income Fund

	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2008	Period Ended October 31, 2007(a)
Operations:
Net investment income	$6,399,123	$5,853,808	$2,402,179	$188,478
Net realized loss from investments,
futures contracts, securities sold short, swaps,
forward and foreign currency transactions and
written options	(15,608,719)	(4,090,086)	(7,661,301)	(85,082)
Net change in unrealized appreciation
(depreciation) on investments, futures contracts,
securities sold short, swaps, forward currency
contracts and translation of assets and liabilities
in foreign currency	(9,346,576)	(3,811,437)	(7,547,901)	125,256

Change in Net Assets Resulting From
Operations	(18,556,172)	(2,047,715)	(12,807,023)	228,652

Distributions to Shareholders:
From net investment income:
Institutional Class	(6,649,713)	(5,770,068)	(2,415,299)	(171,057)
Investor Class	(7,261)	—	(12,279)	—

Total Distributions to Shareholders	(6,656,974)	(5,770,068)	(2,427,578)	(171,057)

Share Transactions of Beneficial Interest:
Institutional Class
Net proceeds from shares sold	100,895,800	138,743,711	31,936,821	14,704,070
Reinvestment of distributions	6,627,915	5,752,586	2,409,966	171,057
Redemption fee proceeds	—	11,238	—	—
Cost of shares redeemed	(170,161,549)	(31,882,581)	(16,181,093)	(352,819)

Total Institutional Class	(62,637,834)	112,624,954	18,165,694	14,522,308

Investor Class
Net proceeds from shares sold	370,394	—	583,621	—
Reinvestment of distributions	7,242	—	11,387	—
Cost of shares redeemed	(24,120)	—	(231,431)	—

Total Investor Class	353,516	—	363,577	—

Change in Net Assets From Share Transactions
of Beneficial Interest	(62,284,318)	112,624,954	18,529,271	14,522,308

Change in Net Assets	(87,497,464)	104,807,171	3,294,670	14,579,903

Net Assets:
Beginning of period	191,006,513	86,199,342	14,579,903	—
End of period	$103,509,049	$191,006,513	$17,874,573	$14,579,903

Undistributed net investment income	$255,629	$230,488	$77,076	$44,219

Share Transactions:
Institutional Class
Issued	10,279,698	13,254,349	3,319,532	1,480,378
Reinvested	690,501	552,448	275,951	17,092
Redeemed	(17,754,421)	(3,066,858)	(1,962,317)	(36,576)

Total Institutional Class Shares	(6,784,222)	10,739,939	1,633,166	1,460,894

Investor Class
Issued	38,578	—	65,302	—
Reinvested	779	—	1,432	—
Redeemed	(2,607)	—	(26,285)	—

Total Investor Class Shares	36,750	—	40,449	—

Change in Shares	(6,747,472)	10,739,939	1,673,615	1,460,894

(a)	Commenced operations on June 11, 2007.

See accompanying notes to financial statements.
59

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	YieldQuest Low Duration Bond Fund		YieldQuest Low Duration Tax-Exempt Bond Fund

	Year Ended October 31, 2008	Period Ended October 31, 2007(a)	Year Ended October 31, 2008	Period Ended October 31, 2007(a)
Operations:
Net investment income	$601,610	$115,717	$185,714	$16,244
Net realized loss from investments,
futures contracts, securities sold short,
swaps, forward and foreign currency
transactions and written options	(1,600,974)	(125,340)	(320,028)	(14,737)
Net change in unrealized appreciation
(depreciation) on investments,
futures contracts, securities sold short,
swaps, forward currency contracts and
translation of assets and liabilities in
foreign currency	(188,473)	(14,500)	(137,854)	7,815

Change in Net Assets Resulting From
Operations	(1,187,837)	(24,123)	(272,168)	9,322

Distributions to Shareholders:
From net investment income:
Institutional Class	(532,315)	(110,675)	(185,279)	(15,576)
Investor Class	—	—	—	—
From paid in capital
Institutional Class	(44,105)	—	—	—

Total Distributions to Shareholders	(576,420)	(110,675)	(185,279)	(15,576)

Share Transactions of Beneficial Interest:

Institutional Class
Net proceeds from shares sold	10,533,072	8,868,247	11,716,237	1,680,866
Reinvestment of distributions	572,633	110,675	183,242	15,576
Redemption fee proceeds	—	—	—	—
Cost of shares redeemed	(12,507,012)	(646,209)	(8,224,445)	(366,179)

Total Institutional Class	(1,401,307)	8,332,713	3,675,034	1,330,263

Change in Net Assets From Share Transactions
of Beneficial Interest	(1,401,307)	8,332,713	3,675,034	1,330,263

Change in Net Assets	(3,165,564)	8,197,915	3,217,587	1,324,009

Net Assets:
Beginning of period	8,197,915	—	1,324,009	—
End of period	$5,032,351	$8,197,915	$4,541,596	$1,324,009

Undistributed net investment income (loss)	$(1,779)	$(2,858)	$4,376	$668

Share Transactions:
Institutional Class
Issued	1,080,251	879,828	1,172,566	166,837
Reinvested	59,426	11,046	18,447	1,544
Redeemed	(1,387,983)	(64,676)	(836,627)	(36,365)

Total Institutional Class Shares	(248,306)	826,198	354,386	132,016

Change in Shares	(248,306)	826,198	354,386	132,016

(a)	Commenced operations on June 11, 2007.

See accompanying notes to financial statements.
60

NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION
YieldQuest Funds Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “Act”). The Trust was organized as a Delaware business trust on June 27, 2005 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one series and classes. These notes to financial statements relate to the six portfolios of the Trust (individually referred to as “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
YieldQuest Core Equity Fund [1] (“Core Equity Fund”)	diversified	Long-term capital appreciation and, secondarily, income
YieldQuest Total Return Bond Fund [1] (“Total Return Bond Fund”)	diversified	Total return, comprised of both income and capital appreciation
YieldQuest Tax-Exempt Bond Fund [1] (“Tax-Exempt Bond Fund”)	diversified	Maximize current tax-exempt income
YieldQuest Flexible Income Fund [2] (“Flexible Income Fund”)	diversified	Total return, comprised of both income and capital appreciation
YieldQuest Low Duration Bond Fund [2] (“Low Duration Bond Fund”)	diversified	Total return, comprised of both income and capital appreciation
YieldQuest Low Duration Tax-Exempt Bond Fund [2] (“Low Duration Tax-Exempt Bond Fund”)	diversified	Total return, comprised of both income and capital appreciation

1 Commenced operations on November 1, 2005.
2 Commenced operations on June 11, 2007.

The Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund and Flexible Income Fund each offer two classes of shares: Institutional Class Shares and Investor Class Shares. The Low Duration Bond Fund and Low Duration Tax-Exempt Bond Fund offer Institutional Class Shares only. Each class of shares has identical rights and privileges except with respect to shareholder servicing and administrative service fees, which are paid only by the Investor Share Class. The Investor Class Shares commenced operations on February 28, 2008.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are designed to be in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the period. Actual results could differ from these estimates.

Security Valuation - Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales prices are reported, based on the quotes obtained from a quotation reporting system, established market makers, or pricing services. NASDAQ traded securities are valued at the NASDAQ Official Closing Price. Certain securities or investments for which daily market quotations are not readily available may be valued by YieldQuest Advisors, LLC (the “Advisor”), pursuant to guidelines established by the Board of Trustees of the Trust (the “Board”). Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange-traded options, futures contracts and options on futures contracts are valued at the settlement price determined by the applicable exchange. Securities for which market quotes are not readily available are valued at a fair value as determined in good faith by the Advisor. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from independent pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at a fair value as determined in good faith by the Advisor, according to procedures approved by the Board. Fair value pricing may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE close. Fair

NOTES TO FINANCIAL STATEMENTS (Continued)

value pricing requires subjective determinations about the value of a security. The Valuation Committee of the Board acts as a liaison between the full Board and the Advisor, with respect to the fair value pricing of securities held in the Funds’ portfolios. The Valuation Committee is responsible for reviewing and approving the Advisor’s pricing methodology for any security that is fair value priced.

As a general principle, a “fair value” of a security is an amount that a Fund might reasonably expect to realize upon its current sale. There is no single standard for determining a fair value of a security. Rather, in determining a fair value of a security, the Advisor may take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine a fair value of the security; (iv) the recommendation of the Portfolio Manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which a fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor, and (vii) the liquidity or illiquidity of the market for the security.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standard (“SFAS”) No. 157, “Fair Value Measurement”. This standard establishes a single authoritative definition of fair value and sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No.157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on each Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on each Fund’s financial statements and related disclosures.

Investment Transactions and Investment Income - Investment transactions are recorded no later than one business day after trade date throughout the period. For financial reporting purposes, investment transactions are recorded on trade dates on the last business day of the reporting period. In determining net realized gain or loss from the sale of securities, the cost of securities sold is determined on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses - Expenses of the Trust which can be directly attributed to a Fund are charged to that Fund. Expenses which are not attributed to a specific Fund are allocated among the Funds in proportion to each Fund’s relative net assets or other manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.

Federal Income Taxes - It is the Trust’s policy to comply with Subchapter M provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and any realized capital gains to its shareholders. Accordingly, no federal income tax provision is required. Each Fund is treated as a separate taxpayer for federal income tax purposes.

Effective April 30, 2008, the Funds adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for the Uncertainty of Income Taxes. ”FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained

NOTES TO FINANCIAL STATEMENTS (Continued)

by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Funds’ financial statements for all open tax years (tax years ending October 31, 2006 through October 31, 2008). The adoption of FIN 48 requires ongoing monitoring and analysis. Future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

Dividends and Distributions - The Core Equity Fund will pay dividends from net investment income, if any, on an annual basis and will declare and pay distributions from net realized capital gains, if any, at least annually. The Total Return Bond Fund, Tax-Exempt Bond Fund, Flexible Income Fund, Low Duration Bond Fund and Low Duration Tax-Exempt Bond Fund will pay dividends from net investment income on a monthly basis and will declare and pay distributions from net realized capital gains, if any, at least annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclassification of market discounts, net operating loss, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g. wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Foreign Currency Translations - Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

Foreign Currency Contracts - The Funds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Fluctuations in the value of the forward contracts are recorded as unrealized gains or losses by the Funds. The gains or losses realized upon the closing of such contracts are included in the Statement of Operations. The use of forward currency contracts by a Fund involves risks including the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The market value of securities segregated for foreign currency contracts at October 31, 2008 is as follows:

YieldQuest Total Return Bond Fund	$579,686
YieldQuest Tax-Exempt Bond Fund	262,782
YieldQuest Flexible Income Fund	83,600
YieldQuest Low Duration Bond Fund	51,053

At October 31, 2008, the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, Flexible Income Fund, Low Duration Bond Fund and Low Duration Tax-Exempt Bond Fund had open forward foreign currency contracts. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements were as follows:

CORE EQUITY FUND

	Local	Market	Settlement	Unrealized
Foreign Currency	Currency	Value	Date	Gain

To Sell:
Japanese Yen	19,551,000	$198,517	11/07/08	$11,483

Total Net Unrealized Gain on open Forward Foreign Currency Contracts				$11,483

NOTES TO FINANCIAL STATEMENTS (Continued)

TOTAL RETURN BOND FUND

	Local	Market	Settlement	Unrealized
Foreign Currency	Currency	Value	Date	Gain

To Buy:
European Euro	2,794,579	$3,560,864	11/07/08	$83,011

				83,011

To Sell:
Canadian Dollar	1,734,936	1,439,312	11/07/08	74,594
European Euro	2,794,579	3,560,864	11/07/08	252,618
British Sterling Pound	1,684,320	2,709,478	11/07/08	188,564
New Zealand Dollar	3,892,157	2,264,679	11/07/08	125,105

				640,881

Total Net Unrealized Gain on open Forward Foreign Currency Contracts				$723,892

TAX-EXEMPT BOND FUND

	Local	Market	Settlement	Unrealized
Foreign Currency	Currency	Value	Date	Gain

To Sell:
British Sterling Pound	$96,865	$155,821	11/07/08	$10,844

Total Net Unrealized Gain on open Forward Foreign Currency Contracts				$10,844

FLEXIBLE INCOME FUND

	Local	Market	Settlement	Unrealized
Foreign Currency	Currency	Value	Date	Gain (Loss)

To Buy:
Australia Dollar	2,024,906	$1,344,705	11/07/08	$(72,729)
Brazilian Real	1,524,540	701,670	11/07/08	3,940
Canadian Dollar	1,575,354	1,306,921	11/07/08	(54,086)
European Euro	157,104	200,183	11/07/08	(1,618)
South Korea Won	562,272,600	436,101	11/07/08	19,603
Mexican Peso	9,637,335	747,388	11/07/08	(26,695)
New Zealand Dollar	2,360,990	1,373,759	11/07/08	(75,889)
Singapore Dollar	619,504	417,819	11/07/08	(3,612)
Icelandic Krona	94,634,900	784,798	10/10/08	(245,377)

				(456,463)

To Sell:
Australia Dollar	1,097,155	728,602	11/07/08	(3,602)
Brazilian Real	1,524,540	701,670	11/07/08	1,207
European Euro	157,104	200,183	11/07/08	14,202
Mexican Peso	9,637,335	747,388	11/07/08	4,941
New Zealand Dollar	1,312,027	763,412	11/07/08	16,588

				33,336

Total Net Unrealized Gain (Loss) on open Forward Foreign Currency Contracts				$(423,127)

NOTES TO FINANCIAL STATEMENTS (Continued)

LOW DURATION BOND FUND

	Local	Market	Settlement	Unrealized
Foreign Currency	Currency	Value	Date	Gain

To Buy:
Australia Dollar	134,156	$89,091	11/07/08	$4,707
European Euro	114,812	146,294	11/07/08	2,530
British Sterling Pound	50,000	80,432	11/07/08	2,082

				9,319

To Sell:
Australia Dollar	134,156	89,091	11/07/08	4,819
Canadian Dollar	28,727	23,832	11/07/08	1,235
European Euro	114,812	146,294	11/07/08	10,378
British Sterling Pound	57,287	92,154	11/07/08	6,413

				22,845

Total Net Unrealized Gain on open Forward Foreign Currency Contracts				$32,164

Futures Contracts - Each Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, a Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects a Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects a Fund to unlimited risk of loss. Cash segregated for futures is shown in the Statement of Assets and Liabilities as cash held as collateral. The market value of securities segregated for futures at October 31, 2008 is as follows:

YieldQuest Total Return Bond Fund	$85,078,154
YieldQuest Tax-Exempt Bond Fund	59,967,990
YieldQuest Flexible Income Fund	6,747,506
YieldQuest Low Duration Bond Fund	2,168,384
YieldQuest Low Duration Tax-Exempt Bond Fund	1,626,151

Option Contracts - The Funds may write or purchase option contracts. These transactions are used to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation). The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Fund contracts with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the applicable Fund bears the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the financial statements.

NOTES TO FINANCIAL STATEMENTS (Continued)

The number of option contracts written and the premiums received during the year ended October 31, 2008, were as follows:

	YieldQuest		YieldQuest		YieldQuest
	Total Return Bond Fund		Tax-Exempt Bond Fund		Flexible Income Fund

	Number of	Premiums	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received	Contracts	Received

Options outstanding, beginning of period	—	$—	—	$—	—	$—
Options written during period	630	88,199	220	30,800	23	3,220
Options closed during period	(630)	(88,199)	(220)	(30,800)	(23)	(3,220)

Options outstanding, end of period	—	$—	—	$—	—	$—

	YieldQuest		YieldQuest
	Low Duration		Tax-Exempt Low Duration
	Bond Fund		Bond Fund

	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding, beginning of period	—	$—	—	$—
Options written during period	14	1,960	1	140
Options closed during period	(14)	(1,960)	(1)	(140)

Options outstanding, end of period	—	$—	—	$—

Swap Agreements - Each Fund may enter into swap agreements for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The value of swap agreements are equal to the Fund’s obligation (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the position held by each party to the agreements. A Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to that Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on that Fund’s books and records.

Each Fund may enter into credit default swaps (“CDS”), bilateral financial contracts that transfer the credit risk of a third party reference entity or a group of entities from one party to another. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a predetermined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a default debt obligation. CDS are marked-to-market daily based on the mean of bid and asked quotes as obtained from multiple dealers, and changes in value, as well as the accrual of the periodic coupon payments, are recorded as “unrealized gain or loss on credit default swap agreements”. Gains or losses on swap agreements are realized upon termination of the swap contract and the periodic coupon payments. In addition to being exposed to the credit risk of the underlying reference entity, CDS are subject to counterparty risk, market risk and interest rate risk. CDS utilized by the Funds may not perform as expected or in a manner similar to the high-yield bond markets. A Fund will enter into CDS only with counterparties that the Advisor reasonably believes are capable of performing under the CDS. Cash segregated for CDS is shown in the Statement of Assets and Liabilities as cash held as collateral.

NOTES TO FINANCIAL STATEMENTS (Continued)

Short Sales - Each Fund may make short sales as part of its overall portfolio management strategy or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner. Cash segregated for short sales is shown in the Statement of Assets and Liabilities as cash held as collateral. The market value of securities segregated for short sales at October 31, 2008 is as follows:

YieldQuest Core Equity Fund	$6,928,095
YieldQuest Total Return Bond Fund	40,811,070
YieldQuest Tax-Exempt Bond Fund	30,857,487
YieldQuest Flexible Income Fund	9,407,845
YieldQuest Low Duration Tax-Exempt Bond Fund	1,539,745

NOTE 3. INVESTMENT ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS
The Trust has entered into an investment advisory agreement with the Advisor on behalf of each Fund. The Advisor has overall supervisory responsibility for the general management and investment of each Fund and its securities portfolio, subject to the authority of the Board. The following table sets forth the annual investment advisory fee rates payable by each Fund to the Advisor pursuant to the investment advisory agreement, expressed as a percentage of the Fund’s average daily net assets, along with the investment advisory fees earned during the year ended October 31, 2008.

	Investment	Investment	Investment
	Advisory	Advisory	Advisory
	Fee Rate	Fees Earned*	Fees Paid**

Core Equity Fund	0.99%	$225,054	$156,353
Total Return Bond Fund	0.59%	1,581,867	1,472,282
Tax-Exempt Bond Fund	0.59%	887,513	730,138
Flexible Income Fund	0.75%	238,430	169,467
Low Duration Bond Fund	0.45%	49,190	—
Low Duration Tax-Exempt Bond Fund	0.45%	26,767	—

*	These figures represent the investment advisory fees accrued, excluding the effects of any fee waivers/reimbursements.
**	Net of fees waived/expenses of the Funds reimbursed by the Advisor.

The Advisor has contractually agreed to waive its investment advisory fees and/or make payments to limit certain Fund operating expenses, other than brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short, if any), 12b-1 expenses, administration expense, taxes, indirect expenses of investing in other investment companies and extraordinary or non-recurring expenses, to the amount described below under “Expense Limitation”, until October 31, 2009. The expense limitations, expressed as a percentage of each Fund’s average daily net assets, along with the actual investment advisory fee waivers and expense reimbursements for the year ended October 31, 2008, are disclosed in the following table:

		Investment
		Advisory Fee
	Expense	Waivers/
	Limitation	Reimbursements

Core Equity Fund
Institutional Class	1.19%	$68,518
Investor Class	1.19%	183

NOTES TO FINANCIAL STATEMENTS (Continued)

		Investment
		Advisory Fee
	Expense	Waivers/
	Limitation	Reimbursements

Total Return Bond Fund
Institutional Class	0.79%	$108,748
Investor Class	0.79%	837
Tax-Exempt Bond Fund
Institutional Class	0.79%	157,167
Investor Class	0.79%	208
Flexible Income Fund
Institutional Class	0.95%	68,591
Investor Class	0.95%	372
Low Duration Bond Fund
Institutional Class	0.65%	56,551
Low Duration Tax-Exempt Bond Fund
Institutional Class	0.65%	52,460

Each waiver or reimbursement by the Advisor is subject to repayment by a Fund within three fiscal years following the fiscal year in which that particular expense was incurred; provided that the Fund is able to make repayment without exceeding its expense limitation in effect at the time of the waiver or reimbursement.

The cumulative waiver and reimbursement amounts, if any, as of October 31, 2008 that are subject to repayment for each Fund are as follows:

	Expiration	Expiration	Expiration	Total Available
	10/31/2009	10/31/2010	10/31/2011	for Repayment

YieldQuest Core Equity Fund	$139,158	$120,628	$68,701	$328,487
YieldQuest Total Return Bond Fund	—	—	109,585	109,585
YieldQuest Tax-Exempt Bond Fund	96,333	—	157,375	253,708
YieldQuest Flexible Income Fund	—	21,750	68,963	90,713
YieldQuest Low Duration Bond Fund	—	23,833	56,551	80,384
YieldQuest Low Duration Tax-Exempt Bond Fund	—	27,631	52,460	80,091

Under the Distribution and Shareholder Services Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the Act, each Fund will pay YieldQuest Securities, LLC (the “Distributor”) an annual distribution fee of 0.25% of the average daily net assets of Investor Class Shares of such Fund as compensation for the promotion and distribution of Investor Class Shares. These fees may be used by the Distributor to pay broker-dealers, investment advisors, banks, trust companies, retirement plan administrators and other services providers which provide distribution services and shareholder and administrative support. The Funds have adopted an Administration Plan with respect to Investor Class shares, pursuant to which each Fund pays an annual fee equal to 0.10% of the average daily net assets of each Fund’s Investor Class to the Distributor to compensate financial intermediaries that provide administrative services to the Investor Class shareholders pursuant to a written agreement with the Distributor. Financial intermediaries eligible to receive payments under the Administration Plan include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that have entered into agreements with the Distributor or the Trust. For the year ended October 31, 2008, the Distributor received $4,562 in distribution fees and $1,824 in administrative service fees paid by the Funds of which 100% of the fees were re-allowed to broker-dealers.

Subject to policies established by the Board, the Advisor is responsible for each Fund’s portfolio decisions and the placing of each Fund’s portfolio transactions. The Advisor typically executes each Fund’s portfolio transactions through its affiliated broker-dealer, YieldQuest Securities, LLC, on an agency basis; while principal trades on behalf of the Funds are executed solely through independent broker-dealers. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility, responsiveness of the broker-dealer, clearance procedures, wire service quotations, statistical information, market and economic analysis provided by the

NOTES TO FINANCIAL STATEMENTS (Continued)

broker or dealer to the Funds and the Advisor. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Under the Investment Company Act of 1940, persons affiliated with an affiliate of the Advisor (such as YieldQuest Securities, LLC) are prohibited from dealing with the Funds as a principal in the purchase and sale of securities. Therefore, Yield Quest Securities, LLC will not serve as dealer in connection with the Fund’s over-the-counter transactions. However, Yield Quest Securities, LLC may serve as broker in the Funds’ over-the-counter transactions conducted on an agency basis and may receive brokerage commissions in connection with such transactions. Such transactions will be executed on a fully disclosed basis through its clearing firm. For the year ended October 31, 2008, YieldQuest Securities, LLC had received brokerage commissions of $233,373, $1,195,414, $493,314, $244,032, $53,340, and $27,661, respectively, for the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, Flexible Income Fund, Low Duration Bond Fund and the Low Duration Tax-Exempt Bond Fund. The total value of transactions generating brokerage commissions were $262,771,091, $784,063,488, $455,513,453, $149,070,897, $30,749,986, and $16,142,734 respectively, for the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, Flexible Income Fund, Low Duration Bond Fund and the Low Duration Tax-Exempt Bond Fund.

Jay K. Chitnis, Chairman and President of the Trust, and the other officers of the Trust are also officers of the Advisor and the Distributor. The Trust does not compensate its officers or interested Trustees who are affiliated with the Advisor or Distributor. The Trust pays each non-interested Trustee an annual retainer of $19,000 and reimburses for out-of-pocket expenses.

Effective September 8, 2008, pursuant to an Administration and Accounting Service Agreement (the “Administration Agreement”), PNC Global Investment Servicing (U.S.) Inc. (“PNC”) provides administration and accounting services to the Funds. Under the Administration Agreement, the Funds pay PNC a monthly fee for their services. Pursuant to a Transfer Agency Services Agreement, PNC also provides transfer agency services to the Funds. Prior to September 8, 2008 and beginning on April 15, 2007, pursuant to a Master Services Agreement, Citi Fund Services Ohio, Inc. (formerly BISYS Fund Services Ohio, Inc.) (“Citi”) provided administration, accounting and transfer agency services to the Funds. Under the terms of the Master Services Agreement, Citi was paid an annual fee, computed daily and payable monthly based on a percentage of average daily net assets, subject to certain minimums and certain transaction fees. Prior to April 15, 2007, Gemini Fund Services, LLC served the Funds in similar capacities.

Contingencies and Commitments - In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider the risk of loss from such potential claims to be remote.

NOTE 4. INVESTMENT TRANSACTIONS
The cost of investment purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition), for the year ended October 31, 2008 were as follows:

	Purchases	Sales

Core Equity Fund	$130,867,032	$133,929,732
Total Return Bond Fund	464,308,195	518,358,196
Tax-Exempt Bond Fund	252,873,314	326,159,485
Flexible Income Fund	95,855,964	74,976,148
Low Duration Bond Fund	17,840,492	18,298,752
Low Duration Tax-Exempt Bond Fund	17,790,262	13,369,665

NOTE 5. REDEMPTION FEES
Prior to June 18, 2007, each Fund imposed a 2% redemption fee for any redemption occurring within 90 days of purchase.

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL
The tax components of dividends paid during the year ended October 31, 2008 and period ended October 31, 2007

	Ordinary	Tax-Exempt	Long-Term	Return of
	Income	Income	Capital Gains	Capital	Total

Core Equity Fund
2008	$679,745	$—	$—	$—	$679,745
2007	269,413	—	—	—	269,413
Total Return Bond Fund
2008	$19,074,509	—	—	—	$19,074,509
2007	13,787,132	—	—	—	13,787,132
Tax-Exempt Bond Fund
2008	1,543,509	5,113,465	—	—	6,656,974
2007	631,692	5,140,901	—	—	5,772,593
Flexible Income Fund
2008	2,427,578	—	—	—	2,427,578
2007	171,057	—	—	—	171,057
Low Duration Bond Fund
2008	532,315	—	—	44,105	576,420
2007	110,675	—	—	—	110,675
Low Duration Tax-Exempt Bond Fund
2008	49,483	135,796	—	—	185,279
2007	1,688	13,888	—	—	15,576

As of October 31, 2008 (the Fund’s latest tax year end), the components of distributable earnings on a tax basis were as follows:

	Capital Loss	Undistributed	Undistributed	Unrealized	Other
	Carry	Ordinary	Tax-Exempt	Appreciation	Accumulated
	Forwards	Income	Income	(Depreciation)	Gains (Losses)	Total

Core Equity Fund	$(11,978,429)	$997,278	$—	$516,024	$—	$(10,465,127)
Total Return Bond Fund	(35,352,443)	1,398,428	—	(49,511,671)	—	(83,465,686)
Tax-Exempt Bond Fund	(17,180,630)	189,269	—	(14,936,370)	—	(31,927,731)
Flexible Income Fund	(7,053,183)	91,821	—	(8,213,760)	—	(15,175,122)
Low Duration Bond Fund	(1,376,540)	—	—	(477,840)	—	(1,854,380)
Low Duration Tax-Exempt
Bond Fund	(222,534)	—	4,909	(246,076)	—	(463,701)

The difference between book basis unrealized appreciation and depreciation is attributable primarily to tax deferral of losses on wash sales and on investments in Passive Foreign Investment Companies, futures, options and forward currency contracts.

Permanent book and tax differences resulted in reclassifications for the period ended October 31, 2008 as follows:

		Increase (Decrease)
	Increase	Undistributed	Increase (Decrease)
	(Decrease)	Net Investment	Accumulated Net
	Paid in Capital	Income (Loss)	Realized Gain (Loss)

Core Equity Fund	$—	$380,419	$(380,419)
Total Return Bond Fund	27,941	2,392,167	(2,420,108)

NOTES TO FINANCIAL STATEMENTS (Continued)

		Increase (Decrease)
	Increase	Undistributed	Increase (Decrease)
	(Decrease)	Net Investment	Accumulated Net
	Paid in Capital	Income (Loss)	Realized Gain (Loss)

Tax-Exempt Bond Fund	$27,117	$282,992	$(310,109)
Flexible Income Fund	(1,884)	58,256	(56,372)
Low Duration Bond Fund	(44,675)	(24,111)	68,786
Low Duration Tax-Exempt Bond Fund	—	3,273	(3,273)

These reclassifications, related to the differing treatment of short term capital gains, dividends on short sales, foreign currency gains, excise taxes paid and swap gains and losses, have no effect on net assets and net asset value per share.

At October 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Tax
		Tax	Tax	Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Core Equity Fund	$15,139,057	$953,703	$(2,246,740)	$(1,293,037)
Total Return Bond Fund	262,397,880	2,936,957	(50,734,903)	(47,797,946)
Tax-Exempt Bond Fund	134,200,660	918,853	(14,973,372)	(14,054,519)
Flexible Income Fund	29,950,461	163,259	(7,754,403)	(7,591,144)
Low Duration Bond Fund	5,360,891	72,326	(504,915)	(432,589)
Low Duration Tax-Exempt Bond Fund	5,485,279	50,600	(274,178)	(223,578)

At October 31, 2008, the following Funds had net capital loss carryforwards for federal income tax purposes, which will expire in the following years:

	2014	2015	2016

Core Equity Fund	$82,732	$—	$11,895,697
Total Return Bond Fund	200,854	14,598,251	20,553,338
Tax-Exempt Bond Fund	303,684	4,248,042	12,628,904
Flexible Income Fund	—	64,786	6,988,397
Low Duration Bond Fund	—	137,562	1,238,978
Low Duration Tax-Exempt Bond Fund	—	18,272	204,262

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Core Equity Fund

	Institutional Class			Investor Class

	Year ended 10/31/2008	Year ended 10/31/2007	Year ended 10/31/2006(a)	Period ended 10/31/2008(b)

Net Asset Value, beginning of period	$12.89	$11.36	$10.00	$11.36

Change in net assets from operations:
Net investment income	0.44	0.28	0.13	0.09
Net realized and unrealized gains (losses) on investments (c)	(6.60)	1.41	1.29	(5.07)

Total from investment operations	(6.16)	1.69	1.42	(4.98)

Distributions:
Net investment income	(0.34)	(0.16)	(0.06)	—
Net realized capital gains from investments	—	—	— (d)	—

Total Distributions	(0.34)	(0.16)	(0.06)	—

Paid-in capital from redemption fees	—	— (d)	— (d)	—

Net Asset Value, end of period	$6.39	$12.89	$11.36	$6.38

Net assets, end of period (000’s)	$12,763	$25,370	$18,782	$120
Total Return (e) (f)	(49.06)%	14.98%	14.24%	(43.84)%

Ratios/Supplemental Data:

Ratios of expenses to average net assets: (g)
Before expense waivers/reimbursements	2.88%	1.80%	2.85%	2.92%
After expense waivers/reimbursements	2.58%	1.24%	1.19%	2.56%
After expense waivers/reimbursements
excluding interest and dividend
expense for securities sold short, if any	1.19%	1.19%	1.19%	1.54%

Ratios of net investment income (loss) to average net assets: (g)
Before expense waivers/reimbursements	3.60%	1.90%	(0.29)%	2.89%
After expense waivers/reimbursements	3.90%	2.46%	1.37%	3.25%
Portfolio turnover rate (f) (h)	499%	568%	455%	499%

(a)	Commenced operations on November 1, 2005.
(b)	Commenced operations on February 28, 2008.
(c)	Includes distributions of capital gains from underlying mutual funds.
(d)	Amount represents less than $0.01 per share.
(e)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS (Continued)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Total Return Bond Fund

	Institutional Class				Investor Class

	Year ended 10/31/2008		Year ended 10/31/2007	Year ended 10/31/2006(a)	Period ended 10/31/2008(b)

Net Asset Value, beginning of period	$9.93		$10.51	$10.00	$9.72

Change in net assets from operations:
Net investment income	0.63		0.54	0.41	0.41
Net realized and unrealized gains (losses) on investments (c)	(2.29)		(0.62)	0.51	(2.08)

Total from investment operations	(1.66)		(0.08)	0.92	(1.67)

Distributions:
Net investment income	(0.67)		(0.50)	(0.41)	(0.45)
Net realized capital gains from investments	—		—	— (d)	—

Total Distributions	(0.67)		(0.50)	(0.41)	(0.45)

Paid-in capital from redemption fees	—		— (d)	— (d)	—

Net Asset Value, end of period	$7.60		$9.93	$10.51	$7.60

Net assets, end of period (000’s)	$186,944		$328,496	$138,239	$5,314
Total Return (e) (f)	(17.66)%		(0.86)%	9.31%	(17.76)%

Ratios/Supplemental Data:

Ratios of expenses to average net assets: (g)
Before expense waivers/reimbursements	1.44%		0.83%	0.94%	1.62%
After expense waivers/reimbursements	1.40%		0.83%	0.79%	1.56%
After expense waivers/reimbursements
excluding interest and dividend
expense for securities sold short, if any	0.80	% (h)	0.79%	0.79%	1.15	% (h)

Ratios of net investment income (loss) to average net assets: (g)
Before expense waivers/reimbursements	6.75%		5.53%	4.70%	6.78%
After expense waivers/reimbursements	6.79%		5.53%	4.85%	6.84%
Portfolio turnover rate (f) (i)	165%		220%	137%	165%

(a)	Commenced operations on November 1, 2005.
(b)	Commenced operations on February 28, 2008.
(c)	Includes distributions of capital gains from underlying mutual funds.
(d)	Amount represents less than $0.01 per share.
(e)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	Includes excise tax expense of 0.01% for the year end October 31, 2008, which is not included in the contractual expense limitation.
(i)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS (Continued)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Tax-Exempt Bond Fund

	Institutional Class			Investor Class

	Year ended 10/31/2008	Year ended 10/31/2007	Year ended 10/31/2006(a)	Period ended 10/31/2008(b)

Net Asset Value, beginning of period	$10.09	$10.53	$10.00	$9.85

Change in net assets from operations:
Net investment income	0.42	0.40	0.31	0.26
Net realized and unrealized gains (losses) on investments (c)	(1.58)	(0.44)	0.53	(1.33)

Total from investment operations	(1.16)	(0.04)	0.84	(1.07)

Distributions:
Net investment income	(0.43)	(0.40)	(0.31)	(0.26)
Net realized capital gains from investments	—	—	— (d)	—

Total Distributions	(0.43)	(0.40)	(0.31)	(0.26)

Paid-in capital from redemption fees	—	— (d)	— (d)	—

Net Asset Value, end of period	$8.50	$10.09	$10.53	$8.52

Net assets, end of period (000’s)	$103,196	$191,007	$86,199	$313
Total Return (e) (f)	(11.88)%	(0.46)%	8.51%	(11.04)%

Ratios/Supplemental Data:

Ratios of expenses to average net assets: (g)
Before expense waivers/reimbursements	1.70%	0.81%	1.09%	1.84%
After expense waivers/reimbursements	1.60%	0.81%	0.79%	1.72%
After expense waivers/reimbursements
excluding interest and dividend
expense for securities sold short, if any	0.79%	0.79%	0.79%	1.14%

Ratios of net investment income (loss) to average net assets: (g)
Before expense waivers/reimbursements	4.16%	3.91%	3.25%	4.05%
After expense waivers/reimbursements	4.26%	3.91%	3.55%	4.17%
Portfolio turnover rate (f) (h)	158%	152%	72%	158%

(a)	Commenced operations on November 1, 2005.
(b)	Commenced operations on February 28, 2008.
(c)	Includes distributions of capital gains from underlying mutual funds.
(d)	Amount represents less than $0.01 per share.
(e)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS (Continued)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Flexible Income Fund

	Institutional Class		Investor Class

	Year ended 10/31/2008	Period ended 10/31/2007(a)	Period ended 10/31/2008(b)

Net Asset Value, beginning of period	$9.98	$10.00	$9.89

Change in net assets from operations:
Net investment income	0.66	0.17	0.41
Net realized and unrealized gains (losses) on investments (c)	(4.26)	(0.03)	(4.15)

Total from investment operations	(3.60)	0.14	(3.74)

Distributions:
Net investment income	(0.68)	(0.16)	(0.44)

Total Distributions	(0.68)	(0.16)	(0.44)

Net Asset Value, end of period	$5.70	$9.98	$5.71

Net assets, end of period (000’s)	$17,644	$14,580	$231
Total return (d) (e)	(38.24)%	1.36%	(39.11)%

Ratios/Supplemental Data:

Ratios of expenses to average net assets: (f)
Before expense waivers/reimbursements	1.58%	1.67%	2.12%
After expense waivers/reimbursements	1.37%	1.01%	1.86%
After expense waivers/reimbursements
excluding interest and dividend
expense for securities sold short, if any	0.95%	0.95%	1.30%

Ratios of net investment income (loss) to average net assets: (f)
Before expense waivers/reimbursements	7.33%	5.04%	7.31%
After expense waivers/reimbursements	7.54%	5.70%	7.57%
Portfolio turnover rate (e) (g)	236%	79%	236%

(a)	Commenced operations on June 11, 2007.
(b)	Commenced operations on February 28, 2008.
(c)	Includes distributions of capital gains from underlying mutual funds.
(d)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS (Continued)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Low Duration Bond Fund		YieldQuest Low Duration Tax-Exempt Bond Fund

	Institutional Class

	Year ended 10/31/2008	Period ended 10/31/2007(a)	Year ended 10/31/2008	Period ended 10/31/2007(a)

Net Asset Value, beginning of period	$9.92	$10.00	$10.03	$10.00

Change in net assets from operations:
Net investment income	0.56	0.16	0.31	0.13
Net realized and unrealized gains (losses) on investments (b)	(1.25)	(0.09)	(0.69)	0.02

Total from investment operations	(0.69)	0.07	(0.38)	0.15

Distributions:
Net investment income	(0.48)	(0.15)	(0.31)	(0.12)

Return of Capital	(0.04)	—	—	—

Total Distributions	(0.52)	(0.15)	(0.31)	(0.12)

Net Asset Value, end of period	$8.71	$9.92	$9.34	$10.03

Net assets, end of period (000’s)	$5,032	$8,198	$4,542	$1,324
Total Return (c) (d)	(7.31)%	0.66%	(3.89)%	1.53%

Ratios/Supplemental Data:

Ratios of expenses to average net assets: (e)
Before expense waivers/reimbursements	1.28%	1.74%	1.85%	6.66%
After expense waivers/reimbursements	0.76%	0.74%	0.97%	0.65%
After expense waivers/reimbursements
excluding interest and dividend
expense for securities sold short, if any	0.65%	0.65%	0.65%	0.65%

Ratios of net investment income (loss) to average net assets: (e)
Before expense waivers/reimbursements	4.98%	3.84%	2.24%	(2.48)%
After expense waivers/reimbursements	5.50%	4.84%	3.12%	3.53%
Portfolio turnover rate (d) (f)	223%	51%	284%	30%

(a)	Commenced operations on June 11, 2007.
(b)	Includes distributions of capital gains from underlying mutual funds.
(c)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
YieldQuest Funds Trust
Atlanta, Georgia

We have audited the accompanying statements of assets and liabilities of Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, Flexible Income Fund, Low Duration Bond Fund, and Low Duration Tax-Exempt Bond Fund, each a series of shares of YieldQuest Funds Trust, (the “Funds”), including the schedules of investments, as of October 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended for Core Equity Fund, Total Return Bond Fund, and Tax-Exempt Bond Fund, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period June 11, 2007 to October 31, 2007 for Flexible Income Fund, Low Duration Bond Fund, and Low Duration Tax-Exempt Bond Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers or by other procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 2008, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
December 18, 2008.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of the YieldQuest Funds pay ongoing expenses, such as advisory fees, ongoing operating expenses, and distribution and administration expenses with respect to Investor Class shares. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs in investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses: The first set of tables provides information about actual account values and actual expenses. The shareholder may use the information in this table, together with the amount invested, to estimate the expenses that you would have paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

Institutional Class	Beginning Account Value 5/1/08	Ending Account Value 10/31/08	Expense Paid During Period(a) 5/1/08 - 10/31/08	Expense Ratio During Period(a) 5/1/08 - 10/31/08
Actual Expenses
Core Equity Fund	$1,000.00	$548.50	$10.20	2.62%
Total Return Bond Fund	1,000.00	819.40	5.85	1.28%
Tax-Exempt Bond Fund	1,000.00	881.50	7.24	1.53%
Flexible Income Fund	1,000.00	614.70	6.37	1.57%
Low Duration Bond Fund	1,000.00	905.40	3.69	0.77%
Low Duration Tax-Exempt Bond Fund	1,000.00	939.40	6.04	1.24%

Excluding interest expense and dividends on short positions, your actual cost of investment in the Intuitional Class of the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, Flexible Income Fund, Low Duration Bond Fund, and Low Duration Tax-Exempt Bond Fund would be $4.63, $3.70, $3.74, $3.86, $3.11, and $3.17, respectively.

(a) Expenses are equal to each Fund’s annualized expense ratio, including interest expense and dividends on short positions if any, multiplied by the average account value over the period, multiplied by 184/366. If interest expense and dividends on short positions were excluded, the Institutional Class annualized expense ratios of the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, Flexible Income Fund, Low Duration Bond Fund, and Low Duration Tax-Exempt Bond Fund would have been 1.19%, 0.81%, 0.79%, 0.95%, 0.65%, and 0.65%, respectively.

Investor Class	Beginning Account Value 5/1/08	Ending Account Value 10/31/08	Expense Paid During Period(b) 5/1/08 - 10/31/08	Expense Ratio During Period(b) 5/1/08 - 10/31/08
Actual Expenses
Core Equity Fund	$1,000.00	$548.10	$11.56	2.97%
Total Return Bond Fund	1,000.00	817.50	7.45	1.63%
Tax-Exempt Bond Fund	1,000.00	879.80	8.88	1.88%
Flexible Income Fund	1,000.00	613.90	7.79	1.92%

Excluding interest expense and dividends on short positions, your actual cost of investment in the Investor Class of the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, and Flexible Income Fund would be $5.99, $5.30, $5.39, and $5.29, respectively.

(b) Expenses are equal to each Fund’s annualized expense ratio, including interest expense and dividends on short positions if any, multiplied by the average account value over the period, multiplied by 184/366. If interest expense and dividends on short positions were excluded, the Investor Class annualized expense ratios of the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, and Flexible Income Fund would have been 1.54%, 1.16%, 1.14%, and 1.30%, respectively.

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes: The second set of tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. This information may be used to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second set of tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Institutional Class	Beginning Account Value 5/1/08	Ending Account Value 10/31/08	Expense Paid During Period(a) 5/1/08 - 10/31/08	Expense Ratio During Period(a) 5/1/08 - 10/31/08
Hypothetical Expenses
Core Equity Fund	$1,000.00	$1,011.97	$13.25	2.62%
Total Return Bond Fund	1,000.00	1,018.70	6.50	1.28%
Tax-Exempt Bond Fund	1,000.00	1,017.44	7.76	1.53%
Flexible Income Fund	1,000.00	1,017.24	7.96	1.57%
Low Duration Bond Fund	1,000.00	1,021.27	3.91	0.77%
Low Duration Tax-Exempt Bond Fund	1,000.00	1,018.90	6.29	1.24%

Excluding interest expense and dividends on short positions, your actual cost of investment in the Institutional Class of the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, Flexible Income Fund, Low Duration Bond Fund, and Low Duration Tax-Exempt Bond Fund would be $6.04, $4.12, $4.01, $4.82, $3.30, and $3.30, respectively.

(a) Expenses are equal to each Fund’s annualized expense ratio, including interest expense and dividends on short positions if any, multiplied by the average account value over the period, multiplied by 184/366. If interest expense and dividends on short positions were excluded, the Institutional Class annualized expense ratios of the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, Flexible Income Fund, Low Duration Bond Fund, and Low Duration Tax-Exempt Bond Fund would have been 1.19%, 0.81%, 0.79%, 0.95%, 0.65%, and 0.65%, respectively.

Investor Class	Beginning Account Value 5/1/08	Ending Account Value 10/31/08	Expense Paid During Period(b) 5/1/08 - 10/31/08	Expense Ratio During Period(b) 5/1/08 - 10/31/08
Hypothetical Expenses
Core Equity Fund	$1,000.00	$1,010.21	$15.01	2.97%
Total Return Bond Fund	1,000.00	1,016.94	8.26	1.63%
Tax-Exempt Bond Fund	1,000.00	1,015.69	9.53	1.88%
Flexible Income Fund	1,000.00	1,015.48	9.73	1.92%

Excluding interest expense and dividends on short positions, your actual cost of investment in the investor class of the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, and Flexible Income Fund would be $7.81, $5.89, $5.79, and $6.61, respectively.

(b) Expenses are equal to each Fund’s annualized expense ratio, including interest expense and dividends on short positions if any, multiplied by the average account value over the period, multiplied by 184/366. If interest expense and dividends on short positions were excluded, the Investor Class annualized expense ratios of the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, and Flexible Income Fund would have been 1.54%, 1.16%, 1.14%, and 1.30%, respectively.

ADDITIONAL INFORMATION (Unaudited)

Each YieldQuest fund designates 0%, or if subsequently different, of ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders; and 0%, or if subsequently different, of ordinary income dividends to qualify for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements.

For federal income tax purposes, 77% and 73% of the income dividends paid by the Tax-Exempt Bond Fund and the Low Duration Tax-Exempt Bond Fund, respectively, qualify as exempt-interest dividends.

CONTROL OWNERSHIP (Unaudited)

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. A controlling shareholder could control the outcome of any proposal submitted to the shareholders for approval. As of the fiscal year end, the following persons were controlling persons or principal shareholders:

						Low Duration
	Core Equity	Total Return	Tax-Exempt	Flexible Income	Low Duration	Tax-Exempt
	Fund	Bond Fund	Bond Fund	Fund	Bond Fund	Bond Fund

Charles Schwab & Co., Inc.	82%	65%	61%	69%	14%	13%
TD Ameritrade, Inc.	9%	14%	14%	10%	—	—
National Financial Services LLC	—	12%	18%	19%	—	—
SEI Investments Distribution Co.	—	7%	—	—	—	—

BOARD OF TRUSTEES & OFFICERS (Unaudited)

Board of Trustees & Officers
The Trust is governed by a Board of Trustees, which oversees the Funds’ operations. Officers are appointed by the Trustees and serve at the pleasure of the Board. The table below shows, for each Trustee and Officer, his or her name, address, and age, the position held with the Trust, the length of time served as Trustee and Officer of the Trust, the Trustee’s or Officer’s principal occupations during the last five years, the number of funds in the YieldQuest Funds Trust overseen by the Trustee or Officer, and other directorships held by the Trustee or Officer.

Name, Address*, Age, Position with Fund Complex,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Trusteeships
Jay K. Chitnis, CFA*** Age 41 Trustee, President and Chief Executive Officer, Since 2005

Managing Director of YieldQuest Advisors, LLC, since June 2004; Managing Director of YieldQuest Securities, LLC, a registered broker dealer and member FINRA, since September 2004; Managing Director of YieldQuest Investment Group, a division (firm within a firm) of Register & Akers Investments, Inc., since June 2004, of McDonald Investments, from September 2001 to June 2004; and of First Union Securities (Wachovia Securities), from 1998 to September 2001, all FINRA registered broker-dealers and members SIPC; Senior Vice President of CIBC/Oppenheimer Corp., from 1996 to 1998.

David Summers*** Age 40 Treasurer, Chief Financial Officer and Secretary, Since 2005

Managing Director of YieldQuest Advisors, LLC and YieldQuest Securities, LLC, since 2005; Senior Vice President and Chief Compliance Officer of YieldQuest Advisors, LLC, since June 2004; Senior Vice President and Chief Compliance Officer of YieldQuest Investment Group, a division (firm within a firm) of Register & Akers Investments, Inc., since June 2004; Chief Compliance Officer of the Trust, from 2005 to 2007; Senior Vice President and Chief Compliance Officer of YieldQuest Securities, LLC, September 2004 until October 2006; Vice President of YieldQuest Investment Group, a division of McDonald Investments, from September 2001 to June 2004; and Investment Associate at First Union Securities (Wachovia Securities), from 1998 to September 2001, all FINRA registered broker-dealers and members SIPC.

Gary Schwartz*** Age 42 Chief Compliance Officer, Since 2006

Compliance Officer for YieldQuest Advisors, LLC and YieldQuest Securities, LLC, since 2005; Assistant Compliance Officer of the Trust from 2006 to 2007; Nasdaq/OTC Trader, Riverstar Trading, 2002 through 2005; Regional Manager, Atlanta Branch Manager and Registered Options Principal for Protrader Securities, an Instinet Company, from 1998 through 2002.

Jerome Davies*** Age 38 Assistant Treasurer, Since 2007

Associate Vice President and Controller of YieldQuest Advisors, LLC and YieldQuest Securities, LLC, since December 2006; Vice President Finance, Merrill Lynch Insurance Group Inc., Treasurer of Roszel Advisors, LLC and Treasurer and Chief Financial Officer of MLIG Variable Insurance Trust, from May 2002 to July 2006.

Joseph Patire*** Age 32 Assistant Secretary, Since 2008

Managing Director of YieldQuest Advisors, LLC, since 2004; Managing Director of YieldQuest Securities, LLC since 2005; Senior Vice President of the YieldQuest Investment Group of an independent broker-dealer firm, Register & Akers Investments, Inc., from 2004 to 2005; Vice President of McDonald Investments, a registered broker-dealer and FINRA member, from 2001 to 2004.

Aaron Remorenko Age 31 Assistant Secretary, Since 2008

Vice President and Director of PNC Global Investment Servicing (U.S.) Inc. (“PNC”) since 2007; Assistant Vice President and Manager of PNC from 2004 to 2007; Regulatory Administration Senior Specialist of PNC from 2003 to 2004.

*	The address for each officer is 3280 Peachtree Road, Suite 2600, Atlanta, Georgia 30305
**	Fund Complex refers to YieldQuest Funds Trust. The Fund Complex currently consists of six series.
***	Messrs. Chitnis, Summers, Schwartz, Davies and Patire are deemed to be “interested persons” of the Trust because they are officers of the Advisor.

BOARD OF TRUSTEES & OFFICERS (Unaudited) (Continued)

Name, Address*, Age, Position with Fund Complex,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Trusteeships
Denise M. Buchanan Age 46 Independent Trustee, Since 2005

Chief Compliance Officer of CapFinancial Partners, LLC (doing business as CAPTRUST Financial Advisors), a federally registered investment adviser and broker-dealer and member of FINRA/SIPC since 2007: President of Broker/Dealer Sales & Consulting, Inc., a consulting group specializing in compliance guidance for broker-dealers and investment advisers, since 1996; Director of Compliance, CapFinancial Partners, LLC from 2003 until 2007; Chief Compliance Officer of Hatteras Investment Partners, LLC and its affiliates, and the Hatteras Funds (investment companies registered under the 1940 Act), from 2003 until December 2007.

Gary D. Campbell, CFA® Age 56 Independent Trustee, Since 2005

President of Presbyterian Church in America, Retirement & Benefits, since 2006; Retired July 2005 through July 2006; President and Chief Investment Officer of Kennedy Capital Management, Inc., an SEC-registered investment advisor based in St. Louis, Missouri, 2001 to 2005; Executive Vice President and Chief Investment Officer, Commerce Bancshares, Inc./The Commerce Trust Company, an asset management, trust, private banking and other financial advisory services firm with over $10 billion in assets under management; Senior Vice President/ Director of Institutional Portfolio Management, Wachovia (First Union Corp.), 1985 to 1990.

Craig Ruff, Ph. D, CFA® Age 48 Independent Trustee, Since 2005

Clinical Associate Professor of Finance at Georgia State University since August 2003 and Assistant Dean, Executive Education since August 2007; Vice President in the Educational Products department at the Association for Investment Management and Research (AIMR, now known as the CFA Institute) and Associate Editor of the Financial Analysts Journal from July 1998 to July 2003; Senior Economist at the Federal Home Loan Bank of Atlanta from June 1988 to June 1991.

*	The address for each Trustee is 3280 Peachtree Road, Suite 2600, Atlanta, Georgia 30305
**	Fund Complex refers to YieldQuest Funds Trust. The Fund Complex currently consists of six series.

The Trust’s Statement of Additional Information contains additional information about the Trustees and Officers and is available without charge, upon request, by calling 1-877-497-3634.

Each Trustee will serve an indefinite term until his successor, if any, is duly elected and qualified. Officers of the Trust are elected annually.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the YieldQuest Funds. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Proxy Voting Policy: Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-877-497-3634 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holding Disclosure: Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). Each Fund makes the information on Form N-Q available to shareholders without charge, upon request, by calling 1-877-497-3634.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Craig Ruff is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $68,400 for 2007 and $79,800 for 2008.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2007 and $0 for 2008.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $15,600 for 2007 and $16,200 for 2008. Fees were for the preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2008.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	Not applicable

(c)	100%

(d)	Not applicable

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2007 and $0 for 2008.

(h)	Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	YieldQuest Funds Trust

By (Signature and Title)*	/s/ Jay K. Chitnis

Jay K. Chitnis, President
(principal executive officer)

Date	January 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jay K. Chitnis

Jay K. Chitnis, President
(principal executive officer)

Date	January 7, 2009

By (Signature and Title)*	/s/ David Summers

David Summers, Treasurer
(principal financial officer)

Date	January 7, 2009

* Print the name and title of each signing officer under his or her signature.